Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2019 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 112.9%
COMMON STOCK — 28.6%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd., ADR (a)	8,800	$47,608
Harmony Gold Mining Co. Ltd., ADR (a),(b)	2,700	6,129

		53,737

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	13,200	52,800

Total Africa		106,537

Asia — 1.0%
Biotechnology & Pharmaceuticals — 0.4%
Sinovac Biotech Ltd. (a),(b),(o)	200	1,294
Takeda Pharmaceutical Co. Ltd. (c)	778,490	27,693,082

		27,694,376

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a),(b)	23,800	2,298,604
RYB Education, Inc., ADR (a),(b)	2,600	17,420
Tarena International, Inc., ADR (a),(b)	2,100	5,250

		2,321,274

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR (a)	1,400	18,200
Melco Resorts & Entertainment Ltd., ADR	3,000	65,160

		83,360

Hardware — 0.0%
AU Optronics Corp., ADR	100	296

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (a)	2,329	13,462

Machinery — 0.0%
China Yuchai International Ltd. (a)	2,045	30,655
Hollysys Automation Technologies Ltd. (a)	5,700	108,300

		138,955

Media — 0.1%
Baidu, Inc., ADR (a),(b)	44,000	5,163,840
Eros International PLC (b)	5,200	7,020
Leju Holdings Ltd., ADR (a),(b)	800	1,080
Phoenix New Media Ltd., ADR (a),(b)	2,100	6,825
SINA Corp. (a),(b)	700	30,191
Sohu.com Ltd., ADR (a),(b)	600	8,400

		5,217,356

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp., ADR (a)	1,600	109,120
PetroChina Co. Ltd., ADR (a)	200	11,014

		120,134

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd., ADR (a)	500	17,155

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR (a)	4,000	16,720

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Renewable Energy — 0.0%
Highpower International, Inc. (a),(b)	200	$848

Retail - Discretionary — 0.5%
Alibaba Group Holding Ltd., ADR (b),(c)	244,679	41,460,856

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a)	16,400	369,820
Magnachip Semiconductor Corp. (a),(b)	9,600	99,360
Silicon Motion Technology Corp., ADR (a)	400	17,752
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	56,700	2,220,939
United Microelectronics Corp., ADR (a)	35,400	78,234

		2,786,105

Software — 0.0%
Changyou.com Ltd., ADR (a)	7,200	69,192

Specialty Finance — 0.0%
Hexindai, Inc., ADR (a)	3,700	8,806
Jianpu Technology, Inc., ADR (b)	300	1,122
LexinFintech Holdings Ltd., ADR (a),(b)	4,700	52,452
PPDAI Group, Inc., ADR (a)	2,100	9,135
Qudian, Inc., ADR (a),(b)	53,100	398,250

		469,765

Technology Services — 0.0%
Infosys Ltd., ADR	3,200	34,240
WNS Holdings Ltd., ADR (a),(b)	6,400	378,880

		413,120

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (a),(b)	300	2,337
China Mobile Ltd., ADR	600	27,174

		29,511

Total Asia		80,852,485

Europe — 1.0%
Automotive — 0.0%
Autoliv, Inc.	1,000	70,510
Ferrari NV	9,000	1,452,780
Fiat Chrysler Automobiles NV	48,200	666,124

		2,189,414

Banking — 0.1%
HSBC Bank PLC, ADR	44,500	1,857,430
Intesa Sanpaolo SpA	683,000	1,462,167

		3,319,597

Biotechnology & Pharmaceuticals — 0.5%
Affimed NV (b)	300	861
AstraZeneca PLC, ADR	29,400	1,213,632
Grifols SA, ADR (a)	4,500	94,950
Novartis AG (c)	452,060	41,269,348
Prothena Corp. PLC (a),(b)	11,000	116,270
uniQure NV (a),(b)	1,300	101,595

		42,796,656

Chemicals — 0.0%
Orion Engineered Carbons SA (a)	18,000	385,380

Consumer Products — 0.0%
Avon Products, Inc. (a),(b)	18,100	70,228

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Nomad Foods Ltd. (a),(b)	26,600	$568,176

		638,404

Electrical Equipment — 0.0%
nVent Electric plc (a)	3,400	84,286

Insurance — 0.0%
Aegon NV	300	1,485

Iron & Steel — 0.0%
Ternium SA, ADR (a)	900	20,187

Media — 0.0%
Trivago NV, ADR (a),(b)	4,900	20,629

Medical Equipment & Devices — 0.1%
Alcon, Inc. (b),(c)	161,260	10,006,183
Trinity Biotech PLC, ADR (a),(b)	1,700	3,145

		10,009,328

Oil, Gas & Coal — 0.0%
Equinor ASA, ADR	17,300	342,194
Royal Dutch Shell PLC, ADR	4,100	266,787
Seadrill Ltd. (a),(b)	7,100	29,536

		638,517

Passenger Transportation — 0.0%
Ryanair Holdings PLC, ADR (b)	1,075	68,951

Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A (a)	1,600	28,928

Retail—Discretionary — 0.0%
Hudson Ltd., Class A (a),(b)	13,700	188,923

Semiconductors — 0.1%
NXP Semiconductors NV (a),(c)	43,300	4,226,513
STMicroelectronics NV	200	3,524

		4,230,037

Software — 0.2%
InterXion Holding NV (a),(b),(c)	207,584	15,795,067

Technology Services — 0.0%
Atento SA (a),(b)	4,600	11,454

Transportation & Logistics — 0.0%
Safe Bulkers, Inc. (a),(b)	17,200	26,832

Utilities — 0.0%
Atlantica Yield PLC (a)	11,200	253,904

Total Europe		80,707,979

Middle East — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Intec Pharma Ltd. (b)	500	2,170

Electrical Equipment — 0.0%
Camtek Ltd. (a)	6,800	57,460

Hardware — 0.0%
Ceragon Networks Ltd. (a),(b)	10,100	29,593
Radware Ltd. (a),(b)	8,500	210,205
Silicom Ltd. (a),(b)	200	6,538

		246,336

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Media — 0.0%
Wix.com Ltd. (a),(b)	7,600	$1,079,960

Semiconductors — 0.1%
Mellanox Technologies Ltd. (a),(b)	33,100	3,663,177
Nova Measuring Instruments Ltd. (b)	400	10,236
Tower Semiconductor Ltd. (a),(b)	19,900	313,823

		3,987,236

Software — 0.0%
Allot Ltd. (a),(b)	1,200	8,652
CyberArk Software Ltd. (a),(b)	20,700	2,646,288
Sapiens International Corp. NV (a)	900	14,958

		2,669,898

Total Middle East		8,043,060

North America — 26.3%
Aerospace & Defense — 0.2%
AAR Corp. (a)	2,400	88,296
American Outdoor Brands Corp. (a),(b)	4,700	42,347
Astronics Corp. (b)	300	12,066
Ducommun, Inc. (a),(b)	900	40,563
General Dynamics Corp. (a)	16,000	2,909,120
HEICO Corp.	3,288	439,967
Hexcel Corp. (a)	7,999	646,959
Lockheed Martin Corp. (a)	25,999	9,451,677
Raytheon Co.	21,600	3,755,808
United Technologies Corp.	12,200	1,588,440
Wesco Aircraft Holdings, Inc. (b)	500	5,550

		18,980,793

Apparel & Textile Products — 0.3%
Capri Holdings Ltd. (a),(b)	16,400	568,752
Columbia Sportswear Co. (a)	11,500	1,151,840
Crocs, Inc. (a),(b)	44,200	872,950
Culp, Inc. (a)	600	11,400
Levi Strauss & Co., Class A (b)	17,900	373,752
Nike, Inc., Class B (a)	57,400	4,818,730
Skechers U.S.A., Inc., Class A (a),(b)	35,600	1,121,044
Tapestry, Inc. (a)	191,500	6,076,295
Unifi, Inc. (a),(b)	1,200	21,804
VF Corp. (a)	59,201	5,171,207
Vince Holding Corp. (a),(b)	306	4,269

		20,192,043

Asset Management — 1.2%
Affiliated Managers Group, Inc. (a)	600	55,284
Ameriprise Financial, Inc. (c)	9,761	1,416,907
Ares Capital Corp. (a)	6,300	113,022
Ares Management Corp.	1,500	39,255
ARYA Sciences Acquisition Corp. (b),(c)	127,800	1,366,182
ARYA Sciences Acquisition Corp., Class A (b),(c)	217,200	2,180,688
BlackRock Capital Investment Corp. (a)	16,600	100,098
BlackRock TCP Capital Corp. (a)	12,300	175,275
Blucora, Inc. (a),(b)	300	9,111
BrightSphere Investment Group PLC (a)	12,100	138,061
Capital Southwest Corp. (a)	200	4,190
Capitala Finance Corp. (a)	4,100	38,745
Charles Schwab Corp.	48,400	1,945,196
Churchill Capital Corp. (c)	1,000,000	10,150,000
Collier Creek Holdings (b),(c)	598,400	6,163,520

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Diamond Eagle Acquisition Corp. (c)	750,000	$7,545,000
Eaton Vance Corp.	200	8,626
Far Point Acquisition Corp. (b),(c)	125,000	1,300,000
Fidus Investment Corp. (a)	4,200	66,990
Forum Merger II Corp. (b),(c)	31,000	313,100
Garrison Capital, Inc. (a)	1,300	8,970
GigCapital2, Inc. (b),(c)	312,000	3,135,600
Gladstone Capital Corp. (a)	5,900	55,342
Gladstone Investment Corp. (a)	4,200	47,166
Golub Capital BDC, Inc.	300	5,340
Gores Holdings, Inc., Class A (b),(c)	212,000	2,130,600
Gores Metropoulos, Inc. (b),(c)	353,610	3,606,822
Gores Metropoulos, Inc., Class A (b),(c)	396,390	4,055,070
GS Acquisition Holdings Corp. (b),(c)	240,000	2,520,000
GX Acquisition Corp. (b),(c)	500,000	5,020,000
Haymaker Acquisition Corp. II (b),(c)	826,667	8,316,270
Health Sciences Acquisitions Corp. (b),(c)	112,808	1,190,124
Hennessy Capital Acquisition Corp. (b),(c)	300,000	3,099,000
Hennessy Capital Acquisition Corp., Class A (b),(c)	80,000	792,000
Hercules Technology Growth Capital, Inc.	7,200	92,304
Horizon Technology Finance Corp. (a)	2,900	34,220
Landcadia Holdings, Inc. (c)	600,000	6,000,000
Leisure Acquisition Corp. (b),(c)	80,000	824,000
LPL Financial Holdings, Inc.	200	16,314
Manning & Napier, Inc. (a)	1,600	2,800
Medallion Financial Corp. (a),(b)	3,600	24,264
Monocle Acquisition Corp. (b),(c)	200,000	2,052,000
Monroe Capital Corp. (a)	2,700	31,158
Oaktree Specialty Lending Corp. (a)	13,000	70,460
Oaktree Strategic Income Corp. (a)	100	849
Oppenheimer Holdings, Inc., Class A (a)	2,000	54,440
Oxford Square Capital Corp. (a)	7,300	46,720
PennantPark Floating Rate Capital Ltd.	300	3,468
PennantPark Investment Corp. (a)	13,700	86,584
Portman Ridge Finance Corp. (a)	4,800	10,800
Proficient Alpha Acquisition Corp. (b),(c)	240,000	2,412,000
Solar Capital Ltd. (a)	3,500	71,855
Solar Senior Capital Ltd. (a)	1,800	28,638
South Mountain Merger Corp. (b),(c)	600,000	6,000,000
Stellus Capital Investment Corp. (a)	3,800	52,554
TCG BDC, Inc. (a)	2,700	41,148
THL Credit, Inc. (a)	6,000	39,840
TPG Specialty Lending, Inc.	100	1,960
Trine Acquisition Corp. (b),(c)	240,000	2,407,200
Trine Acquisition Corp., Class A (b),(c)	160,000	1,552,000
TriplePoint Venture Growth BDC Corp. (a)	6,500	92,495
Tuscan Holdings Corp. (b),(c)	400,000	4,240,000
Westwood Holdings Group, Inc. (a)	200	7,040
WhiteHorse Finance, Inc. (a)	3,200	44,000

		93,452,665

Automotive — 0.0%
Adient PLC	6,400	155,328
Cooper-Standard Holding, Inc. (a),(b)	3,300	151,206
Dana, Inc. (a)	76,000	1,515,440
Delphi Technologies plc (a)	29,500	590,000
Magna International, Inc.	100	4,970
Methode Electronics, Inc. (a)	300	8,571
Miller Industries, Inc. (a)	100	3,075
Modine Manufacturing Co. (a),(b)	8,100	115,911
Standard Motor Products, Inc. (a)	100	4,534
Superior Industries International, Inc. (a)	2,200	7,612

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tenneco, Inc.	100	$1,109
Tesla, Inc. (a),(b)	45	10,056
Tower International, Inc. (a)	2,300	44,850
Visteon Corp. (a),(b)	600	35,148

		2,647,810

Banking — 3.7%
Arrow Financial Corp. (a)	369	12,815
Atlantic Capital Bancshares, Inc. (a),(b)	3,100	53,072
Bancorp, Inc. (a),(b)	6,400	57,088
Bank of America Corp. (c)	173,206	5,022,974
Bank of Marin Bancorp (a)	600	24,612
Bank of Montreal	1,700	128,265
Bank of Nova Scotia (a)	1,200	65,220
Bank of NT Butterfield & Son Ltd. (a)	9,400	319,224
Bank OZK (a)	4,900	147,441
BankFinancial Corp. (a)	1,155	16,158
Banner Corp. (c)	6,890	373,093
BB&T Corp.	5,300	260,389
Bridge Bancorp, Inc. (a)	200	5,892
Bridgewater Bancshares, Inc. (a),(b)	700	8,078
Byline Bancorp, Inc. (a),(b),(c)	582,835	11,143,805
Cadence BanCorp (a)	18,240	379,392
Centerstate Banks, Inc. (c)	659,506	15,188,423
Central Pacific Financial Corp. (a)	4,000	119,840
Chemical Financial Corp.	1,300	53,443
Citizens Financial Group, Inc. (a)	48,400	1,711,424
Comerica, Inc. (a)	72,400	5,259,136
ConnectOne Bancorp, Inc. (c)	318,565	7,218,683
East West Bancorp, Inc. (a)	45,200	2,114,004
Enterprise Financial Services Corp. (c)	443	18,429
Fidelity Southern Corp. (a),(o)	1,500	46,455
Fifth Third Bancorp (a)	71,048	1,982,239
Financial Institutions, Inc. (a)	1,400	40,810
First BanCorp (a)	80,400	887,616
First Business Financial Services, Inc. (a)	400	9,400
First Community Bankshares, Inc. (a)	800	27,008
First Defiance Financial Corp. (a)	1,700	48,569
First Financial Corp. (a)	400	16,064
First Financial Northwest, Inc. (a)	400	5,660
First Hawaiian, Inc. (a)	33,200	858,884
First Midwest Bancorp, Inc. (c)	804,379	16,465,638
Flushing Financial Corp. (a)	1,400	31,080
FS Bancorp, Inc. (a)	100	5,187
German American Bancorp, Inc. (a)	1,300	39,156
Heritage Commerce Corp. (a)	8,100	99,225
Hilltop Holdings, Inc. (a)	5,200	110,604
HomeTrust Bancshares, Inc. (a)	100	2,514
Horizon Bancorp, Inc.	100	1,634
Huntington Bancshares, Inc.	10,200	140,964
Independent Bank Corp. (a)	2,600	56,654
JPMorgan Chase & Co. (c)	165,592	18,513,186
KeyCorp (a)	17,200	305,300
Lakeland Bancorp, Inc. (a)	1,300	20,995
Live Oak Bancshares, Inc. (a)	3,300	56,595
Macatawa Bank Corp. (a)	100	1,026
Mercantile Bank Corp. (a)	1,100	35,838
Merchants Bancorp (a)	100	1,703
Midland States Bancorp, Inc. (c)	351,111	9,381,686
MidWestOne Financial Group, Inc. (a)	300	8,388
National Bankshares, Inc. (a)	100	3,893
Northrim BanCorp, Inc. (a)	400	14,264

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
OceanFirst Financial Corp. (c)	791,009	$19,656,574
OFG Bancorp (a)	7,800	185,406
Opus Bank (c)	624,175	13,176,334
Origin Bancorp, Inc. (c)	3,810	125,730
Oritani Financial Corp. (a)	200	3,548
Pacific Premier Bancorp, Inc. (c)	111,877	3,454,762
PCSB Financial Corp. (a)	400	8,100
Peapack Gladstone Financial Corp. (a)	800	22,496
Peoples Bancorp, Inc. (a)	500	16,130
PNC Financial Services Group, Inc. (c)	95,827	13,155,131
Popular, Inc. (a)	22,690	1,230,706
Preferred Bank (a)	1,400	66,150
Provident Financial Services, Inc.	100	2,425
QCR Holdings, Inc. (a),(c)	282,044	9,834,874
RBB Bancorp (a)	200	3,868
Regions Financial Corp. (a)	399,400	5,967,036
Royal Bank of Canada	3,000	238,200
Signature Bank (c)	166,405	20,108,380
Simmons First National Corp., Class A (a)	282	6,559
Stock Yards Bancorp, Inc. (a)	1,000	36,150
SunTrust Banks, Inc. (a)	35,500	2,231,175
SVB Financial Group (a),(b),(c)	22,023	4,946,146
Synovus Financial Corp. (a)	70,663	2,473,205
TCF Financial Corp. (a)	19,000	395,010
Territorial Bancorp, Inc. (a)	400	12,360
Texas Capital Bancshares, Inc. (a),(b)	1,400	85,918
Towne Bank (c)	92,652	2,527,547
Trico Bancshares (a)	100	3,780
TriState Capital Holdings, Inc. (a),(b)	2,900	61,886
Umpqua Holdings Corp. (a),(c)	450,907	7,480,547
United Community Financial Corp. (a)	3,600	34,452
United Financial Bancorp, Inc. (a)	1,300	18,434
Univest Financial Corp. (a),(c)	543,161	14,263,408
US Bancorp (a)	34,800	1,823,520
Veritex Holdings, Inc. (c)	585,837	15,202,470
Washington Trust Bancorp, Inc. (a)	900	46,962
Waterstone Financial, Inc. (a)	1,000	17,060
Western Alliance Bancorp (a),(b),(c)	531,442	23,766,086
Wintrust Financial Corp. (a)	1,500	109,740
WSFS Financial Corp. (a),(c)	358,229	14,794,858
Zions Bancorp NA (a),(c)	447,249	20,564,509

		297,076,767

Biotechnology & Pharmaceuticals — 4.5%
AbbVie, Inc. (a)	271,800	19,765,296
Achillion Pharmaceuticals, Inc. (a),(b)	10,300	27,604
Acorda Therapeutics, Inc. (a),(b)	9,600	73,632
ADMA Biologics, Inc. (b)	100	387
Aduro Biotech, Inc. (a),(b)	2,900	4,466
Akorn, Inc. (a),(b)	85,500	440,325
Alexion Pharmaceuticals, Inc. (b)	4,700	615,606
Alkermes PLC (a),(b)	45,600	1,027,824
AMAG Pharmaceuticals, Inc. (a),(b)	8,200	81,918
Amgen, Inc. (a)	116,600	21,487,048
Amphastar Pharmaceuticals, Inc. (a),(b)	1,000	21,110
Anika Therapeutics, Inc. (a),(b)	7,500	304,650
Antares Pharma, Inc. (a),(b)	14,300	47,047
Applied Genetic Technologies Corp. (a),(b)	900	3,411
Aptinyx, Inc. (a),(b)	3,100	10,354
Aravive, Inc. (a),(b)	900	5,400
Arbutus Biopharma Corp. (b)	200	416
Arcus Biosciences, Inc. (b)	200	1,590

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ardelyx, Inc. (b)	200	$538
Array BioPharma, Inc. (a),(b)	35,300	1,635,449
Arrowhead Pharmaceuticals, Inc. (b)	2,500	66,250
Assembly Biosciences, Inc. (a),(b)	600	8,094
Athersys, Inc. (a),(b)	1,700	2,856
Bausch Health Cos., Inc. (a),(b)	63,600	1,603,992
BioCryst Pharmaceuticals, Inc. (a),(b)	12,700	48,133
BioDelivery Sciences International, Inc. (a),(b)	27,100	126,015
Biogen, Inc. (a),(b)	16,800	3,929,016
Biohaven Pharmaceutical Holding Co. Ltd. (a),(b)	5,100	223,329
BioMarin Pharmaceutical, Inc. (a),(b)	10,700	916,455
BioSpecifics Technologies Corp. (a),(b)	100	5,971
BioTime, Inc. (a),(b)	2,700	2,970
Blueprint Medicines Corp. (b)	200	18,866
Bristol-Myers Squibb Co. (a),(c)	997,860	45,252,951
Cambrex Corp. (b)	100	4,681
Catalyst Biosciences, Inc. (a),(b)	1,600	11,792
Celgene Corp. (a),(b)	336,050	31,064,462
Celldex Therapeutics, Inc. (a),(b)	1,034	2,771
ChemoCentryx, Inc. (a),(b)	9,900	92,070
Chimerix, Inc. (a),(b)	7,500	32,400
Coherus Biosciences, Inc. (b)	1,700	37,570
Concert Pharmaceuticals, Inc. (b)	500	6,000
Contra OncoMed Pharmaceuticals, Inc.	700	0
CTI BioPharma Corp. (a),(b)	4,400	3,781
Curis, Inc. (a),(b)	3,560	6,622
Cytokinetics, Inc. (a),(b)	10,100	113,625
CytomX Therapeutics, Inc. (a),(b)	800	8,976
Dermira, Inc. (a),(b)	3,900	37,284
Dicerna Pharmaceuticals, Inc. (a),(b)	300	4,725
Durect Corp. (a),(b)	100	65
Elanco Animal Health, Inc. (a),(b),(c)	883,210	29,852,498
Emergent Biosolutions, Inc. (b)	700	33,817
Enanta Pharmaceuticals, Inc. (b)	100	8,438
Exelixis, Inc. (b)	18,900	403,893
Fate Therapeutics, Inc. (a),(b)	8,400	170,520
FibroGen, Inc. (b)	1,700	76,806
Five Prime Therapeutics, Inc. (a),(b)	7,200	43,416
Gilead Sciences, Inc. (a),(c)	572,690	38,690,937
Halozyme Therapeutics, Inc. (b)	10,300	176,954
Homology Medicines, Inc. (b)	200	3,914
Horizon Therapeutics plc (b)	53,000	1,275,180
Idera Pharmaceuticals, Inc. (a),(b)	400	1,068
ImmunoGen, Inc. (a),(b)	8,100	17,577
Incyte Corp. (a),(b)	43,400	3,687,264
Insmed, Inc. (a),(b)	2,900	74,240
Intercept Pharmaceuticals, Inc. (a),(b)	15,700	1,249,249
Intra-Cellular Therapies, Inc. (a),(b)	1,200	15,576
Ionis Pharmaceuticals, Inc. (a),(b)	61,000	3,920,470
Ironwood Pharmaceuticals, Inc. (a),(b)	13,500	147,690
Jazz Pharmaceuticals PLC (a),(b)	13,500	1,924,560
Johnson & Johnson (a)	195,200	27,187,456
Jounce Therapeutics, Inc. (a),(b)	5,900	29,205
Karyopharm Therapeutics, Inc. (a),(b)	3,400	20,366
Kezar Life Sciences, Inc. (b)	100	771
Ligand Pharmaceuticals, Inc. (a),(b)	13,300	1,518,195
MacroGenics, Inc. (b)	200	3,394
Menlo Therapeutics, Inc. (a),(b)	300	1,797
Merck & Co., Inc. (a),(c)	400,380	33,571,863
Millendo Therapeutics, Inc. (a)	313	3,618
Myovant Sciences Ltd. (b)	900	8,145
Natural Health Trends Corp. (a)	1,100	8,855

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Neurocrine Biosciences, Inc. (a),(b),(c)	362,300	$30,588,989
Novavax, Inc. (b)	2,695	15,793
Omthera Pharmaceutical, Inc.	700	0
Optinose, Inc. (a),(b)	800	5,664
Otonomy, Inc. (a),(b)	3,100	8,525
Pacira Pharmaceuticals, Inc. (a),(b)	5,700	247,893
PDL BioPharma, Inc. (a),(b)	34,200	107,388
Perrigo Co. PLC (a)	23,000	1,095,260
Pfizer, Inc.	44,900	1,945,068
Phibro Animal Health Corp., Class A (a)	300	9,531
Portola Pharmaceuticals, Inc. (b)	1,000	27,130
Protagonist Therapeutics, Inc. (a),(b)	5,500	66,605
Proteostasis Therapeutics, Inc. (b)	200	195
Puma Biotechnology, Inc. (b)	1,700	21,607
Ra Pharmaceuticals, Inc. (a),(b)	2,300	69,161
Recro Pharma, Inc. (a),(b)	1,200	12,204
Regeneron Pharmaceuticals, Inc. (a),(b)	7,701	2,410,413
Retrophin, Inc. (a),(b)	8,500	170,765
Revance Therapeutics, Inc. (a),(b)	600	7,782
Rigel Pharmaceuticals, Inc. (a),(b)	6,800	17,748
Selecta Biosciences, Inc. (a),(b)	2,400	4,296
Seres Therapeutics, Inc. (b)	600	1,932
Sienna Biopharmaceuticals, Inc. (a),(b)	300	261
Sierra Oncology, Inc. (a),(b)	3,100	1,736
Sunesis Pharmaceuticals, Inc. (b)	300	218
Supernus Pharmaceuticals, Inc. (a),(b)	18,800	622,092
Syros Pharmaceuticals, Inc. (a),(b)	100	926
Tetraphase Pharmaceuticals, Inc. (a),(b)	500	240
Tocagen, Inc. (b)	500	3,340
Twist Bioscience Corp. (b)	300	8,703
United Therapeutics Corp. (b)	26,901	2,099,892
USANA Health Sciences, Inc. (a),(b)	8,300	659,269
Vanda Pharmaceuticals, Inc. (a),(b)	15,300	215,577
Verastem, Inc. (a),(b)	2,900	4,379
Vertex Pharmaceuticals, Inc. (a),(b),(c)	206,201	37,813,139
Voyager Therapeutics, Inc. (b)	200	5,444
Xenon Pharmaceuticals, Inc. (a),(b)	200	1,972
Zafgen, Inc. (b)	3,800	4,522
Zoetis, Inc. (a)	40,000	4,539,600

		356,128,784

Chemicals — 0.2%
3M Co. (a)	23,000	3,986,820
AdvanSix, Inc. (a),(b)	5,000	122,150
American Vanguard Corp. (a)	200	3,082
Axalta Coating Systems Ltd. (a),(b)	85,600	2,548,312
Cabot Corp. (a)	9,100	434,161
CF Industries Holdings, Inc. (a)	5,200	242,892
FMC Corp.	400	33,180
Haynes International, Inc. (a)	600	19,086
Huntsman Corp. (a)	119,800	2,448,712
Ingevity Corp. (a),(b)	1,200	126,204
Landec Corp. (a),(b)	200	1,874
Lydall, Inc. (a),(b)	2,000	40,400
LyondellBasell Industries NV, Class A	9,500	818,235
Methanex Corp.	400	18,184
Mosaic Co.	1,700	42,551
OMNOVA Solutions, Inc. (a),(b)	6,500	40,495
PolyOne Corp. (a)	22,800	715,692
PPG Industries, Inc.	14,500	1,692,295
Stepan Co. (a)	2,200	202,202
Trinseo SA	2,800	118,552

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Univar, Inc. (b)	100	$2,204
Venator Materials plc (a),(b)	24,200	128,018

		13,785,301

Commercial Services — 0.1%
Acacia Research Corp. (a),(b)	2,900	8,584
Aramark (a)	61,800	2,228,508
ARC Document Solutions, Inc. (a),(b)	6,100	12,444
Avalara, Inc. (a),(b)	14,800	1,068,560
Barrett Business Services, Inc. (a)	600	49,560
BrightView Holdings, Inc. (a),(b)	2,200	41,162
Brink’s Co. (a)	400	32,472
Care.com, Inc. (a),(b)	20,500	225,090
Collectors Universe, Inc. (a)	1,100	23,474
CorVel Corp. (a),(b)	800	69,608
CRA International, Inc. (a)	1,200	45,996
Cross Country Healthcare, Inc. (b)	300	2,814
GP Strategies Corp. (a),(b)	100	1,508
H&R Block, Inc.	12,100	354,530
Hackett Group, Inc. (a)	3,700	62,123
Healthcare Services Group, Inc. (a)	11,200	339,584
Heidrick & Struggles International, Inc. (a)	600	17,982
HMS Holdings Corp. (a),(b)	2,700	87,453
Huron Consulting Group, Inc. (a),(b)	2,700	136,026
Kelly Services, Inc., Class A (a)	1,300	34,047
Korn/Ferry International (a)	3,600	144,252
Quad/Graphics, Inc. (a)	400	3,164
Resources Connection, Inc. (a)	1,000	16,010
ServiceMaster Global Holdings, Inc. (b)	2,000	104,180
SP Plus Corp. (a),(b)	3,600	114,948
TriNet Group, Inc. (a),(b)	4,600	311,880
Vectrus, Inc. (a),(b)	1,200	48,672

		5,584,631

Construction Materials — 0.1%
Advanced Drainage Systems, Inc. (a)	2,400	78,696
Boise Cascade Co. (a)	3,200	89,952
Carlisle Cos., Inc. (a)	10,500	1,474,305
Continental Building Products, Inc. (a),(b)	6,500	172,705
MDU Resources Group, Inc. (a)	40,300	1,039,740
Owens Corning (a)	33,700	1,961,340

		4,816,738

Consumer Products — 0.2%
Archer-Daniels-Midland Co. (a)	33,500	1,366,800
Boston Beer Co., Inc., Class A (a),(b)	1,600	604,416
Brown-Forman Corp., Class B	1,100	60,973
Central Garden and Pet Co., Class A (a),(b)	1,900	46,816
Colgate-Palmolive Co. (a)	40,200	2,881,134
Cott Corp. (a)	3,700	49,395
Craft Brew Alliance, Inc. (a),(b)	800	11,192
Dean Foods Co. (a)	15,500	14,319
elf Beauty, Inc. (a),(b)	3,100	43,710
Farmer Brothers Co. (a),(b)	1,100	18,007
Hostess Brands, Inc. (b)	2,100	30,324
Ingredion, Inc. (a)	2,600	214,474
Kraft Heinz Co.	500	15,520
Lamb Weston Holdings, Inc. (a)	31,998	2,027,393
Monster Beverage Corp. (a),(b)	74,900	4,780,867
National Beverage Corp. (a)	9,500	423,985
Nu Skin Enterprises, Inc. (a)	11,800	581,976
Philip Morris International, Inc. (a)	35,700	2,803,521

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Primo Water Corp. (a),(b)	7,600	$93,480
Quanex Building Products Corp. (a)	1,700	32,113
SunOpta, Inc. (a),(b)	500	1,645
Vector Group Ltd. (a)	19,101	186,235
Veru, Inc. (a),(b)	500	1,065

		16,289,360

Consumer Services — 0.1%
2U, Inc. (a),(b)	6,300	237,132
American Public Education, Inc. (a),(b)	1,800	53,244
Career Education Corp. (a),(b)	3,000	57,210
Carriage Services, Inc. (a)	3,400	64,634
Chegg, Inc. (a),(b)	16,700	644,453
Grand Canyon Education, Inc. (a),(b)	6,200	725,524
Rosetta Stone, Inc. (a),(b)	9,100	208,208
Service Corp. International/US (a)	43,900	2,053,642

		4,044,047

Containers & Packaging — 0.1%
Ball Corp. (a)	52,100	3,646,479
Berry Global Group, Inc. (a),(b)	71,697	3,770,545
Blackhawk Network Holdings, Inc., Class C (c),(o)	27	0
Graphic Packaging Holding Co.	3,800	53,124
International Paper Co.	600	25,992
Packaging Corp. of America	400	38,128
WestRock Co. (a)	9,900	361,053

		7,895,321

Design, Manufacturing & Distribution — 0.0%
Benchmark Electronics, Inc. (a)	3,500	87,920
Celestica, Inc. (a),(b)	1,200	8,196
Flex Ltd. (a),(b)	294,900	2,822,193
Sanmina Corp. (a),(b)	7,100	214,988

		3,133,297

Distributors - Consumer Staples — 0.1%
Bunge Ltd. (a)	200	11,142
Core-Mark Holding Co., Inc. (a)	3,300	131,076
Performance Food Group Co. (a),(b)	2,300	92,069
Sysco Corp. (a)	96,500	6,824,480
United Natural Foods, Inc. (a),(b)	35,800	321,126
US Foods Holding Corp. (a),(b)	66,500	2,378,040

		9,757,933

Distributors - Discretionary — 0.0%
ePlus, Inc. (a),(b)	100	6,894
LKQ Corp. (a),(b)	14,600	388,506
PCM, Inc. (a),(b)	4,000	140,160
Pool Corp.	100	19,100
ScanSource, Inc. (a),(b)	1,100	35,816

		590,476

Electrical Equipment — 0.1%
Alarm.com Holdings, Inc. (b)	100	5,350
Allegion PLC (a)	14,900	1,647,195
Amphenol Corp., Class A	200	19,188
AO Smith Corp. (a)	35,900	1,693,044
Atkore International Group, Inc. (a),(b)	4,500	116,415
Badger Meter, Inc.	300	17,907
Bel Fuse, Inc., Class B (a)	100	1,717
BWX Technologies, Inc. (a)	10,100	526,210

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	8,400	$560,448
FARO Technologies, Inc. (a),(b)	1,300	68,354
Fortive Corp.	16,100	1,312,472
Houston Wire & Cable Co. (a),(b)	1,200	6,288
Hubbell, Inc.	500	65,200
Ingersoll-Rand PLC (a)	16,100	2,039,387
Itron, Inc. (b)	1,900	118,883
Kimball Electronics, Inc. (a),(b)	100	1,624
LSI Industries, Inc. (a)	3,500	12,775
National Instruments Corp. (a)	4,700	197,353
Powell Industries, Inc. (a)	500	19,000
Resideo Technologies, Inc. (a),(b)	28,600	626,912
Rockwell Automation, Inc. (a)	15,700	2,572,131

		11,627,853

Engineering & Construction Services — 0.1%
Aegion Corp. (a),(b)	3,400	62,560
Dycom Industries, Inc. (a),(b)	4,300	253,141
Exponent, Inc. (a)	5,000	292,700
Fluor Corp. (a)	78,900	2,658,141
frontdoor, Inc. (a),(b)	18,650	812,207
Great Lakes Dredge & Dock Corp. (a),(b)	9,400	103,776
Installed Building Products, Inc. (b)	200	11,844
Iteris, Inc. (b)	500	2,585
KBR, Inc.	500	12,470
Mistras Group, Inc. (a),(b)	2,700	38,799
MYR Group, Inc. (a),(b)	1,400	52,290
Orion Group Holdings, Inc. (a),(b)	8,500	22,780
Primoris Services Corp. (a)	1,100	23,023
Sterling Construction Co., Inc. (a),(b)	7,200	96,624

		4,442,940

Forest & Paper Products — 0.0%
Mercer International, Inc. (a)	2,400	37,128
PH Glatfelter Co. (a)	2,800	47,264
Resolute Forest Products, Inc. (a)	18,300	131,760
Schweitzer-Mauduit International, Inc. (a)	1,400	46,452
Verso Corp. (a),(b)	6,700	127,635

		390,239

Gaming, Lodging & Restaurants — 1.4%
BBX Capital Corp. (a)	2,000	9,820
BJ’s Restaurants, Inc. (a)	10,200	448,188
Carnival Corp. (a)	93,300	4,343,115
Carnival PLC, ADR (a)	5,900	267,093
Carrols Restaurant Group, Inc. (a),(b)	8,900	80,367
Cheesecake Factory, Inc. (The) (a)	200	8,744
Chipotle Mexican Grill, Inc. (a),(b)	10,399	7,621,219
Civeo Corp. (a),(b)	20,000	34,400
Darden Restaurants, Inc. (a)	12,300	1,497,279
Del Frisco’s Restaurant Group, Inc. (a),(b)	7,100	56,516
Del Taco Restaurants, Inc. (a),(b)	7,800	99,996
Dunkin’ Brands Group, Inc. (a)	28,500	2,270,310
El Pollo Loco Holdings, Inc. (a),(b)	2,600	27,716
Eldorado Resorts, Inc. (a),(b)	2,065	95,135
Fiesta Restaurant Group, Inc. (a),(b)	2,000	26,280
Habit Restaurants, Inc., Class A (a),(b)	13,700	143,713
Hilton Worldwide Holdings, Inc. (a)	67,800	6,626,772
J Alexander’s Holdings, Inc. (a),(b)	1,100	12,353
Jack in the Box, Inc. (a)	17,200	1,399,908
Lindblad Expeditions Holdings, Inc. (a),(b)	8,000	143,600
Marriott International, Inc., Class A	14	1,964

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
McDonald’s Corp. (a)	130,800	$27,161,928
MGM Resorts International (a)	222,100	6,345,397
Monarch Casino & Resort, Inc. (a),(b)	1,600	68,384
Noodles & Co. (a),(b)	16,700	131,596
Norwegian Cruise Line Holdings Ltd. (a),(b)	42,800	2,295,364
Red Robin Gourmet Burgers, Inc. (b)	200	6,114
Restaurant Brands International, Inc. (a)	64,021	4,452,020
Royal Caribbean Cruises Ltd. (a)	60,500	7,333,205
Ruth’s Hospitality Group, Inc. (a)	4,700	106,737
Starbucks Corp. (a)	339,800	28,485,434
Texas Roadhouse, Inc. (a)	15,900	853,353
Wendy’s Co. (a)	106,600	2,087,228
Wingstop, Inc. (a)	18,500	1,752,875
Wyndham Hotels & Resorts, Inc. (a)	19,600	1,092,504
Wyndham Worldwide Corp. (a)	1,600	70,240
Yum! Brands, Inc. (a)	73,800	8,167,446

		115,624,313

Hardware — 0.3%
A10 Networks, Inc. (a),(b)	14,700	100,254
Acacia Communications, Inc. (a),(b)	17,100	806,436
Aerohive Networks, Inc. (a),(b)	3,400	15,062
Applied Optoelectronics, Inc. (a),(b)	1,300	13,364
CalAmp Corp. (a),(b)	6,800	79,424
Casa Systems, Inc. (a),(b)	13,600	87,448
Cisco Systems, Inc.	33,000	1,806,090
Clearfield, Inc. (a),(b)	900	11,925
Corning, Inc. (a)	166,500	5,532,795
Cubic Corp.	600	38,688
Daktronics, Inc. (a)	5,100	31,467
Digi International, Inc. (a),(b)	6,600	83,688
Dolby Laboratories, Inc., Class A (a)	13,500	872,100
EMCORE Corp. (a),(b)	6,400	21,056
Extreme Networks, Inc. (a),(b)	25,200	163,044
FLIR Systems, Inc. (a)	16,400	887,240
GoPro, Inc., Class A (a),(b)	82,700	451,542
Harmonic, Inc. (a),(b)	3,300	18,315
Hewlett Packard Enterprise Co.	700	10,465
HP, Inc.	22,900	476,091
Infinera Corp. (a),(b)	21,600	62,856
Inseego Corp. (a),(b)	2,400	11,496
InterDigital, Inc. (a)	4,100	264,040
Juniper Networks, Inc. (a)	95,400	2,540,502
LightPath Technologies, Inc., Class A (a),(b)	600	546
Mercury Systems, Inc. (b)	15,500	1,090,425
NCR Corp. (a),(b)	1,700	52,870
NetApp, Inc.	8,100	499,770
NETGEAR, Inc. (a),(b)	3,800	96,102
Pitney Bowes, Inc. (a)	1,500	6,420
PlayAGS, Inc. (a),(b)	7,000	136,150
Pure Storage, Inc., Class A (a),(b)	88,500	1,351,395
Ribbon Communications, Inc. (a),(b)	9,300	45,477
Seagate Technology PLC (a)	20,700	975,384
Sierra Wireless, Inc. (a),(b)	5,400	65,232
Sonos, Inc. (a),(b)	26,800	303,912
Stratasys Ltd. (a),(b)	3,171	93,133
Universal Electronics, Inc. (a),(b)	1,600	65,632
ViaSat, Inc. (b)	1,300	105,066
Vishay Precision Group, Inc. (a),(b)	1,300	52,819
Vocera Communications, Inc. (a),(b)	3,000	95,760
VOXX International Corp. (a),(b)	2,100	8,736

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Xerox Corp. (a)	19,425	$687,839

		20,118,056

Health Care Facilities & Services — 1.6%
American Renal Associates Holdings, Inc. (a),(b)	200	1,488
AmerisourceBergen Corp.	2,100	179,046
Anthem, Inc. (a),(c)	45,020	12,705,094
BioScrip, Inc. (a),(b)	13,000	33,800
Cardinal Health, Inc. (a)	48,500	2,284,350
Diplomat Pharmacy, Inc. (a),(b)	11,900	72,471
Encompass Health Corp. (a)	33,600	2,128,896
Ensign Group, Inc. (a)	1,200	68,304
Enzo Biochem, Inc. (a),(b)	6,000	20,220
Five Star Senior Living, Inc. (a),(b)	1,778	820
HCA Healthcare, Inc. (a),(c)	96,358	13,024,711
HealthEquity, Inc. (a),(b)	34,200	2,236,680
Henry Schein, Inc. (b)	300	20,970
Humana, Inc. (a),(c)	163,140	43,281,042
ICON PLC (b)	800	123,176
Invitae Corp. (a),(b)	5,800	136,300
Iqvia Holdings, Inc. (a),(b),(c)	114,035	18,348,231
Joint Corp. (The) (b)	300	5,460
Magellan Health, Inc. (a),(b)	11,100	823,953
MEDNAX, Inc. (b)	4,400	111,012
Molina Healthcare, Inc. (a),(b)	5,000	715,700
Natera, Inc. (a),(b)	8,300	228,914
NeoGenomics, Inc. (a),(b)	200	4,388
Owens & Minor, Inc. (a)	30,500	97,600
Patterson Cos., Inc. (a)	29,500	675,550
Providence Service Corp. (a),(b)	400	22,936
Quest Diagnostics, Inc. (a)	7,600	773,756
Quorum Health Corp. (a),(b)	5,600	7,784
R1 RCM, Inc. (a),(b)	12,100	152,218
RadNet, Inc. (a),(b)	9,800	135,142
Tivity Health, Inc. (a),(b)	11,224	184,523
Triple-S Management Corp., B Shares (a),(b)	5,400	128,790
UnitedHealth Group, Inc. (a),(c)	121,050	29,537,410

		128,270,735

Home & Office Products — 0.2%
ACCO Brands Corp. (a)	10,800	84,996
Armstrong Flooring, Inc. (b)	4,600	45,310
Caesarstone Ltd. (a)	5,500	82,665
Cavco Industries, Inc. (a),(b)	200	31,508
CSS Industries, Inc. (a)	300	1,464
HNI Corp. (a)	100	3,538
Interface, Inc. (a)	4,700	72,051
JELD-WEN Holding, Inc. (a),(b)	5,300	112,519
Kimball International, Inc., Class B (a)	3,400	59,262
Knoll, Inc. (a)	5,000	114,900
Libbey, Inc. (a),(b)	300	558
Masco Corp. (a)	185,100	7,263,324
Mohawk Industries, Inc. (a),(b)	36,500	5,382,655
NVR, Inc. (a),(b)	400	1,348,100
PGT Innovations, Inc. (a),(b)	9,000	150,480
Stanley Black & Decker, Inc.	4,600	665,206
Steelcase, Inc., Class A (a)	100	1,710
Tempur Sealy International, Inc. (a),(b)	6,000	440,220
Tupperware Brands Corp.	1,300	24,739

		15,885,205

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Industrial Services — 0.0%
Anixter International, Inc. (a),(b)	1,300	$77,623
DXP Enterprises, Inc. (a),(b)	400	15,156
H&E Equipment Services, Inc. (a)	4,900	142,541
Harsco Corp. (a),(b)	10,700	293,608
Herc Holdings, Inc. (a),(b)	2,654	121,633
Titan Machinery, Inc. (a),(b)	7,100	146,118
United Rentals, Inc. (b)	100	13,263
WW Grainger, Inc.	1,600	429,168

		1,239,110

Institutional Financial Services — 0.3%
Bank of New York Mellon Corp. (c)	148,154	6,540,999
BGC Partners, Inc., Class A	1,100	5,753
Houlihan Lokey, Inc.	300	13,359
Moelis & Co., Class A (a),(c)	148,870	5,203,007
Northern Trust Corp. (c)	58,107	5,229,630
SEI Investments Co. (a)	13,300	746,130
State Street Corp. (a)	59,700	3,346,782

		21,085,660

Insurance — 0.4%
Allstate Corp. (a)	46,501	4,728,687
American Financial Group, Inc. (a)	7,800	799,266
AMERISAFE, Inc. (a)	1,200	76,524
Arch Capital Group Ltd. (a),(b)	8,500	315,180
Arthur J Gallagher & Co.	1,500	131,385
Assurant, Inc.	300	31,914
Athene Holding Ltd., Class A (a),(b),(c)	259,317	11,166,190
Atlas Financial Holdings, Inc. (a),(b)	2,400	1,741
AXA Equitable Holdings, Inc.	3,900	81,510
Brighthouse Financial, Inc. (a),(b)	20,500	752,145
Brown & Brown, Inc.	5,800	194,300
Citizens, Inc. (a),(b)	200	1,460
CNA Financial Corp. (a)	100	4,707
Crawford & Co., Class B (a)	100	931
Employers Holdings, Inc. (a)	4,400	185,988
FedNat Holding Co. (a)	200	2,854
FGL Holdings (a),(c)	669,668	5,625,211
Greenlight Capital Re Ltd., A Shares (a),(b)	2,600	22,074
Hanover Insurance Group, Inc. (a)	6,200	795,460
Heritage Insurance Holdings, Inc.	100	1,541
Kingstone Cos., Inc.	300	2,595
Kinsale Capital Group, Inc. (a)	1,500	137,220
Lincoln National Corp.	100	6,445
Maiden Holdings Ltd. (a)	22,000	14,080
Manulife Financial Corp.	200	3,636
Markel Corp. (a),(b)	700	762,720
National General Holdings Corp. (a)	100	2,294
NMI Holdings, Inc., Class A (a),(b)	14,500	411,655
Old Republic International Corp.	1,600	35,808
Principal Financial Group, Inc.	4,800	278,016
Progressive Corp. (a)	41,500	3,317,095
Protective Insurance Corp. (a)	600	10,422
Prudential Financial, Inc.	6,300	636,300
Third Point Reinsurance Ltd. (a),(b)	18,100	186,792
Unum Group (a)	60,400	2,026,420

		32,750,566

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (a),(b)	3,200	80,640
Northwest Pipe Co. (a),(b)	1,200	30,936

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ryerson Holding Corp. (a),(b)	2,300	$19,159
Shiloh Industries, Inc. (a),(b)	600	2,922
SunCoke Energy, Inc. (a),(b)	5,900	52,392

		186,049

Leisure Products — 0.0%
Clarus Corp. (a)	5,900	85,196
Funko, Inc., Class A (b)	200	4,844
JAKKS Pacific, Inc. (a),(b)	1,900	1,330
Malibu Boats, Inc. (a),(b)	7,500	291,375
MasterCraft Boat Holdings, Inc. (a),(b)	4,500	88,155
Nautilus, Inc. (b)	9,600	21,216
Vista Outdoor, Inc. (a),(b)	5,500	48,840

		540,956

Machinery — 0.1%
Albany International Corp., Class A (a)	500	41,455
Briggs & Stratton Corp. (a)	6,700	68,608
Cactus, Inc. (a),(b)	2,000	66,240
Caterpillar, Inc.	8,900	1,212,981
Columbus McKinnon Corp. (a)	1,400	58,758
Crane Co. (a)	5,200	433,888
CSW Industrials, Inc. (a)	300	20,445
Douglas Dynamics, Inc. (a)	400	15,916
Gardner Denver Holdings, Inc. (a),(b)	5,800	200,680
Graham Corp. (a)	800	16,168
Hillenbrand, Inc. (a)	1,900	75,183
Hyster-Yale Materials Handling, Inc. (a)	400	22,104
Lincoln Electric Holdings, Inc. (a)	6,600	543,312
Middleby Corp. (b)	99	13,434
Oshkosh Corp. (a)	22,600	1,886,874
Rexnord Corp. (a),(b)	1,300	39,286
SPX FLOW, Inc. (a),(b)	500	20,930
Titan International, Inc. (a)	100	489
Welbilt, Inc. (b)	700	11,690

		4,748,441

Manufactured Goods — 0.0%
AZZ, Inc. (a)	100	4,602
Chart Industries, Inc. (a),(b)	500	38,440
Core Molding Technologies, Inc. (a)	400	2,988
Cornerstone Building Brands, Inc. (a),(b)	8,400	48,972
Gibraltar Industries, Inc. (a),(b)	3,700	149,332
Insteel Industries, Inc. (a)	3,600	74,952
LB Foster Co., Class A (a),(b)	1,000	27,340
Raven Industries, Inc. (a)	300	10,764
TriMas Corp. (b)	300	9,291
Valmont Industries, Inc. (a)	600	76,086

		442,767

Media — 0.4%
Altice USA, Inc. (a),(b)	12,100	294,635
ANGI Homeservices, Inc. (a),(b)	34,500	448,845
Apex Global Brands, Inc. (a)	100	41
AutoWeb, Inc. (a),(b)	1,500	5,325
Boingo Wireless, Inc. (a),(b)	18,900	339,633
Cargurus, Inc. (a),(b)	38,400	1,386,624
Cars.com, Inc. (a),(b)	23,000	453,560
Central European Media Enterprises Ltd., A Shares (a),(b)	7,500	32,700
Charter Communications, Inc., Class A (b)	40	15,807
Clear Channel Outdoor, Inc. (b)	2,900	13,688

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
DHI Group, Inc. (a),(b)	3,200	$11,424
Entravision Communications Corp., Class A (a)	2,300	7,176
Eventbrite, Inc., Class A (a),(b)	1,000	16,200
EW Scripps Co., Class A (a)	1,264	19,327
Expedia Group, Inc.	9,600	1,277,088
FOX CORP., Class A (a),(b)	34,296	1,256,606
GoDaddy, Inc., Class A (a),(b)	57,800	4,054,670
Harte-Hanks, Inc. (a),(b)	390	858
IAC/InterActiveCorp (a),(b)	23,800	5,177,214
Liberty Braves Group, Class C (b)	200	5,594
Liberty SiriusXM Group, Class C (a),(b)	10,200	387,396
Liberty TripAdvisor Holdings, Inc., Class A (a),(b)	12,800	158,720
Lions Gate Entertainment Corp., Class A (a)	600	7,350
Marchex, Inc., Class B (a),(b)	1,600	7,520
Marin Software, Inc. (a),(b)	442	1,087
Match Group, Inc. (a)	40,700	2,737,889
MDC Partners, Inc., Class A (a),(b)	100	252
Meet Group, Inc. (The) (a),(b)	1,200	4,176
New York Times Co., Class A	300	9,786
Omnicom Group, Inc.	9,282	760,660
Points International Ltd. (a),(b)	2,000	24,700
QuinStreet, Inc. (a),(b)	1,400	22,190
Rubicon Project, Inc. (a),(b)	31,600	200,976
Shaw Communications, Inc. (a)	16,400	334,232
Shopify, Inc., Class A (a),(b)	31,300	9,394,695
Shutterstock, Inc. (a)	6,900	270,411
Sinclair Broadcast Group, Inc., Class A	500	26,815
Sirius XM Holdings, Inc. (a)	26,152	145,928
Stamps.com, Inc. (a),(b)	11,700	529,659
TechTarget, Inc. (a),(b)	10,400	221,000
Townsquare Media, Inc., Class A (a)	100	538
Travelzoo, Inc. (a),(b)	100	1,544
Tribune Publishing Co. (a)	200	1,594
TrueCar, Inc. (a),(b)	71,500	390,390
VeriSign, Inc. (a),(b)	300	62,748
Yelp, Inc. (a),(b)	7,000	239,260

		30,758,531

Medical Equipment & Devices — 2.3%
Abbott Laboratories (a),(c)	349,210	29,368,561
ABIOMED, Inc. (a),(b)	26,800	6,981,132
Accuray, Inc. (a),(b)	4,300	16,641
Agilent Technologies, Inc. (a)	67,900	5,070,093
Align Technology, Inc. (a),(b),(c)	63,330	17,333,421
AngioDynamics, Inc. (a),(b)	300	5,907
AtriCure, Inc. (a),(b)	3,900	116,376
Avantor, Inc. (b)	11,300	215,717
AxoGen, Inc. (a),(b)	5,400	106,920
Baxter International, Inc. (a)	32,200	2,637,180
Becton Dickinson and Co. (a),(c)	38,360	9,667,104
Bio-Rad Laboratories, Inc., Class A (a),(b)	1,200	375,108
BioTelemetry, Inc. (a),(b)	1,600	77,040
Boston Scientific Corp. (a),(b),(c)	566,290	24,339,144
CareDx, Inc. (a),(b)	28,600	1,029,314
Cooper Cos., Inc. (The)	1,200	404,268
Corindus Vascular Robotics, Inc. (b)	3,200	9,536
CryoLife, Inc. (a),(b)	900	26,937
Cutera, Inc. (a),(b)	5,600	116,368
CytoSorbents Corp. (a),(b)	6,900	45,609
Danaher Corp. (a),(c)	183,920	26,285,846
DexCom, Inc. (a),(b)	22,300	3,341,432
Edwards Lifesciences Corp. (a),(b),(c)	172,039	31,782,485

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a),(b)	15,898	$1,876,600
Fluidigm Corp. (a),(b)	37,000	455,840
FONAR Corp. (a),(b)	400	8,604
GenMark Diagnostics, Inc. (a),(b)	11,700	75,933
Genomic Health, Inc. (a),(b)	6,100	354,837
Harvard Bioscience, Inc. (a),(b)	2,600	5,200
Hill-Rom Holdings, Inc. (a)	5,500	575,410
Hologic, Inc. (a),(b)	3,200	153,664
Inogen, Inc. (a),(b)	14,900	994,724
Integra LifeSciences Holdings Corp. (a),(b)	3,100	173,135
Invacare Corp. (a)	3,500	18,165
Lantheus Holdings, Inc. (a),(b)	9,200	260,360
LeMaitre Vascular, Inc. (a)	200	5,596
LivaNova PLC (b)	300	21,588
Luminex Corp. (a)	3,300	68,112
Masimo Corp. (a),(b)	9,100	1,354,262
Medtronic PLC (a),(c)	137,590	13,399,890
Meridian Bioscience, Inc. (a)	1,300	15,444
Myriad Genetics, Inc. (b)	700	19,446
NanoString Technologies, Inc. (a),(b)	6,300	191,205
Novocure Ltd. (a),(b)	23,300	1,473,259
Nuvectra Corp. (a),(b)	2,000	6,700
OraSure Technologies, Inc. (a),(b)	26,800	248,704
Orthofix Medical, Inc. (a),(b)	4,000	211,520
Oxford Immunotec Global PLC (a),(b)	600	8,256
Quidel Corp. (a),(b)	500	29,660
Quotient Ltd. (a),(b)	5,700	53,295
RTI Surgical Holdings, Inc. (a),(b)	6,100	25,925
SeaSpine Holdings Corp. (a),(b)	600	7,950
Sientra, Inc. (a),(b)	9,600	59,136
STAAR Surgical Co. (a),(b)	8,100	237,978
Surmodics, Inc. (a),(b)	1,800	77,706
Tactile Systems Technology, Inc. (a),(b)	2,500	142,300
Tandem Diabetes Care, Inc. (a),(b)	8,563	552,485
Varex Imaging Corp. (a),(b)	1,100	33,715
Veracyte, Inc. (a),(b)	14,000	399,140
Wright Medical Group NV (b)	400	11,928

		182,959,811

Metals & Mining — 0.0%
Alcoa Corp. (a),(b)	126,101	2,952,024
Asanko Gold, Inc. (a),(b)	1,800	1,126
B2Gold Corp. (a),(b)	1,000	3,030
Eldorado Gold Corp. (a),(b)	1,440	8,381
Encore Wire Corp. (a)	600	35,148
Ferroglobe PLC (a)	7,900	13,430
Fortuna Silver Mines, Inc. (a),(b)	3,600	10,260
HudBay Minerals, Inc.	700	3,787
IAMGOLD Corp. (a),(b)	31,100	105,118
New Gold, Inc. (a),(b)	45,000	43,258
Newmont Mining Corp.	32	1,231
North American Construction Group Ltd. (a)	600	6,480
Sandstorm Gold Ltd. (a),(b)	24,000	132,960
Silvercorp Metals, Inc. (a)	1,000	2,460
Taseko Mines Ltd. (a),(b)	4,500	2,385
Teck Resources Ltd., B Shares (a)	20,600	475,036
Yamana Gold, Inc. (a)	1,000	2,520

		3,798,634

Oil, Gas & Coal — 1.1%
Abraxas Petroleum Corp. (a),(b)	49,300	50,779
Advanced Emissions Solutions, Inc. (a)	1,200	15,168

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Alta Mesa Resources, Inc., Class A (a),(b)	4,600	$671
Baker Hughes a GE Co. (a)	17,500	431,025
C&J Energy Services, Inc. (a),(b)	19,500	229,710
Cabot Oil & Gas Corp. (a)	211,800	4,862,928
Cenovus Energy, Inc.	9,300	82,026
Centennial Resource Development, Inc., Class A (a),(b)	46,000	349,140
Cheniere Energy, Inc. (b)	18,400	1,259,480
Chevron Corp.	10,506	1,307,367
ConocoPhillips (a)	55,000	3,355,000
Continental Resources, Inc. (a),(b)	36,300	1,527,867
CVR Energy, Inc.	1,100	54,989
Dawson Geophysical Co. (a),(b)	882	2,205
Devon Energy Corp. (a)	9,300	265,236
DMC Global, Inc. (a)	2,000	126,700
Encana Corp. (a)	514,593	2,639,862
Ensco Rowan plc, Class A	34,600	295,138
EOG Resources, Inc. (a)	128,400	11,961,744
EQT Corp. (a)	43,800	692,478
Evolution Petroleum Corp. (a)	3,900	27,885
Forum Energy Technologies, Inc. (a),(b)	23,400	80,028
Geospace Technologies Corp. (a),(b)	100	1,511
Gran Tierra Energy, Inc. (a),(b)	900	1,431
Gulf Island Fabrication, Inc. (a),(b)	1,400	9,940
Hallador Energy Co. (a)	1,400	7,882
Halliburton Co. (a)	74,300	1,689,582
Helix Energy Solutions Group, Inc. (b)	200	1,726
Helmerich & Payne, Inc.	16,800	850,416
HollyFrontier Corp. (a)	21,900	1,013,532
Independence Contract Drilling, Inc. (a),(b)	4,900	7,742
Mammoth Energy Services, Inc.	600	4,128
Marathon Petroleum Corp. (a),(c)	374,032	20,900,908
Matrix Service Co. (a),(b)	4,300	87,118
Midstates Petroleum Co., Inc. (a),(b)	366	2,156
NACCO Industries, Inc., Class A (a)	100	5,194
National Oilwell Varco, Inc.	6,700	148,941
Natural Gas Services Group, Inc. (a),(b)	1,200	19,800
Noble Corp. PLC (a),(b)	10,500	19,635
Occidental Petroleum Corp. (a)	340,400	17,115,312
Oil States International, Inc. (a),(b)	1,800	32,940
Patterson-UTI Energy, Inc. (a)	27,800	319,978
Peabody Energy Corp.	1,500	36,150
Penn Virginia Corp. (a),(b)	1,600	49,088
Phillips 66 (a)	35,000	3,273,900
Pioneer Energy Services Corp. (a),(b)	14,000	3,540
Pioneer Natural Resources Co. (a)	5,900	907,774
Roan Resources, Inc. (b)	4,400	7,656
RPC, Inc.	1,000	7,210
SandRidge Energy, Inc. (a),(b)	15,300	105,876
Schlumberger Ltd. (a)	216,800	8,615,632
SilverBow Resources, Inc. (a),(b)	500	6,925
Suncor Energy, Inc. (a)	123,800	3,857,608
Superior Energy Services, Inc. (a),(b)	10,000	13,000
TC Energy Corp.	2,300	113,896
Tidewater, Inc. (b)	300	7,044
TransGlobe Energy Corp. (a)	1,500	2,085
TravelCenters of America LLC (a),(b)	5,500	19,910
Unit Corp. (b)	600	5,334
Vermilion Energy, Inc.	1,800	39,114

		88,929,040

Passenger Transportation — 0.1%
Copa Holdings SA, Class A (a)	3,300	321,981

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Delta Air Lines, Inc. (a)	127,800	$7,252,650
JetBlue Airways Corp. (a),(b)	91,900	1,699,231

		9,273,862

Real Estate — 0.6%
Agree Realty Corp.	600	38,430
Alexander & Baldwin, Inc.	1,000	23,100
Apartment Investment & Management Co., Class A (a)	17,401	872,138
AvalonBay Communities, Inc. (a),(c)	3,498	710,724
Bluerock Residential Growth REIT, Inc.	800	9,400
Boston Properties, Inc. (a),(c)	3,633	468,657
CareTrust REIT, Inc. (a)	16,700	397,126
Cedar Realty Trust, Inc. (a)	1,300	3,445
Colliers International Group, Inc. (a)	2,500	179,050
CoreCivic, Inc. (a)	1,800	37,368
Cousins Properties, Inc.	2	72
Digital Realty Trust, Inc. (a),(c)	6,856	807,568
Empire State Realty Trust, Inc., Class A (a)	14,000	207,340
EPR Properties (a)	21,500	1,603,685
Equinix, Inc. (a),(c)	1,735	874,943
Equity Commonwealth (a)	14,000	455,280
Equity Residential (a),(c)	9,801	744,092
Essential Properties Realty Trust, Inc. (a)	20,300	406,812
Essex Property Trust, Inc. (a),(c)	3,178	927,754
First Industrial Realty Trust, Inc.	5,300	194,722
FirstService Corp.	1,000	95,920
Four Corners Property Trust, Inc.	5,100	139,383
Gaming and Leisure Properties, Inc. (a)	38,745	1,510,280
Geo Group, Inc. (The) (a)	200	4,202
Gladstone Commercial Corp. (a)	7,300	154,906
Global Medical REIT, Inc. (a)	4,100	43,050
Global Net Lease, Inc.	1,600	31,392
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	9,200	259,256
HCP, Inc. (a),(c)	30,586	978,140
Host Hotels & Resorts, Inc. (a),(c)	35,894	653,989
Hudson Pacific Properties, Inc. (c)	184,959	6,153,586
Industrial Logistics Properties Trust (a)	1,327	27,628
Investors Real Estate Trust (c)	65,220	3,826,457
Invitation Homes, Inc.	28	749
JBG SMITH Properties (a),(c)	1,407	55,351
Jones Lang LaSalle, Inc. (a)	1,500	211,035
Lexington Realty Trust (a)	33,700	317,117
Liberty Property Trust	1,800	90,072
LTC Properties, Inc. (a)	2,918	133,236
Macerich Co. (a)	12,200	408,578
McGrath RentCorp (a)	3,500	217,525
MGM Growth Properties LLC, Class A	4,700	144,055
Monmouth Real Estate Investment Corp., Class A (a)	27,600	373,980
National Health Investors, Inc. (a)	6,700	522,801
Newmark Group, Inc., Class A (a)	25,500	228,990
Omega Healthcare Investors, Inc. (a)	53,147	1,953,152
One Liberty Properties, Inc. (a)	300	8,688
Outfront Media, Inc. (a)	200	5,158
Preferred Apartment Communities, Inc., Class A	2,500	37,375
Prologis, Inc. (a),(c)	14,321	1,147,112
Public Storage (a),(c)	3,827	911,477
RE/MAX Holdings, Inc., Class A	900	27,684
Realogy Holdings Corp. (a)	16,600	120,184
Realty Income Corp. (a),(c)	28,693	1,978,956
Retail Opportunity Investments Corp.	12,400	212,412
RMR Group, Inc. (The)	400	18,792
Safehold, Inc.	300	9,060

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. (a)	100	$5,613
SBA Communications Corp. (a),(b)	32,700	7,352,268
Senior Housing Properties Trust	7,800	64,506
Simon Property Group, Inc. (a),(c)	7,999	1,277,920
Spirit MTA REIT (a)	100	834
Spirit Realty Capital, Inc.	14,600	622,836
STORE Capital Corp. (a)	57,000	1,891,830
Sunstone Hotel Investors, Inc. (a)	17,133	234,894
Tanger Factory Outlet Centers, Inc. (a)	2,800	45,388
Terreno Realty Corp. (a)	1,900	93,176
Uniti Group, Inc.	1,200	11,400
Urban Edge Properties (a)	9,700	168,101
Urstadt Biddle Properties, Inc., Class A (a)	3,100	65,100
Ventas, Inc. (a),(c)	9,126	623,762
Vornado Realty Trust (a),(c)	4,178	267,810
Weingarten Realty Investors	9,800	268,716
Welltower, Inc. (a),(c)	9,336	761,164
WP Carey, Inc.	300	24,354

		45,753,106

Recreation Facilities & Services — 0.1%
Live Nation Entertainment, Inc. (a),(b)	16,100	1,066,625
Madison Square Garden Co. (The) (a),(b)	2,900	811,826
Marcus Corp. (a)	4,900	161,504
Planet Fitness, Inc., Class A (a),(b)	48,500	3,513,340
SeaWorld Entertainment, Inc. (a),(b)	13,200	409,200
Six Flags Entertainment Corp. (a)	47,300	2,349,864
Speedway Motorsports, Inc. (a)	900	16,695
Vail Resorts, Inc. (a)	5,300	1,182,854

		9,511,908

Renewable Energy — 0.0%
Ameresco, Inc., Class A (a),(b)	3,200	47,136
Canadian Solar, Inc. (a),(b)	25,100	547,933
EnerSys	3,500	239,750
Enphase Energy, Inc. (b)	40,700	741,961
First Solar, Inc. (b)	200	13,136
FutureFuel Corp. (a)	900	10,521
Renewable Energy Group, Inc. (b)	100	1,586
Sunrun, Inc. (a),(b)	14,200	266,392
TPI Composites, Inc. (a),(b)	1,000	24,720
Vivint Solar, Inc. (b)	1,800	13,140

		1,906,275

Retail - Consumer Staples — 0.6%
Big Lots, Inc.	200	5,722
BJ’s Wholesale Club Holdings, Inc. (a),(b)	1,300	34,320
Costco Wholesale Corp. (a)	66,800	17,652,568
Dollar General Corp. (a)	91,501	12,367,275
Dollar Tree, Inc. (a),(b)	108,900	11,694,771
Ingles Markets, Inc., Class A (a)	2,800	87,164
Natural Grocers by Vitamin Cottage, Inc. (a),(b)	1,600	16,080
Ollie’s Bargain Outlet Holdings, Inc. (b)	6,700	583,637
PriceSmart, Inc.	700	35,784
SpartanNash Co. (a)	500	5,835
Target Corp.	23,400	2,026,674
Village Super Market, Inc., Class A (a)	700	18,557
Walgreens Boots Alliance, Inc. (a)	110,900	6,062,903
Walmart, Inc.	12,200	1,347,978

		51,939,268

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Retail - Discretionary — 1.3%
1-800-Flowers.com, Inc., Class A (a),(b)	11,500	$217,120
Amazon.com, Inc. (a),(b)	14,900	28,215,087
American Eagle Outfitters, Inc.	200	3,380
Ascena Retail Group, Inc. (b)	2,200	1,342
At Home Group, Inc. (b)	11,600	77,256
AutoZone, Inc. (a),(b)	1,500	1,649,205
Barnes & Noble Education, Inc. (a),(b)	8,800	29,568
Bassett Furniture Industries, Inc. (a)	1,100	16,775
Boot Barn Holdings, Inc. (a),(b)	9,200	327,888
Build-A-Bear Workshop, Inc. (a),(b)	8,500	47,515
Builders FirstSource, Inc. (a),(b)	400	6,744
Citi Trends, Inc. (a)	2,900	42,398
Container Store Group, Inc. (a),(b)	6,300	46,116
Destination XL Group, Inc. (a),(b)	2,499	4,398
Duluth Holdings, Inc., Class B (b)	18,400	250,056
eBay, Inc. (a)	415,600	16,416,200
Etsy, Inc. (a),(b)	81,700	5,013,929
EVINE Live, Inc. (a)	1,700	736
Express, Inc. (a),(b)	300	819
Ezcorp, Inc., Class A (a),(b)	14,700	139,209
Foundation Building Materials, Inc. (b)	1,050	18,669
Francesca’s Holdings Corp. (a),(b)	20,100	9,944
Freshpet, Inc. (a),(b)	4,600	209,346
GMS, Inc. (a),(b)	2,300	50,600
Guess?, Inc.	3,000	48,450
Hertz Global Holdings, Inc. (b)	8,200	130,872
Home Depot, Inc. (a)	130,100	27,056,897
Kirkland’s, Inc. (a),(b)	9,600	21,696
La-Z-Boy, Inc.	1,000	30,660
Liquidity Services, Inc. (a),(b)	2,800	17,052
Lowe’s Cos., Inc.	6,700	676,097
Lumber Liquidators Holdings, Inc. (a),(b)	12,700	146,685
O’Reilly Automotive, Inc. (a),(b)	4,600	1,698,872
Party City Holdco, Inc. (a),(b)	15,800	115,814
Signet Jewelers Ltd. (a)	4,000	71,520
Stein Mart, Inc. (a),(b)	400	344
Stitch Fix, Inc., Class A (a),(b)	14,200	454,258
Tile Shop Holdings, Inc. (a)	13,500	54,000
Tilly’s, Inc., Class A (a)	11,700	89,271
Tractor Supply Co. (a)	43,600	4,743,680
Tuesday Morning Corp. (a),(b)	2,000	3,380
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	27,372	9,495,073
Vera Bradley, Inc. (b)	800	9,600
Wayfair, Inc., Class A (a),(b)	43,500	6,351,000

		104,009,521

Semiconductors — 0.4%
Alpha & Omega Semiconductor Ltd. (a),(b)	3,600	33,624
Amkor Technology, Inc. (a),(b)	26,800	199,928
Amtech Systems, Inc. (a),(b)	100	550
Applied Materials, Inc.	14,600	655,686
Aquantia Corp. (a),(b)	1,600	20,848
Axcelis Technologies, Inc. (a),(b)	9,450	142,223
AXT, Inc. (a),(b)	700	2,772
CEVA, Inc. (a),(b)	6,100	148,535
Cohu, Inc. (a)	1,552	23,947
Data I/O Corp. (a),(b)	100	450
Diodes, Inc. (a),(b)	8,800	320,056
DSP Group, Inc. (a),(b)	3,200	45,952
Inphi Corp. (a),(b)	15,600	781,560
IPG Photonics Corp. (a),(b)	2,500	385,625

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Lattice Semiconductor Corp. (a),(b)	46,400	$676,976
MACOM Technology Solutions Holdings, Inc. (a),(b)	5,732	86,725
Maxim Integrated Products, Inc.	3,300	197,406
Nanometrics, Inc. (a),(b)	8,500	295,035
NVIDIA Corp.	13,200	2,167,836
Park Electrochemical Corp. (a)	400	6,676
Photronics, Inc. (a),(b)	4,400	36,080
Pixelworks, Inc. (a),(b)	9,700	28,615
Qualcomm, Inc. (a)	272,600	20,736,682
Rambus, Inc. (a),(b)	27,300	328,692
Rudolph Technologies, Inc. (a),(b)	5,300	146,439
Semtech Corp. (a),(b)	8,500	408,425
Synaptics, Inc. (a),(b)	8,700	253,518
Teradyne, Inc. (a)	87,100	4,172,961
Ultra Clean Holdings, Inc. (b)	400	5,568
Veeco Instruments, Inc. (a),(b)	6,430	78,575
Vishay Intertechnology, Inc.	300	4,956
Xperi Corp. (a)	2,000	41,180

		32,434,101

Software — 2.2%
ACI Worldwide, Inc. (b)	600	20,604
Activision Blizzard, Inc. (a)	465,400	21,966,880
Adobe Systems, Inc. (b)	6,900	2,033,085
Agilysys, Inc. (a),(b)	1,100	23,617
Akamai Technologies, Inc. (a),(b)	11,800	945,652
Altair Engineering, Inc. (a),(b)	4,500	181,755
Alteryx, Inc., Class A (a),(b)	6,500	709,280
Amber Road, Inc. (a),(b)	6,700	87,502
Anaplan, Inc. (b)	32,700	1,650,369
Autodesk, Inc. (a),(b)	57,500	9,366,750
Avid Technology, Inc. (a),(b)	14,000	127,680
Bandwidth, Inc., Class A (a),(b)	1,300	97,526
Benefitfocus, Inc. (a),(b)	17,800	483,270
Black Knight, Inc. (a),(b)	28,600	1,720,290
Blackline, Inc. (a),(b)	4,500	240,795
Box, Inc., Class A (a),(b)	76,000	1,338,360
Brightcove, Inc. (a),(b)	5,500	56,815
Cadence Design Systems, Inc. (a),(b)	37,300	2,641,213
Calix, Inc. (a),(b)	4,500	29,520
Carbon Black, Inc. (b)	2,700	45,144
Carbonite, Inc. (a),(b)	8,700	226,548
CDK Global, Inc. (a)	15,701	776,257
Ceridian HCM Holding, Inc. (a),(b)	12,400	622,480
ChannelAdvisor Corp. (a),(b)	4,500	39,420
Cision Ltd. (a),(b)	1,300	15,249
Citrix Systems, Inc. (a)	47,700	4,681,278
CommVault Systems, Inc. (a),(b)	6,500	322,530
Cornerstone OnDemand, Inc. (a),(b)	17,000	984,810
Coupa Software, Inc. (a),(b)	2,300	291,203
Descartes Systems Group, Inc. (b)	300	11,085
Digital Turbine, Inc. (a),(b)	4,800	24,000
Domo, Inc., Class B (a),(b)	7,400	202,168
Dropbox, Inc., Class A (a),(b)	144,600	3,622,230
Ebix, Inc. (a)	3,000	150,660
eGain Corp. (a),(b)	2,300	18,722
Electronic Arts, Inc. (a),(b)	194,400	19,684,944
Everbridge, Inc. (a),(b)	11,700	1,046,214
Evolent Health, Inc. (a),(b)	25,200	200,340
Finjan Holdings, Inc. (a),(b)	1,100	2,442
FireEye, Inc. (a),(b)	132,900	1,968,249
Five9, Inc. (a),(b)	10,700	548,803

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
ForeScout Technologies, Inc. (a),(b)	10,300	$348,758
Fortinet, Inc. (a),(b)	65,300	5,016,999
Glu Mobile, Inc. (a),(b)	31,500	226,170
HubSpot, Inc. (a),(b)	26,300	4,484,676
Immersion Corp. (a),(b)	9,600	73,056
InnerWorkings, Inc. (a),(b)	7,200	27,504
Limelight Networks, Inc. (a),(b)	43,300	116,910
LivePerson, Inc. (a),(b)	22,500	630,900
LogMeIn, Inc. (a)	9,200	677,856
MicroStrategy, Inc., Class A (a),(b)	2,300	329,613
Mimecast Ltd. (a),(b)	26,700	1,247,157
Mitek Systems, Inc. (a),(b)	9,800	97,412
MobileIron, Inc. (a),(b)	13,600	84,320
Model N, Inc. (a),(b)	8,100	157,950
Monotype Imaging Holdings, Inc. (a)	1,600	26,944
New Relic, Inc. (a),(b)	25,500	2,206,005
NextGen Healthcare, Inc. (a),(b)	900	17,910
Okta, Inc. (a),(b)	5,000	617,550
OneSpan, Inc. (a),(b)	3,600	51,012
Open Text Corp. (a)	22,500	927,000
Oracle Corp.	60,600	3,452,382
Palo Alto Networks, Inc. (a),(b)	20,200	4,115,952
Paycom Software, Inc. (a),(b)	11,400	2,584,608
Paylocity Holding Corp. (a),(b)	10,900	1,022,638
PDF Solutions, Inc. (a),(b)	4,000	52,480
Pivotal Software, Inc., Class A (b)	700	7,392
Pluralsight, Inc. (a),(b)	38,800	1,176,416
Progress Software Corp. (a)	1,300	56,706
Proofpoint, Inc. (a),(b)	20,800	2,501,200
PROS Holdings, Inc. (a),(b)	11,300	714,838
QAD, Inc., Class A (a)	1,400	56,294
Rapid7, Inc. (a),(b)	16,000	925,440
RealPage, Inc. (a),(b)	2,600	153,010
Red Hat, Inc. (b)	61,400	11,528,464
Sciplay Corp., Class A (b)	2,900	39,759
Seachange International, Inc. (a),(b)	5,600	8,008
SecureWorks Corp. (a),(b)	3,600	47,844
ServiceNow, Inc. (a),(b)	51,900	14,250,183
Smartsheet, Inc., Class A (a),(b)	40,500	1,960,200
SPS Commerce, Inc. (a),(b)	5,400	551,934
SVMK, Inc. (a),(b)	11,600	191,516
Symantec Corp. (a)	81,900	1,782,144
Synchronoss Technologies, Inc. (a),(b)	2,500	19,775
Synopsys, Inc. (b)	1,200	154,428
Tableau Software, Inc., Class A (a),(b)	35,000	5,810,700
Telenav, Inc. (a),(b)	2,100	16,800
Tenable Holdings, Inc. (a),(b)	4,800	136,992
TiVo Corp.	9,500	70,015
Tyler Technologies, Inc. (a),(b)	2,700	583,254
Upland Software, Inc. (a),(b)	600	27,318
Varonis Systems, Inc. (a),(b)	12,300	761,862
Veeva Systems, Inc., Class A (a),(b)	40,100	6,500,611
Verint Systems, Inc. (b)	500	26,890
VMware, Inc., Class A (a)	31,300	5,233,673
Workday, Inc., Class A (a),(b)	29,600	6,085,168
Workiva, Inc. (a),(b)	10,000	580,900
Yext, Inc. (a),(b)	37,400	751,366
Zendesk, Inc. (a),(b)	53,800	4,789,814
Zovio, Inc. (a),(b)	8,300	29,714
Zscaler, Inc. (a),(b)	26,800	2,053,952

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Zynga, Inc., Class A (a),(b)	190,200	$1,165,926

		178,550,007

Specialty Finance — 0.8%
AG Mortgage Investment Trust, Inc. (a)	12,700	201,930
Ally Financial, Inc.	10,900	337,791
American Express Co. (c)	11,072	1,366,728
Anworth Mortgage Asset Corp. (a)	3,500	13,265
Ares Commercial Real Estate Corp. (a)	8,700	129,282
Cardtronics PLC (a),(b)	14,300	390,676
Cherry Hill Mortgage Investment Corp. (a)	1,300	20,800
Consumer Portfolio Services, Inc. (a),(b)	1,000	3,800
Curo Group Holdings Corp. (a),(b)	4,700	51,935
Deluxe Corp. (a)	8,500	345,610
Dynex Capital, Inc.	6,966	116,680
Elevate Credit, Inc. (a),(b)	400	1,648
Enova International, Inc. (a),(b)	6,400	147,520
Essent Group Ltd. (a),(b)	3,100	145,669
Euronet Worldwide, Inc. (a),(b)	10,200	1,716,048
Everi Holdings, Inc. (a),(b)	45,800	546,394
Evo Payments, Inc., Class A (a),(b)	500	15,765
Exantas Capital Corp. (a)	6,700	75,777
Fidelity National Financial, Inc. (a)	8,500	342,550
Fidelity National Information Services, Inc. (a)	161,800	19,849,624
First American Financial Corp. (a)	25,800	1,385,460
Fiserv, Inc. (a),(b)	102,900	9,380,364
General Finance Corp. (a),(b)	1,200	10,044
Great Ajax Corp. (a)	100	1,400
Green Dot Corp., Class A (a),(b)	21,000	1,026,900
GreenSky, Inc., Class A (a),(b)	11,500	141,335
HFF, Inc., Class A (a)	8,700	395,676
I3 Verticals, Inc., Class A (b)	100	2,945
Invesco Mortgage Capital, Inc.	5,800	93,496
LendingTree, Inc. (b)	200	84,006
NewStar Financial, Inc. (o)	100	0
On Deck Capital, Inc. (a),(b)	3,300	13,695
PayPal Holdings, Inc. (b)	1,400	160,244
PennyMac Mortgage Investment Trust	12,600	275,058
Ready Capital Corp. (a)	1,555	23,169
Redwood Trust, Inc. (c)	19,824	327,691
Regional Management Corp. (a),(b)	100	2,637
Starwood Property Trust, Inc.	34,900	792,928
TPG RE Finance Trust, Inc. (a)	11,500	221,835
Visa, Inc., A Shares (a)	34,400	5,970,120
Western Asset Mortgage Capital Corp.	3,100	30,938
WEX, Inc. (b),(c)	48,857	10,167,142
Worldpay, Inc., Class A (b),(c)	64,312	7,881,436

		64,208,011

Technology Services — 0.1%
Amdocs Ltd. (a)	36,700	2,278,703
Automatic Data Processing, Inc. (a)	8,100	1,339,173
Booz Allen Hamilton Holding Corp.	19,700	1,304,337
CDW Corp. (a)	9,800	1,087,800
comScore, Inc. (b)	3,500	18,060
Conduent, Inc. (a),(b)	33,000	316,470
CPI Card Group, Inc. (a),(b)	320	823
CSG Systems International, Inc. (a)	300	14,649
DXC Technology Co.	5,001	275,805
Endurance International Group Holdings, Inc. (a),(b)	1,200	5,760
Forrester Research, Inc. (a)	200	9,406
Genpact Ltd. (a)	40,800	1,554,072

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
ICF International, Inc. (a)	700	$50,960
International Business Machines Corp.	100	13,790
MSCI, Inc.	1,500	358,185
NIC, Inc. (a)	4,300	68,972
Nielsen Holdings PLC (a)	55,600	1,256,560
Perficient, Inc. (a),(b)	2,000	68,640
Perspecta, Inc. (a)	1,900	44,479
PFSweb, Inc. (a),(b)	1,200	4,860
Presidio, Inc. (a)	3,100	42,377
Science Applications International Corp.	300	25,968
ServiceSource International, Inc. (a),(b)	19,500	18,525
StarTek, Inc. (b)	200	1,634
Sykes Enterprises, Inc. (b)	100	2,746
TTEC Holdings, Inc. (a)	300	13,977
WageWorks, Inc. (a),(b)	13,000	660,270

		10,837,001

Telecommunications — 0.1%
Aspire Holdings LLC, Class A (c),(o)	1,502,082	1
Cogent Communications Holdings, Inc.	100	5,936
EchoStar Corp., Class A (a),(b)	6,200	274,784
IDT Corp., Class B (a),(b)	2,400	22,728
KVH Industries, Inc. (a),(b)	600	6,522
Ooma, Inc. (a),(b)	500	5,240
ORBCOMM, Inc. (b)	10,700	77,575
RigNet, Inc. (a),(b)	600	6,048
RingCentral, Inc., Class A (a),(b)	28,100	3,229,252
Rogers Communications, Inc., B Shares	4,500	240,840
Spok Holdings, Inc. (a)	2,000	30,080
TELUS Corp.	1,200	44,292
Zayo Group Holdings, Inc. (a),(b)	123,000	4,047,930
Zix Corp. (a),(b)	7,400	67,266

		8,058,494

Transportation & Logistics — 0.3%
Air Transport Services Group, Inc. (a),(b)	7,100	173,240
ArcBest Corp. (a)	1,500	42,165
Canadian National Railway Co.	1,100	101,728
Canadian Pacific Railway Ltd.	400	94,096
CH Robinson Worldwide, Inc. (a)	26,501	2,235,359
Covenant Transportation Group, Inc., Class A (a),(b)	4,900	72,079
CSX Corp. (a)	48,500	3,752,445
Eagle Bulk Shipping, Inc. (a),(b)	12,985	68,042
Echo Global Logistics, Inc. (b)	100	2,087
Expeditors International of Washington, Inc.	1,400	106,204
Forward Air Corp.	800	47,320
Golar LNG Ltd.	1,700	31,416
Hub Group, Inc., Class A (a),(b)	400	16,792
JB Hunt Transport Services, Inc. (a)	31,800	2,906,838
Kansas City Southern	700	85,274
Marten Transport Ltd. (a)	6,533	118,574
Mobile Mini, Inc. (a)	5,500	167,365
Norfolk Southern Corp.	3,800	757,454
Overseas Shipholding Group, Inc. (a),(b)	1,200	2,256
Radiant Logistics, Inc. (a),(b)	7,300	44,822
Roadrunner Transportation Systems, Inc. (a),(b)	384	3,667
Ryder System, Inc.	100	5,830
Schneider National, Inc., - Class B (a)	27,400	499,776
Union Pacific Corp. (a)	57,700	9,757,647
United Parcel Service, Inc., Class B (a)	47,700	4,925,979
Universal Logistics Holdings, Inc. (a)	300	6,741
USA Truck, Inc. (a),(b)	3,400	34,374

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Werner Enterprises, Inc. (a)	1,300	$40,404
YRC Worldwide, Inc. (a),(b)	14,000	56,420

		26,156,394

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc. (a)	42,100	1,951,335
Blue Bird Corp. (a),(b)	600	11,814
Commercial Vehicle Group, Inc. (a),(b)	10,200	81,804
Cummins, Inc. (a)	32,700	5,602,818
FreightCar America, Inc. (a),(b)	100	587
Meritor, Inc. (a),(b)	11,000	266,750
PACCAR, Inc.	14,100	1,010,406
Spartan Motors, Inc. (a)	5,200	56,992
Trinity Industries, Inc. (a)	7,000	145,250
Wabash National Corp. (a)	1,100	17,897

		9,145,653

Utilities — 0.4%
Algonquin Power & Utilities Corp.	4,500	54,495
Atlantic Power Corp. (a),(b)	10,400	25,168
CMS Energy Corp. (a)	18,900	1,094,499
Connecticut Water Service, Inc.	300	20,916
Consolidated Water Co. Ltd. (a)	1,600	22,816
Duke Energy Corp. (a)	26,700	2,356,008
Edison International	34,500	2,325,645
Just Energy Group, Inc. (a)	5,400	23,220
PG&E Corp. (a),(b),(c)	1,068,082	24,480,439
TerraForm Power, Inc.	6,400	91,520
UGI Corp.	7,600	405,916

		30,900,642

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a),(b)	3,200	102,112
Casella Waste Systems, Inc., Class A (a),(b)	10,200	404,226
Ceco Environmental Corp. (a),(b)	2,700	25,893
Covanta Holding Corp. (a)	7,000	125,370
Heritage-Crystal Clean, Inc. (a),(b)	1,400	36,834
Republic Services, Inc. (a)	21,900	1,897,416
Waste Connections, Inc. (a)	5,500	525,690
Waste Management, Inc. (a)	14,700	1,695,939

		4,813,480

Total North America		2,105,672,595

Oceania — 0.1%
Iron & Steel — 0.0%
BHP Group PLC, ADR	9,900	505,989
Rio Tinto plc, ADR	51,500	3,210,510

		3,716,499

Software — 0.1%
Atlassian Corp. PLC, Class A (a),(b)	45,600	5,966,304

Total Oceania		9,682,803

South America — 0.1%
Banking — 0.0%
Itau Unibanco Holding SA, ADR	26,000	244,920

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	500	15,555

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Consumer Products — 0.0%
BRF SA, ADR (b)	20,600	$156,560

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares (a)	24,000	174,720

Media — 0.0%
Despegar.com Corp. (b)	36	500

Oil, Gas & Coal — 0.0%
Cosan Ltd., A Shares	200	2,672
Geopark Ltd. (a),(b)	2,000	37,080

		39,752

Passenger Transportation — 0.0%
Gol Linhas Aereas Inteligentes SA, ADR	23,400	394,992

Retail - Discretionary — 0.1%
MercadoLibre, Inc. (a),(b)	2,900	1,774,133

Utilities — 0.0%
Enel Americas SA, ADR	100	887

Total South America		2,802,019

TOTAL COMMON STOCK (COST $2,195,054,905)		2,287,867,478

PREFERRED STOCK — 0.0%
North America — 0.0%
Utilities — 0.0%
Pacific Gas & Electric Co., 4.50% (c)	5,874	114,543
Pacific Gas & Electric Co., 4.80% (a),(c)	2,750	55,687
Pacific Gas & Electric Co., 5.00% (c)	738	15,926
Pacific Gas & Electric Co., 6.00% (a),(c)	7,955	213,194

		399,350

Total North America		399,350

TOTAL PREFERRED STOCK (COST $254,398)		399,350

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 5.0%
North America — 5.0%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 6.35%, 05/01/27 (a),(c),(d),(e)	$2,000,000	1,994,884
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 6.10%, 07/15/26 (a),(c),(d),(e)	4,750,000	4,737,987
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 6.03%, 01/30/26 (a),(c),(d),(e)	5,000,000	4,987,255
Series 2014-1RA, Class C, 5.59%, 10/21/28 (a),(c),(d),(e)	3,000,000	2,969,049
Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.80%, 6.10%, 01/15/30 (c),(d),(e)	8,000,000	8,000,000
Series 2018-1A, Class D, 5.45%, 06/13/31 (c),(d),(e)	1,000,000	952,250
ALM Loan Funding,
Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.64%, 10/15/28 (a),(c),(d),(e)	1,000,000	997,769
Series 2016-18A, Class CR, 5.60%, 01/15/28 (a),(c),(d),(e)	1,000,000	984,200
Apidos CLO XI, Series 2012-11A, Class DR, 3 mo. USD LIBOR + 4.05%, 6.64%, 01/17/28 (a),(c),(d),(e)	1,700,000	1,696,365
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.60%, 07/16/29 (a),(c),(d),(e)	2,000,000	1,995,448
Avant Loans Funding Trust,
Series 2018-A, Class C, 4.79%, 05/15/24 (a),(c),(d)	3,411,000	3,453,464
Series 2018-B, Class C, 5.00%, 11/17/25 (a),(c),(d)	545,000	556,890
Series 2019-A, Class C, 4.65%, 04/15/26 (a),(c),(d)	3,403,000	3,451,210

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Avery Point CLO Ltd., Series 2014-5A, Class DR, 5.69%, 07/17/26 (a),(c),(d),(e)	$2,500,000	$2,495,755
Babson CLO Ltd., Series 2013-IA, Class DR, 5.14%, 01/20/28 (a),(c),(d),(e)	2,000,000	1,954,646
Battalion CLO Ltd., Series 2016-10A, Class CR, 5.98%, 01/24/29 (a),(c),(d),(e)	4,000,000	4,001,972
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 2.72%, 01/25/47 (a),(c),(e)	472,517	462,806
Benefit Street Partners CLO Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 3.70%, 6.30%, 01/15/29 (a),(c),(d),(e)	5,000,000	4,988,165
Birch Grove CLO Ltd., Series 19A, Class D, 6.38%, 06/15/31 (c),(d),(e)	1,500,000	1,485,000
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 6.53%, 04/24/29 (a),(c),(d),(e)	3,750,000	3,742,432
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 5.24%, 01/17/28 (a),(c),(d),(e)	4,000,000	3,892,456
California Street CLO LP, Series 2012-9A, Class D1R2, 3 mo. USD LIBOR + 3.70%, 5.98%, 07/16/32 (c),(d),(e)	3,000,000	3,000,000
Carlyle Global Market Strategies CLO Ltd., 5.19%, 04/17/31 (a),(c),(d),(e)	3,000,000	2,832,810
CarVal CLO Ltd., Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.70%, 1.00%, 07/20/32 (c),(d),(e)	9,000,000	8,902,800
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 04/15/26 (c),(d)	891,000	893,489
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 5.38%, 01/27/28 (a),(c),(d),(e)	5,235,000	5,110,407
Series 2014-1A, Class CR, 6.02%, 04/22/30 (a),(c),(d),(e)	3,100,000	3,014,750
Series 2015-1A, Class DR, 5.39%, 04/22/27 (a),(c),(d),(e)	1,000,000	986,435
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.74%, 04/22/27 (a),(c),(d),(e)	2,500,000	2,429,445
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 6.45%, 01/18/29 (a),(c),(d),(e)	3,500,000	3,492,216
Cent CLO Ltd., Series 2014-21A, Class CR2, 5.78%, 07/27/30 (a),(c),(d),(e)	3,500,000	3,427,988
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 9.25%, 07/16/30 (a),(c),(d),(e)	3,000,000	2,954,811
Series 2015-5A, Class CR, 5.53%, 10/25/27 (a),(c),(d),(e)	4,000,000	3,969,380
Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.00%, 6.59%, 10/21/28 (c),(d),(e)	1,000,000	999,200
Series 2019-4A, Class C, 3 mo. USD LIBOR + 3.50%, 5.80%, 07/15/32 (c),(d),(e)	1,000,000	1,000,000
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (c),(d)	708,000	730,638
Corevest American Finance Trust,
Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (c),(d)	459,000	484,022
Series 2019-1, Class D, 4.82%, 03/15/52 (c),(d)	152,000	155,994
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 6.35%, 10/15/29 (a),(c),(d),(e)	4,500,000	4,484,925
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 6.35%, 01/15/27 (a),(c),(d),(e)	5,000,000	4,987,345
Series 2015-1A, Class DR, 6.05%, 01/15/29 (a),(c),(d),(e)	4,000,000	3,979,716
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 7.34%, 10/26/27 (a),(c),(d),(e)	1,000,000	931,190
Dividend Solar Loans LLC,
4.21%, 08/22/39 (c),(d)	306,000	305,940
5.68%, 08/22/39 (c),(d)	275,000	274,954
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (a),(c),(d)	3,803,457	3,833,048
Series 2015-DA, Class D, 4.59%, 01/17/23 (a),(c),(d)	2,148,094	2,171,905
Dryden CLO Ltd., Series 2019-75A, Class DR, 3 mo. USD LIBOR + 3.55%, 5.85%, 07/15/30 (c),(d),(e)	4,750,000	4,750,000
Dryden Senior Loan Fund,
Series 2014-33A, Class DR2, 6.45%, 04/15/29 (a),(c),(d),(e)	2,000,000	1,998,822
Series 2014-36A, Class DR2, 6.30%, 04/15/29 (a),(c),(d),(e)	5,000,000	5,001,355
DT Auto Owner Trust,
Series 2015-3A, Class D, 4.53%, 10/17/22 (a),(c),(d)	2,370,732	2,380,244
Series 2016-1A, Class D, 4.66%, 12/15/22 (a),(c),(d)	2,081,356	2,095,551
Series 2019-2A, Class E, 4.46%, 05/15/26 (c),(d)	1,775,000	1,807,017
Evans Grove CLO Ltd., Series 2018-1A, Class D, 5.72%, 05/28/28 (a),(c),(d),(e)	5,000,000	4,982,255
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22%, 06/15/22 (a),(c),(d)	2,450,000	2,481,556
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 5.44%, 06/20/27 (a),(c),(d),(e)	5,000,000	4,964,625
Gallatin CLO IX Ltd., Series 2018-1A, Class D1, 5.69%, 01/21/28 (a),(c),(d),(e)	7,500,000	7,461,795
Gallatin Loan Management, 5.85%, 07/15/27 (a),(c),(d),(e)	2,000,000	1,987,312
Garrison Funding Ltd., Series 2015-1A, Class CR, 6.42%, 09/21/29 (a),(c),(d),(e)	4,000,000	3,980,000
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 02/17/26 (c),(d)	1,510,000	1,539,871
Greywolf CLO III Ltd.,
Series 2018-3RA, Class C, 5.74%, 10/22/28 (a),(c),(d),(e)	7,000,000	6,980,309

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-3RA, Class D, 8.09%, 10/22/28 (a),(c),(d),(e)	$1,500,000	$1,449,051
Harbourview CLO Ltd., Series 7RA, Class D, 5.96%, 07/18/31 (a),(c),(d),(e)	4,000,000	3,939,000
Highbridge Loan Management Ltd., Series 7A-2015, Class DR, 4.92%, 03/15/27 (c),(d),(e)	1,000,000	968,767
ICG US CLO Ltd., Series 2016-1A, Class CR, 5.63%, 07/29/28 (a),(c),(d),(e)	1,000,000	992,323
Invitation Homes Trust, Series 2018-SFR4, Class D, 4.04%, 01/17/38 (a),(c),(d),(e)	2,693,000	2,690,113
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 5.25%, 07/15/26 (a),(c),(d),(e)	5,000,000	4,914,245
Series 2015-7A, Class CR, 5.18%, 07/25/27 (a),(c),(d),(e)	5,500,000	5,376,800
Series 2018-11A, Class C, 5.85%, 07/14/31 (a),(c),(d),(e)	2,000,000	1,955,580
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 5.19%, 01/17/28 (a),(c),(d),(e)	5,310,000	5,088,711
KVK CLO Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.40%, 7.00%, 01/15/29 (a),(c),(d),(e)	5,000,000	4,989,870
Madison Park Funding Ltd.,
Series 2012-10A, Class DR2, 3 mo. USD LIBOR + 3.25%, 5.69%, 01/20/29 (c),(d),(e)	1,000,000	1,000,000
Series 2013-11A, Class DR, 5.84%, 07/23/29 (c),(d),(e)	3,900,000	3,870,750
Series 2015-16A, Class C, 3 mo. USD LIBOR + 3.70%, 6.29%, 04/20/26 (a),(c),(d),(e)	1,500,000	1,496,186
Series 2016-20A, Class DR, 5.76%, 07/27/30 (a),(c),(d),(e)	5,000,000	4,852,275
Series 2016-21A, Class C, 3 mo. USD LIBOR + 4.00%, 6.58%, 07/25/29 (c),(d),(e)	1,000,000	999,804
Series 2018-30A, Class D, 5.10%, 04/15/29 (a),(c),(d),(e)	4,605,000	4,455,337
Mariner CLO LLC, Series 2016-3A, Class DR, 3 mo. USD LIBOR + 3.80%, 6.39%, 07/23/29 (c),(d),(e)	6,750,000	6,751,114
MidOcean Credit CLO, Series 2016-6A, Class DR, 6.27%, 01/20/29 (a),(c),(d),(e)	4,000,000	3,989,928
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 6.48%, 07/15/29 (a),(c),(d),(e)	4,000,000	3,990,132
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 6.20%, 10/16/29 (a),(c),(d),(e)	3,000,000	2,992,287
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 5.20%, 10/13/27 (a),(c),(d),(e)	2,500,000	2,398,203
Series 2015-9A, Class CR, 5.72%, 07/15/31 (a),(c),(d),(e)	5,000,000	4,797,895
Series 2019-1A, Class D, 6.67%, 04/15/29 (a),(c),(d),(e)	5,000,000	4,995,500
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 5.44%, 04/20/30 (c),(d),(e)	750,000	719,216
New Residential Mortgage LLC,
Series 2018-FNT1, Class D, 4.69%, 05/25/23 (a),(c),(d)	734,890	737,932
Series 2018-FNT1, Class E, 4.89%, 05/25/23 (a),(c),(d)	3,086,538	3,092,273
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(c),(d)	3,079,948	3,107,214
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + 0.45%, 2.97%, 05/21/42 (c),(d),(e)	406,268	235,635
Northwoods Capital Ltd., Series 2018-12BA, Class D, 5.56%, 06/15/31 (a),(c),(d),(e)	3,000,000	2,864,478
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 7.84%, 10/20/26 (a),(c),(d),(e)	4,500,000	4,420,278
Series 2015-1A, Class DR, 7.79%, 10/20/27 (a),(c),(d),(e)	2,500,000	2,430,493
OCP CLO Ltd.,
Series 2015-9A, Class CR, 5.30%, 07/15/27 (a),(c),(d),(e)	1,500,000	1,473,167
Series 2016-12A, Class CR, 5.60%, 10/18/28 (a),(c),(d),(e)	2,500,000	2,474,230
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 6.79%, 07/15/29 (a),(c),(d),(e)	2,500,000	2,494,168
Series 2014-1A, Class CRR, 6.48%, 02/14/31 (a),(c),(d),(e)	2,000,000	1,994,864
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.85%, 7.45%, 04/15/26 (a),(c),(d),(e)	1,000,000	986,010
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 7.84%, 04/17/25 (a),(c),(d),(e)	1,900,000	1,885,771
Series 2014-6A, Class CR, 5.10%, 03/20/25 (a),(c),(d),(e)	3,000,000	2,914,086
Series 2014-7A, Class DR, 5.80%, 10/18/26 (a),(c),(d),(e)	2,000,000	1,976,580
OHA Credit Partners Ltd., Series 2013-9A, Class E, 7.76%, 10/20/25 (a),(c),(d),(e)	3,003,000	2,991,550
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (a),(c),(d)	1,500,000	1,524,339
Series 2016-2A, Class C, 5.67%, 03/20/28 (a),(c),(d),(e)	3,500,000	3,535,606
Series 2017-1A, Class D, 4.52%, 09/14/32 (a),(c),(d)	4,500,000	4,503,015
Series 2019-1A, Class E, 5.69%, 02/14/31 (a),(c),(d)	5,000,000	5,136,630
OZLM Ltd.,
Series 2014-6A, Class CS, 5.72%, 04/17/31 (a),(c),(d),(e)	2,000,000	1,917,500
Series 2015-12A, Class CR, 5.58%, 04/30/27 (a),(c),(d),(e)	1,500,000	1,476,686

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.98%, 04/30/27 (a),(c),(d),(e)	$7,333,000		$7,224,970
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 8.03%, 07/30/27 (a),(c),(d),(e)	1,100,000		1,060,748
Parallel Ltd.,
Series 2015-1A, Class DR, 5.14%, 07/20/27 (a),(c),(d),(e)	5,000,000		4,881,420
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 6.19%, 07/20/29 (a),(c),(d),(e)	6,000,000		5,985,084
Perimeter Master Note Business Trust, Series 2019-1A, Class C, 8.06%, 12/15/22 (c),(d)	251,000		251,955
Regatta Funding LP, 6.20%, 01/15/29 (c),(d),(e)	1,500,000		1,503,600
Regatta XI Funding Ltd., Series 2018-1A, Class D, 5.44%, 07/17/31 (c),(d),(e)	490,000		466,436
Rockford Tower CLO Ltd., Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.50%, 1.00%, 08/20/32 (c),(d),(e)	750,000		750,000
RR Ltd., Series 2017-2A, Class C, 5.60%, 10/15/29 (c),(d),(e)	750,000		736,660
Shackleton CLO Ltd., Series 2017-11A, Class D, 3 mo. USD LIBOR + 3.65%, 6.17%, 08/15/30 (a),(c),(d),(e)	2,000,000		1,995,244
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 8.59%, 10/20/26 (a),(c),(d),(e)	1,000,000		992,458
TICP CLO Ltd.,
Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.30%, 5.68%, 01/15/29 (c),(d),(e)	1,000,000		1,000,000
Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.75%, 6.35%, 07/15/29 (a),(c),(d),(e)	2,000,000		1,995,740
Series 2018-IA, Class C, 5.63%, 04/26/28 (a),(c),(d),(e)	4,650,000		4,612,595
Series 2018-IIA, Class C, 5.71%, 04/20/28 (a),(c),(d),(e)	1,500,000		1,481,309
Tralee CLO Ltd., Series 2018-5A, Class D, 5.79%, 10/20/28 (a),(c),(d),(e)	3,000,000		2,993,937
Venture CLO Ltd.,
Series 2013-14A, Class DR, 6.52%, 08/28/29 (a),(c),(d),(e)	4,000,000		3,989,552
Series 2014-16A, Class DRR, 5.11%, 01/15/28 (a),(c),(d),(e)	4,000,000		3,861,768
Series 2014-18A, Class DR, 5.70%, 10/15/29 (a),(c),(d),(e)	1,000,000		974,865
Series 2019-37A, Class D, 3 mo. USD LIBOR + 3.90%, 6.28%, 07/15/32 (c),(d),(e)	2,500,000		2,493,750
Vericrest Opportunity Loan Trust,
Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (a),(c),(d),(e)	1,580,196		1,580,662
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (a),(c),(d),(e)	1,184,089		1,183,023
Series 2019-NPL3 SEQ, Class A1, 3.97%, 03/25/49 (a),(c),(d),(e)	1,958,683		1,991,399
Vibrant CLO Ltd., Series 2018-8A, Class C, 5.44%, 01/20/31 (a),(c),(d),(e)	6,300,000		5,952,775
VOLT LXVI, Series 2018-NPL2 SEQ, Class A1, 4.34%, 05/25/48 (a),(c),(d),(e)	2,835,446		2,854,109
VOLT LXXIV LLC, Series 2018-NP10, Class A1A, 4.58%, 11/25/48 (a),(c),(d),(e)	6,967,802		7,075,148
VOYA CLO, Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 6.30%, 06/07/30 (a),(c),(d),(e)	4,000,000		3,990,316
Voya CLO Ltd.,
5.94%, 04/15/29 (c),(d),(e)	2,700,000		2,698,650
Series 2014-3A, Class CR, 5.23%, 07/25/26 (a),(c),(d),(e)	1,000,000		988,981
Wellfleet CLO Ltd., Series 2016-2A, Class DR, 8.09%, 10/20/28 (a),(c),(d),(e)	1,000,000		932,919
WhiteHorse Ltd., Series 2015-10A, Class DR, 5.59%, 04/17/27 (a),(c),(d),(e)	1,250,000		1,222,368
Zais CLO Ltd., Series 2018-11A, Class D, 6.59%, 01/20/32 (a),(c),(d),(e)	5,500,000		5,356,697

Total North America			396,488,853

TOTAL ASSET-BACKED SECURITIES (COST $399,222,474)			396,488,853

CONVERTIBLE BONDS — 1.1%
Europe — 0.7%
Construction Materials — 0.4%
Sika AG, 3.75%, 01/30/22 (f)	24,800,000	CHF	32,268,199

Pharmaceuticals — 0.1%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c),(d)	€7,500,000		6,537,992
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19 (f)	€500,000		435,866

			6,973,858

Wireless Telecommunications Services — 0.2%
Vodafone Group PLC,
1.20%, 03/12/21 (f)	£6,300,000		7,943,773
1.50%, 03/12/22 (f)	£3,900,000		4,972,054

			12,915,827

Total Europe			52,157,884

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Middle East — 0.3%
Financial Services — 0.3%
Volcan Holdings II PLC, 3.88%, 10/10/20 (f)	£6,700,000	$13,139,360
Volcan Holdings PLC REG S, 4.13%, 04/11/20 (f)	£5,600,000	11,789,080

Total Middle East		24,928,440

North America — 0.1%
Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.00%, 05/28/20 (g),(f)	€6,600,000	7,466,848

Total North America		7,466,848

TOTAL CONVERTIBLE BONDS (COST $78,082,672)		84,553,172

BANK DEBT — 3.1%
Asia — 0.0%
Machinery — 0.0%
Clark Equipment Company, 2018 Term Loan B, 3 mo. LIBOR + 2.00%, 0.00%, 05/18/24 (c)	$985,931	976,890

Total Asia		976,890

Europe — 0.1%
Advertising & Marketing — 0.1%
Richmond UK Bidco Ltd., 2017 Term Loan B, LIBOR - GBP + 4.25%, 4.97%, 03/03/24 (c)	£2,203,715	2,699,255

Biotechnology & Pharmaceuticals — 0.0%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, LIBOR + 2.25%, 0.00%, 01/31/25 (c)	$1,097,194	1,093,573

Chemicals — 0.0%
Composite Resins Holding B.V., 2018 Term Loan B, 3 mo. LIBOR + 4.25%, 6.82%, 08/01/25 (c)	897,893	886,669

Entertainment Contents — 0.0%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 3 mo. LIBOR + 2.50%, 0.00%, 02/01/24 (c)	250,000	243,875

Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, Defaulted, 0.00%, 01/02/20 (c),(h),(o)	1,563,903	351,878

Financial Services — 0.0%
Altice Financing SA, 2017 USD Term Loan B, 1 mo. LIBOR + 2.75%, 0.00%, 07/15/25 (c)	990,000	937,095

Publishing & Broadcasting — 0.0%
Houghton Mifflin Harcourt Publishing Company,
2015 Term Loan B, 1 mo. LIBOR + 3.00%, 0.00%, 05/31/21 (c)	835,132	786,277
2015 Term Loan B, 1 mo. LIBOR + 3.00%, 5.40%, 05/31/21 (c)	1,115,401	1,050,150

		1,836,427

Software & Services — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 0.00%, 11/01/24 (c)	400,000	391,400

Commercial Finance — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 3 mo. LIBOR + 1.75%, 0.00%, 01/15/25 (c)	990,000	988,149

Total Europe		9,428,321

North America — 3.0%
Advertising & Marketing — 0.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 0.00%, 07/23/21 (c)	36,991	33,782
NMI Holdings, Inc., 2018 Term Loan B, 6 mo. LIBOR + 4.75%, 6.95%, 05/17/23 (c),(h)	6,738,965	6,722,117
PG&E Corp., Term Loan, 0.00%, 04/16/20 (c),(h),(i)	1,862,441	1,750,695
AppLovin Corporation, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 0.00%, 08/15/25 (c)	398,997	397,753
Red Ventures, LLC, 2018 Term Loan B, 0.00%, 11/08/24 (c),(i)	810,127	806,076

		9,710,423

Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan G, 3 mo. LIBOR + 2.50%, 4.83%, 08/22/24 (c)	398,987	390,341

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Chemicals — 0.0%
GrafTech Finance, Inc., 2018 Term Loan B, 3 mo. LIBOR + 3.50%, 0.00%, 02/12/25 (c)	$765,000	$749,700
H.B. Fuller Company, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 4.38%, 10/20/24 (c)	1,282,936	1,259,612
LyondellBasell Industries NV,
0.00%, 08/15/49 (c),(i),(o)	16,732,095	0
1.00%, 08/15/15 (c),(e),(o)	€980,468	0

		2,009,312

Coal Operations — 0.0%
Blackhawk Mining LLC, 2017 Term Loan B1, 3 mo. LIBOR + 9.50%, 0.00%, 02/17/22 (c),(h)	$1,106,060	756,268

Commercial Services — 0.0%
ERM Emerald US Inc., USD Term Loan, 0.00%, 06/26/26 (c),(i)	312,371	312,371

Consumer Discretionary Services — 0.0%
Cast and Crew Payroll, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 0.00%, 02/09/26 (c)	987,525	990,734

Consumer Finance — 0.2%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 5.14%, 05/15/26 (c)	6,831,000	6,796,845
Ocwen Financial Corp., 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 7.40%, 12/04/20 (c),(h)	4,509,397	4,486,850
Ocwen Loan Servicing, LLC, 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 0.00%, 12/04/20 (c)	3,138,838	3,123,144

		14,406,839

Consumer Products — 0.2%
CHG PPC Parent LLC, 2018 Term Loan B, 0.00%, 03/31/25 (c),(i)	987,506	978,254
KIK Custom Products, Inc.,
2015 Term Loan B, 1 mo. LIBOR + 4.00%, 0.00%, 05/15/23 (c)	4,336,450	4,077,174
2015 Term Loan B, 1 mo. LIBOR + 4.00%, 6.40%, 05/15/23 (c)	5,354,050	5,033,931
Revlon Consumer Products Corp., 2016 Term Loan B, 3 mo. LIBOR + 3.50%, 6.02%, 09/07/23 (c)	2,513,788	2,093,784
Revlon Consumer Products Corporation, 2016 Term Loan B, 3 mo. LIBOR + 3.50%, 0.00%, 09/07/23 (c)	1,507,237	1,255,408

		13,438,551

Consumer Services — 0.2%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 6.08%, 12/06/24 (c),(h)	4,377,106	4,344,278
AlixPartners, LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 0.00%, 04/04/24 (c)	1,097,194	1,093,386
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 0.00%, 05/02/22 (c)	400,000	397,036
Aegis Sciences Corp., 2018 Term Loan, 3 mo. LIBOR + 5.50%, 0.00%, 05/02/25 (c)	36,639	35,048
Fort Dearborn Company,
2016 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 0.00%, 10/19/23 (c)	3,632,034	3,486,753
2016 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 6.60%, 10/19/23 (c)	5,379,232	5,164,062
2016 2nd Lien Term Loan, 3 mo. LIBOR + 8.50%, 0.00%, 10/19/24 (c),(o)	400,281	376,264

		14,896,827

Containers & Packaging — 0.1%
Berry Global, Inc., USD Term Loan U, 3 mo. LIBOR + 2.50%, 0.00%, 05/15/26 (c)	600,000	595,566
Charter NEX US, Inc., Incremental Term Loan, 0.00%, 05/16/24 (c),(i)	990,000	985,545
Flex Acquisition Company, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 0.00%, 12/29/23 (c)	700,000	664,125
Reynolds Group Holdings Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.75%, 0.00%, 02/05/23 (c)	498,721	494,582

		2,739,818

Electrical Equipment Manufacturing — 0.0%
Brookfield WEC Holdings Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 0.00%, 08/01/25 (c)	1,256,842	1,253,700

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Entertainment Resources — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.00%, 0.00%, 04/22/26 (c)	$399,000	$397,803
Bulldog Purchaser Inc.,
2018 Delayed Draw Term Loan, 1 mo. LIBOR + 3.75%, 3.75%, 09/05/25 (c),(h)	169,000	166,676
2018 Term Loan, 1 mo. LIBOR + 3.75%, 6.15%, 09/05/25 (c),(h)	3,453,694	3,406,206
Crown Finance US, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 2.25%, 0.00%, 02/28/25 (c)	398,788	391,932
SeaWorld Parks & Entertainment, Inc., Term Loan B5, 3 mo. LIBOR + 3.00%, 0.00%, 03/31/24 (c)	249,362	248,293
Six Flags Theme Parks, Inc., 2019 Term Loan B, 3 mo. LIBOR + 2.00%, 0.00%, 04/17/26 (c)	1,440,000	1,440,446

		6,051,356

Exploration & Production — 0.0%
Par Pacific Holdings, Inc.,
Term Loan B, 3 mo. LIBOR + 6.75%, 0.00%, 12/17/25 (c),(o)	388,207	391,119
Term Loan B, 3 mo. LIBOR + 6.75%, 9.34%, 12/17/25 (c),(o)	522,533	526,452

		917,571

Financial Services — 0.1%
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.00%, 0.00%, 03/27/23 (c)	991,491	992,116
Focus Financial Partners, LLC, 2018 Incremental Term Loan, 3 mo. LIBOR + 2.50%, 0.00%, 07/03/24 (c)	897,733	895,713
NFP Corp., Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 01/08/24 (c)	987,468	958,920
Getty Images, Inc.,
2019 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 0.00%, 02/19/26 (c)	2,051,699	2,038,014
2019 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 6.94%, 02/19/26 (c)	2,740,245	2,721,968
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 0.00%, 05/23/25 (c)	987,506	977,384
Rocket Software, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.25%, 6.65%, 11/28/25 (c)	399,000	389,524
Trans Union, LLC, Term Loan B3, 1 mo. LIBOR + 2.00%, 0.00%, 04/10/23 (c)	1,664,166	1,660,305

		10,633,944

Food & Beverage — 0.0%
Chobani, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.50%, 0.00%, 10/10/23 (c)	398,978	391,872
JBS USA Lux S.A., 2019 Term Loan B, 2 mo. LIBOR + 2.50%, 0.00%, 05/01/26 (c)	1,149,120	1,146,247

		1,538,119

Gaming, Lodging & Restaurants — 0.0%
Caesars Entertainment Operating Company, Exit Term Loan, 1 mo. LIBOR + 2.00%, 4.40%, 10/06/24 (c)	398,987	395,373
K-Mac Holdings Corp, 2018 1st Lien Term Loan, 0.00%, 03/14/25 (c),(i)	807,859	797,558

		1,192,931

Hardware — 0.0%
Compuware Corporation, 2018 Term Loan B, 3 mo. LIBOR + 3.50%, 0.00%, 08/22/25 (c)	181,690	181,236
Dell International LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 0.00%, 09/07/23 (c)	400,000	397,768

		579,004

Health Care Facilities & Services — 0.4%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 0.00%, 03/01/24 (c)	732,149	726,021
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 0.00%, 10/10/25 (c)	1,122,180	988,922
ExamWorks Group, Inc., 2017 Term Loan, 0.00%, 07/27/23 (c),(i)	987,468	984,792
GHX Ultimate Parent Corporation, 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 0.00%, 06/28/24 (c)	763,053	747,792
Jaguar Holding Company II, 2018 Term Loan, 1 mo. LIBOR + 2.50%, 0.00%, 08/18/22 (c)	987,429	981,149
New Millennium HoldCo, Inc.,
Exit Term Loan, 1 mo. LIBOR + 6.50%, 8.90%, 12/21/20 (c)	1,698,959	768,779
Exit Term Loan, 1 mo. LIBOR + 6.50%, 0.00%, 12/21/20 (c)	1,372,626	621,113
Owens & Minor, Inc.,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Term Loan B, 1 mo. LIBOR + 4.50%, 6.94%, 04/30/25 (c)	$2,966,188	$2,438,207
Term Loan B, 1 mo. LIBOR + 4.50%, 0.00%, 04/30/25 (c)	2,159,639	1,775,223
Pearl Intermediate Parent LLC,
2018 1st Lien Term Loan, 0.00%, 02/14/25 (c),(i)	590,052	572,351
2018 Delayed Draw Term Loan, 1 mo. LIBOR + 2.75%, 0.00%, 02/14/25 (c)	174,948	168,824
Phoenix Guarantor Inc, Term Loan B, 1 mo. LIBOR + 4.50%, 0.00%, 03/05/26 (c)	990,000	984,802
Prospect Medical Holdings, Inc.,
2018 Term Loan B, 1 mo. LIBOR + 5.50%, 0.00%, 02/22/24 (c)	3,722,387	3,502,134
2018 Term Loan B, 1 mo. LIBOR + 5.50%, 7.94%, 02/22/24 (c)	4,571,498	4,301,002
Quorum Health Corporation,
Term Loan B, 1 mo. LIBOR + 6.75%, 0.00%, 04/29/22 (c)	2,604,804	2,572,244
Term Loan B, 1 mo. LIBOR + 6.75%, 9.15%, 04/29/22 (c)	3,564,867	3,520,306
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.50%, 0.00%, 11/17/25 (c)	398,997	396,360
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 0.00%, 09/02/24 (c)	698,223	672,619
Wink Holdco, Inc,
2nd Lien Term Loan B, 1 mo. LIBOR + 6.75%, 0.00%, 11/03/25 (c),(o)	1,553,182	1,559,006
2nd Lien Term Loan B, 1 mo. LIBOR + 6.75%, 9.16%, 11/03/25 (c),(o)	1,471,965	1,477,485

		29,759,131

Home & Office Products — 0.0%
Tamko Building Products, Inc, Term Loan B, 0.00%, 04/23/26 (c),(i)	550,000	547,938

Industrial Other — 0.1%
Pike Corporation, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 0.00%, 03/23/25 (c)	765,000	765,413
QualTek USA, LLC,
2018 1st Lien Term Loan, 3 mo. LIBOR + 5.75%, 0.00%, 07/18/25 (c)	1,791,910	1,744,872
2018 1st Lien Term Loan, 3 mo. LIBOR + 5.75%, 8.33%, 07/18/25 (c)	2,492,784	2,427,348
Core & Main LP, 2017 Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 08/01/24 (c)	480,000	478,349

		5,415,982

Industrial Services — 0.0%
Allied Universal Holdco LLC,
2019 Delayed Draw Term Loan, 0.00%, 06/26/26 (c),(i)	105,706	105,177
2019 Term Loan B, 0.00%, 06/26/26 (c),(i)	1,067,627	1,062,290

		1,167,467

Institutional Financial Services — 0.0%
Deerfield Dakota Holding, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 0.00%, 02/13/25 (c)	448,864	434,356

Internet Media — 0.0%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 0.00%, 10/19/23 (c)	990,000	986,287
MH Sub I, LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 6.15%, 09/13/24 (c)	398,985	391,504

		1,377,791

Machinery — 0.0%
Titan Acquisition Limited, 2018 Term Loan B, 0.00%, 03/28/25 (c),(i)	987,500	941,690

Machinery Manufacturing — 0.2%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 0.00%, 07/19/24 (c)	2,523,474	2,454,079
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.58%, 07/19/24 (c)	4,946,437	4,810,410
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 0.00%, 07/18/25 (c)	2,797,771	2,741,815
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 9.58%, 07/18/25 (c)	2,385,602	2,337,890

		12,344,194

Managed Care — 0.0%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.75%, 0.00%, 06/07/23 (c)	400,000	381,856

Medical Equipment & Devices — 0.0%
Femur Buyer, Inc., 1st Lien Term Loan, 0.00%, 02/26/26 (c),(i)	500,000	501,250

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Medical Equipment & Devices Manufacturing — 0.0%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.50%, 0.00%, 02/11/26 (c)	$1,256,850	$1,252,665

Oil, Gas & Coal — 0.1%
Citgo Petroleum Corporation,
2019 Term Loan B, 3 mo. LIBOR + 5.00%, 0.00%, 03/22/24 (c)	1,589,763	1,589,763
2019 Term Loan B, 3 mo. LIBOR + 5.00%, 7.60%, 03/22/24 (c)	2,358,715	2,358,715
MRC Global (US) Inc., 2018 1st Lien Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 09/20/24 (c)	987,494	983,791

		4,932,269

Pharmaceuticals — 0.0%
Catalent Pharma Solutions Inc., Term Loan B2, 1 mo. LIBOR + 2.25%, 4.65%, 05/18/26 (c)	399,000	398,669

Pipeline — 0.0%
Paradigm Energy Partners, LLC,
Term Loan B, 3 mo. LIBOR + 5.25%, 0.00%, 09/05/24 (c)	1,702,182	1,631,252
Term Loan B, 3 mo. LIBOR + 5.25%, 7.58%, 09/05/24 (c)	754,444	723,007

		2,354,259

Real Estate — 0.2%
Communications Sales & Leasing, Inc.,
2017 Term Loan B, 1 mo. LIBOR + 5.00%, 0.00%, 10/24/22 (c)	5,144,417	5,010,200
2017 Term Loan B, 1 mo. LIBOR + 5.00%, 7.40%, 10/24/22 (c)	6,524,090	6,353,876
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 0.00%, 02/06/22 (c)	5,504,000	5,366,400
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.00%, 0.00%, 03/21/25 (c)	763,028	757,664

		17,488,140

Restaurants — 0.1%
Fogo De Chao, Inc., 2018 Add On Term Loan, 3 mo. LIBOR + 4.25%, 0.00%, 04/07/25 (c)	761,330	760,378
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 0.00%, 04/03/25 (c)	987,500	983,639
IRB Holding Corp, 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 0.00%, 02/05/25 (c)	398,990	393,568
1011778 B.C. Unlimited Liability Company, Term Loan B3, 1 mo. LIBOR + 2.25%, 4.65%, 02/16/24 (c)	1,595,121	1,581,833

		3,719,418

Retail — Consumer Discretionary — 0.4%
Avis Budget Car Rental, LLC, 2018 Term Loan B, 3 mo. LIBOR + 2.00%, 0.00%, 02/13/25 (c)	498,734	497,178
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 0.00%, 12/13/23 (c)	336,704	324,919
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 5.65%, 12/13/23 (c)	1,289,665	1,244,527
2017 Incremental Term Loan, 1 mo. LIBOR + 3.25%, 0.00%, 12/13/23 (c)	3,937,203	3,789,558
2017 Incremental Term Loan, 1 mo. LIBOR + 3.25%, 5.65%, 12/13/23 (c)	4,545,580	4,375,121
Air Canada, 2018 Term Loan B, 0.00%, 10/06/23 (c),(i)	986,678	985,444
PetSmart, Inc.,
Consenting Term Loan, 1 mo. LIBOR + 4.00%, 0.00%, 03/11/22 (c),(o)	6,615,458	6,431,482
Consenting Term Loan, 1 mo. LIBOR + 4.00%, 6.42%, 03/11/22 (c),(o)	9,078,854	8,826,372
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 4.90%, 01/30/23 (c)	400,000	386,752

		26,861,353

Retail - Consumer Staples — 0.0%
Pinnacle Operating Corp.,
Term Loan (Extended), 1 mo. LIBOR + 5.50% (Cash); 1.75% (PIK), 0.00%, 11/15/21 (c),(o)	2,103,513	1,556,599
Term Loan (Extended), 1 mo. LIBOR + 5.50% (Cash); 1.75% (PIK), 4.83%, 11/15/21 (c),(o)	1,537,149	1,137,491

		2,694,090

Semiconductors — 0.0%
MKS Instruments, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.25%, 0.00%, 02/02/26 (c)	763,088	763,324

Software — 0.1%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 0.00%, 09/19/24 (c)	763,059	755,748

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
DigiCert, Inc., 2017 Term Loan B1, 3 mo. LIBOR + 4.00%, 0.00%, 10/31/24 (c)	$398,995	$397,000
Flexera Software LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 0.00%, 02/26/25 (c)	398,990	397,494
Informatica LLC, 2018 USD Term Loan, 1 mo. LIBOR + 3.25%, 0.00%, 08/05/22 (c)	398,985	399,152
Kronos Incorporated, 2017 Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 11/01/23 (c)	1,260,000	1,256,699
McAfee, LLC, 2018 USD Term Loan B, 3 mo. LIBOR + 3.75%, 0.00%, 09/30/24 (c)	698,241	696,824
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 0.00%, 11/29/24 (c)	498,737	475,137
Perforce Software Inc, Term Loan B, 0.00%, 07/01/26 (c),(i)	645,161	643,548

		5,021,602

Software & Services — 0.0%
Equian LLC, Add on Term Loan B, 1 mo. LIBOR + 3.25%, 5.65%, 05/20/24 (c)	398,979	398,381
Sabre GLBL Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 0.00%, 02/22/24 (c)	987,494	984,610
Science Applications International Corporation, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 0.00%, 10/31/25 (c)	400,000	397,124

		1,780,115

Specialty Finance — 0.0%
Minotaur Acquisition, Inc., Term Loan B, 0.00%, 02/26/26 (c),(i)	987,525	968,594

Telecommunications — 0.0%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 0.00%, 01/31/25 (c)	498,734	486,545
Level 3 Financing Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.25%, 0.00%, 02/22/24 (c)	400,000	396,600
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 0.00%, 04/11/25 (c)	987,507	974,373

		1,857,518

Transportation & Logistics — 0.0%
1199169 B.C. Unlimited Liability Company, 2019 Term Loan B2, 3 mo. LIBOR + 4.00%, 0.00%, 04/06/26 (c)	346,154	347,390
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, 3 mo. LIBOR + 4.00%, 0.00%, 04/06/26 (c)	643,846	646,145
Lineage Logistics Holdings, LLC, 2018 Term Loan, 3 mo. LIBOR + 3.00%, 0.00%, 02/27/25 (c)	398,990	394,876

		1,388,411

Travel & Lodging — 0.0%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.58%, 03/29/24 (c),(h)	1,865,127	1,809,173

Utilities — 0.1%
ExGen Renewables IV, LLC,
Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 11/28/24 (c)	2,970,144	2,840,200
Term Loan B, 3 mo. LIBOR + 3.00%, 5.53%, 11/28/24 (c)	4,270,601	4,083,762
PG&E Opco, Revolver, 3 mo. LIBOR + 1.08%, 0.00%, 04/27/20 (c),(h)	201,569	189,475

		7,113,437

Waste & Environmental Services & Equipment — 0.0%
GFL Environmental Inc., 2018 USD Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 05/30/25 (c)	398,992	392,154

Wireless Telecommunications Services — 0.2%
Ligado Networks LLC, Exit Term Loan, 3 mo. LIBOR + 0.00%, 0.00%, 12/07/20 (c)	4,160,017	3,099,213
Windstream Services, LLC,
Repriced Term Loan B6, PRIME + 5.00%, 0.00%, 03/29/21 (c)	3,412,158	3,504,764
Repriced Term Loan B6, PRIME + 5.00%, 10.50%, 03/29/21 (c)	4,806,923	4,937,383
Term Loan B7, PRIME + 4.25%, 0.00%, 02/17/24 (c)	1,809,515	1,836,658
Term Loan B7, PRIME + 4.25%, 9.75%, 02/17/24 (c)	1,592,111	1,615,992

		14,994,010

Supermarkets & Pharmacies — 0.0%
Albertsons, LLC, Term Loan B7, 1 mo. LIBOR + 3.00%, 5.40%, 11/17/25 (c)	398,998	396,727

Airlines — 0.0%
United Airlines, Inc., 2018 Term Loan B, 3 mo. LIBOR + 1.75%, 0.00%, 04/01/24 (c)	1,122,130	1,115,465

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.00%, 0.00%, 10/12/21 (c)	$500,000	$497,985

		1,613,450

Property & Casualty Insurance — 0.0%
Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 0.00%, 12/31/25 (c)	398,997	392,941
Asurion LLC, 2018 Term Loan B6, 3 mo. LIBOR + 3.00%, 0.00%, 11/03/23 (c)	398,957	397,959
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 3 mo. LIBOR + 3.50%, 0.00%, 10/22/24 (c)	498,562	492,953
Hub International Limited, 2018 Term Loan B, 3 mo. LIBOR + 3.00%, 0.00%, 04/25/25 (c)	987,506	962,029
AmWINS Group, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 5.16%, 01/25/24 (c)	398,977	395,817

		2,641,699

Home Improvement — 0.0%
Apex Tool Group, LLC, 2018 Term Loan B, 3 mo. LIBOR + 3.75%, 0.00%, 02/01/22 (c)	397,419	381,193

Publishing & Broadcasting — 0.0%
Entercom Media Corp., 2017 Term Loan B, 3 mo. LIBOR + 2.75%, 0.00%, 11/18/24 (c)	810,000	808,315

Casinos & Gaming — 0.1%
Golden Nugget, Inc., 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.75%, 0.00%, 10/04/23 (c)	987,331	978,247
Las Vegas Sands LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 0.00%, 03/27/25 (c)	763,068	756,735
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.75%, 0.00%, 12/22/24 (c)	987,494	970,005

		2,704,987

Cable & Satellite — 0.0%
Charter Communications Operating, LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 0.00%, 04/30/25 (c)	987,494	986,012

Refining & Marketing — 0.0%
Gulf Finance, LLC,
Term Loan B, 1 mo. LIBOR + 5.25%, 0.00%, 08/25/23 (c)	58,279	47,473
Term Loan B, 1 mo. LIBOR + 5.25%, 7.65%, 08/25/23 (c)	79,269	64,571

		112,044

Total North America		240,123,392

TOTAL BANK DEBT (COST $253,420,887)		250,528,603

CORPORATE BONDS & NOTES — 6.5%
Africa — 0.1%
Utilities — 0.1%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (f)	3,009,000	3,033,024
8.45%, 08/10/28 (f)	4,753,000	5,354,112

Total Africa		8,387,136

Asia — 0.1%
Banks — 0.0%
RESPARCS Funding LP I, 8.00%, 12/29/49 (c),(f),(j)	1,841,000	437,422

Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (f)	3,032,000	3,203,769

Utilities — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22 (f)	2,500,000	2,609,160

Total Asia		6,250,351

Europe — 1.0%
Banks — 0.0%
HSH N Funding II Via Banque de Luxembourg, 7.25%, 06/29/49 (c),(f),(j)	895,000	230,384

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
RESPARCS Funding II LP, 7.50%, 06/29/49 (c),(f),(j)	€3,499,000	$875,317

		1,105,701

Entertainment Resources — 0.0%
CPUK Finance Ltd.,
4.25%, 02/28/47 (c),(d)	£368,000	467,770
4.88%, 02/28/47 (c),(d)	£1,573,000	1,998,106

		2,465,876

Property & Casualty Insurance — 0.0%
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38%, 05/29/49 (e),(f),(j)	€1,600,000	2,111,007

Wireless Telecommunications Services — 1.0%
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (c),(d)	$78,930,000	78,140,700

Total Europe		83,823,284

Middle East — 0.6%
Exploration & Production — 0.6%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27 (f),(k)	41,600,000	43,736,493
Saudi Arabian Oil Co.,
3.50%, 04/16/29 (d)	751,000	760,258
4.25%, 04/16/39 (d)	1,199,000	1,212,686
4.38%, 04/16/49 (d)	677,000	685,738

		46,395,175

Financial Services — 0.0%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (f)	1,379,000	1,539,308

Total Middle East		47,934,483

North America — 2.9%
Automobiles Manufacturing — 0.0%
Tesla, Inc., 5.30%, 08/15/25 (c),(d)	758,000	665,145

Banks — 0.0%
Promerica Financial Corp., 9.70%, 05/14/24 (d)	3,400,000	3,578,500

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (a),(c),(d)	13,859,000	11,535,400
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/01/25 (c),(d)	451,000	452,128
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (a),(c),(d)	2,807,000	2,343,845

		14,331,373

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (a),(c),(d),(o)	3,956,000	3,477,917
Revlon Consumer Products Corp., 6.25%, 08/01/24 (a),(c)	3,547,000	2,429,695

		5,907,612

Exploration & Production — 0.1%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (a),(c),(d)	8,011,000	7,920,876

Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(c),(l),(o)	436,000	139,520

Food & Beverage — 0.1%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (a),(c),(d)	7,424,000	7,219,840

Health Care Facilities & Services — 0.1%
AHP Health Partners, Inc., 9.75%, 07/15/26 (a),(c),(d)	7,443,000	8,019,833
Owens & Minor, Inc., 3.88%, 09/15/21 (a),(c)	2,128,000	1,824,760

		9,844,593

Homebuilders — 0.0%
LGI Homes, Inc., 6.88%, 07/15/26 (c),(d)	2,837,000	2,900,833

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Industrial Other — 0.2%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23 (a),(c),(d)	$2,917,000	$2,705,518
Michael Baker International LLC, 8.75%, 03/01/23 (a),(c),(d)	12,590,000	12,810,325

		15,515,843

Integrated Oils — 0.3%
Petroleos Mexicanos,
3.50%, 01/30/23	4,130,000	3,918,957
4.63%, 09/21/23	618,000	604,095
4.88%, 01/24/22 (a)	5,500,000	5,480,750
5.50%, 01/21/21	5,600,000	5,664,400
9.50%, 09/15/27	3,800,000	4,349,594

		20,017,796

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (a),(c),(d)	2,834,000	2,919,020
Uber Technologies, Inc., 8.00%, 11/01/26 (a),(c),(d)	1,584,000	1,687,150

		4,606,170

Managed Care — 0.0%
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (c),(d)	1,428,000	1,339,036
Polaris Intermediate Corp., PIK, 8.50%, 12/01/22 (c),(d)	1,007,808	889,390

		2,228,426

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (a),(c),(d)	1,934,000	1,846,970

Oil & Gas Services — 0.2%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (a),(c)	7,696,000	6,907,160
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (a),(c),(d)	8,890,000	8,723,312

		15,630,472

Pipeline — 0.3%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (a),(c),(d)	15,113,000	14,772,957
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (a),(c)	7,253,000	7,189,174

		21,962,131

Publishing & Broadcasting — 0.0%
LBI Media, Inc. ,11.500%, 04/15/20 (a),(b),(c),(d),(e),(f),(l),(o)	4,712,903	128,922

Real Estate — 0.2%
ESH Hospitality, Inc., 5.250% - 01 May 2025, 5.25%, 05/01/25 (c),(d)	344,000	352,600
Forestar Group, Inc., 8.00%, 04/15/24 (c),(d)	332,000	348,185
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (c),(d)	1,096,000	1,117,920
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (c)	5,508,000	5,618,160
Newmark Group, Inc., 6.13%, 11/15/23 (c)	2,099,000	2,220,087
Senior Housing Properties Trust, 4.75%, 02/15/28 (c)	5,032,000	4,883,692
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24 (a),(c),(d)	263,000	236,043
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23 (a),(c)	1,579,000	1,464,523

		16,241,210

Refining & Marketing — 0.2%
Citgo Holding, Inc., 10.75%, 02/15/20 (a),(c),(d)	17,921,000	18,548,235

Retail — Consumer Discretionary — 0.4%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (a),(c),(d)	13,342,000	13,508,775
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/21 (a),(c),(d)	13,782,000	13,265,175
PetSmart, Inc.,
7.13%, 03/15/23 (a),(c),(d)	2,066,000	1,936,875

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
8.88%, 06/01/25 (a),(c),(d)	$803,000		$772,887

			29,483,712

Software & Services — 0.2%
Verscend Escrow Corp., 9.75%, 08/15/26 (a),(c),(d)	11,571,000		12,033,840

Travel & Lodging — 0.0%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (c),(d)	2,144,000		2,208,320
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 09/15/26 (c)	202,000		216,645

			2,424,965

Utilities — 0.1%
Pacific Gas & Electric Co.,
3.50%, 10/01/20 (a),(b),(c),(l)	1,380,000		1,345,500
6.05%, 03/01/34 (a),(b),(c),(l)	3,233,000		3,596,713
6.35%, 02/15/38 (a),(b),(c),(l)	2,711,000		3,076,985

			8,019,198

Wireless Telecommunications Services — 0.1%
Embarq Corp., 8.00%, 06/01/36 (a),(c)	10,826,000		10,477,619

Total North America			231,673,801

South America — 1.8%
Integrated Oils — 1.8%
Petrobras Global Finance BV,
5.75%, 02/01/29 (k)	69,100,000		72,029,840
6.00%, 01/27/28 (k)	43,200,000		45,921,600
6.25%, 03/17/24	1,514,000		1,656,013
6.90%, 03/19/49 (a),(k)	16,597,000		17,675,805
8.75%, 05/23/26	2,716,000		3,353,907
Petroleos de Venezuela SA, 6.00%, 10/28/22 (o)	2,817,584		394,462

			141,031,627

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 7.96%, 09/24/19 (e),(f)	228,842		229,986

Total South America			141,261,613

TOTAL CORPORATE BONDS & NOTES (COST $508,362,579)			519,330,668

SOVEREIGN DEBT — 13.8%
Argentina POM Politica Monetaria, 63.70%, 06/21/20 (e)	53,958,819	ARS	1,263,252
Argentina Treasury Bill ,0.00%, 07/31/19 - 07/31/20	370,592,519		9,471,995
Argentine Republic Government International Bond,
3.38%, 12/31/38 (e),(m)	8,559,403		5,512,608
3.75%, 12/31/38 (e),(m),(k)	$15,200,000		8,873,152
3.88%, 01/15/22 (f)	€4,213,000		3,904,341
4.63%, 01/11/23	$18,533,000		14,863,651
5.63%, 01/26/22	4,023,000		3,391,429
6.88%, 04/22/21	9,697,000		8,509,117
Bahrain Government International Bond, 7.00%, 01/26/26 (f)	2,600,000		2,805,161
Brazilian Government International Bond, 4.88%, 01/22/21	4,942,000		5,127,325
Citigroup Global Markets Holdings, Inc.,
0.00%, 12/03/19 (d),(g)	1,118,676,495	NGN	2,959,644
MTN, 0.00%, 09/19/19 (d),(g)	100,473,878	EGP	5,806,662
MTN, 0.00%, 10/21/19 (d),(g)	150,039,105	UAH	5,446,000
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (c),(f)	€25,345,333		31,647,903
Ecuador Government International Bond,
7.88%, 01/23/28 (f)	$21,200,000		20,961,712
10.75%, 03/28/22 - 01/31/29 (f)	3,062,000		3,439,126
Egypt Government International Bond,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
5.88%, 06/11/25 (f),(k)	$8,000,000		$8,154,160
6.13%, 01/31/22 (f)	6,600,000		6,804,138
6.20%, 03/01/24 (d),(k)	2,250,000		2,342,048
6.59%, 02/21/28 (f)	9,400,000		9,481,028
6.88%, 04/30/40 (f),(k)	2,500,000		2,384,750
7.60%, 03/01/29 (d)	4,350,000		4,586,423
7.90%, 02/21/48 (d),(f)	60,200,000		60,948,165
8.50%, 01/31/47 (f)	13,200,000		13,975,078
8.70%, 03/01/49 (d),(k)	1,700,000		1,827,500
Export Credit Bank of Turkey,
4.25%, 09/18/22 (f)	400,000		374,306
5.38%, 10/24/23 (f)	1,000,000		945,604
6.13%, 05/03/24 (f)	9,800,000		9,409,568
France Government Bond OAT REG S, 0.10%, 03/01/25 (c),(f)	€12,125,538		14,722,857
French Republic Government Bond OAT, 0.10%, 03/01/28 (c),(f)	€23,121,978		28,673,850
Goldman Sachs International,
0.00%, 10/03/19 (g)	306,000,000	EGP	17,575,709
MTN, 0.00%, 09/30/19 (g)	1,004,413,000	NGN	2,712,131
HSBC Bank PLC,
0.00%, 07/11/19 - 09/26/19 (d),(g)	469,950,000		27,529,984
MTN, 0.00%, 11/07/19 (d),(g)	100,000,000	EGP	5,641,869
HSBC Holdings PLC, 6.77%, 05/23/23 (h),(k)	$50,000,000		49,916,000
Indonesia Government International Bond, 4.45%, 02/11/24	1,335,000		1,417,582
Iraq International Bond,
5.80%, 01/15/28 (f)	118,550,000		116,560,257
6.75%, 03/09/23 (f),(k)	1,200,000		1,231,260
Japan Treasury Discount Bill, 0.00%, 07/29/19 (c)	¥4,700,000,000		43,598,320
Jordan Government International Bond, 7.38%, 10/10/47 (f)	$8,300,000		8,544,020
Kingdom of Jordan, 7.38%, 10/10/47 (f)	12,200,000		12,558,680
Merit Holdings, Inc., 3.25%, 06/26/20 (c),(e),(h),(o)	€32,000,000		36,701,191
Nigeria Government International Bond,
7.14%, 02/23/30 (d),(f),(k)	$30,300,000		30,635,966
7.63%, 11/21/25 (d),(f)	36,022,000		39,310,376
8.75%, 01/21/31 (d)	8,400,000		9,345,924
MTN, 7.63%, 11/28/47 (f)	33,900,000		33,777,282
Paraguay Government International Bond, 4.63%, 01/25/23 (f)	5,367,000		5,635,404
Republic of South Africa Government Bond, 10.50%, 12/21/26	214,966,909	ZAR	17,247,718
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$5,508,000		5,595,467
Russian Federal Bond - OFZ, 7.25%, 05/10/34	1,810,304,000	RUB	28,199,361
Russian Foreign Bond - Eurobond,
4.50%, 04/04/22 (f)	$9,800,000		10,204,250
5.00%, 04/29/20 (f)	2,800,000		2,850,982
5.10%, 03/28/35	1,600,000		1,738,502
Saudi Government International Bond,
5.25%, 01/16/50 (f)	5,193,000		5,902,260
MTN, 2.38%, 10/26/21 (f)	5,930,000		5,919,207
Turkey Government International Bond,
5.63%, 03/30/21	2,130,000		2,159,765
5.75%, 03/22/24 - 05/11/47 (k)	25,497,000		23,972,167
6.13%, 10/24/28	58,900,000		55,513,250
7.00%, 06/05/20	8,364,000		8,552,692
7.25%, 12/23/23 (k)	26,100,000		26,964,693
Ukraine Government International Bond,
7.38%, 09/25/32 (f)	63,700,000		62,566,140
7.75%, 09/01/20 - 09/01/23 (f),(k)	48,200,000		50,612,852
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/26 (c),(f)	£34,280,408		51,965,945
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20 (f)	$2,962,000		2,971,395

TOTAL SOVEREIGN DEBT (COST $1,080,165,877)			1,104,241,154

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 27.8%
Europe — 0.8%
Collateralized Mortgage Obligation (Residential) — 0.2%
JEPSON,
Series 2019-1, Class D, 1 mo. EURIBOR + 1.50%, 1.10%, 11/24/57 (c),(e)	€2,058,000	$2,309,150
Series 2019-1, Class E, 1 mo. EURIBOR + 1.50%, 1.10%, 11/24/57 (c),(e)	€1,929,000	2,077,379
Mulcair Securities DAC,
Series 1 SEQ, Class D, 1 mo. USD LIBOR + 1.50%, 1.20%, 04/24/71 (c),(e),(f)	€4,636,000	5,125,989
Series 1 SEQ, Class E, 1 mo. USD LIBOR + 1.50%, 1.20%, 04/24/71 (c),(e),(f)	€2,461,000	2,702,136

		12,214,654

Commercial Mortgage-Backed Securities — 0.1%
Cold Finance plc,
Series 1, Class C, 3 mo. BP LIBOR + 1.95%, 1.00%, 08/20/29 (c),(e),(f)	£1,116,000	1,417,378
Series 1, Class D, 3 mo. BP LIBOR + 2.50%, 1.00%, 08/20/29 (c),(e),(f)	£3,675,000	4,667,442
Series 1, Class E, 3 mo. BP LIBOR + 3.55%, 1.00%, 08/20/29 (c),(e),(f)	£3,763,000	4,779,206

		10,864,026

Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (c),(d),(e),(h)	€36,701,974	52,167
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (c),(d),(e),(k)	€36,701,974	41,775,555

		41,827,722

Total Europe		64,906,402

North America — 27.0%
Collateralized Mortgage Obligation (Residential) — 16.1%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 6.70%, 07/25/25 (a),(c),(d),(e)	$89,733	89,754
Series 2017-1, Class M2, 5.75%, 10/25/27 (a),(c),(d),(e)	7,962,000	8,286,404
Series 2018-2A, Class B1, 5.05%, 08/25/28 (a),(c),(d),(e)	250,000	258,514
Series 2019-1A, Class B1, 6.40%, 03/25/29 (a),(c),(d),(e)	331,000	332,192
Series 2019-1A, Class M2, 5.10%, 03/25/29 (a),(c),(d),(e)	1,460,000	1,465,256
Series 2019-2A, Class M2, 5.50%, 04/25/29 (a),(c),(d),(e)	12,346,000	12,425,200
Cascade Funding Mortgage Trust ,4.000%, 06/25/69 (c),(d),(e)	709,000	660,129
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 2.74%, 05/25/37 (a),(c),(e)	692,791	661,231
Connecticut Avenue Securities,
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 8.10%, 04/25/28 (c),(e),(k)	11,054,737	12,273,522
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 8.30%, 10/25/28 (a),(c),(e)	2,683,809	2,952,351
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.85%, 01/25/29 (a),(c),(e)	6,770,591	7,206,279
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 4.80%, 04/25/31 (a),(c),(d),(e),(k)	23,385,000	23,655,401
Series 2019-R01, Class 2M2, 4.85%, 07/25/31 (c),(d),(e),(k)	18,619,000	18,833,845
Series 2019-R02, Class 1M2, 4.70%, 08/25/31 (a),(c),(d),(e)	18,063,000	18,213,103
Series 2019-R03, Class 1M2, 4.55%, 09/25/31 (a),(c),(d),(e)	6,341,000	6,374,163
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (a),(c)	697,368	704,039
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (a),(c)	773,752	752,823
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.87%, 04/25/36 (a),(c),(e)	1,978	2,004
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + ..16%, 2.56%, 11/25/36 (a),(c),(e)	16,744	16,794
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.15%, 4.54%, 05/15/36 (a),(d),(e)	10,952,574	10,944,666
Eagle RE Ltd., Series 2019-1, Class M2, 5.70%, 04/25/29 (a),(c),(d),(e)	8,674,000	8,802,514
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.67%, 09/25/45 (a),(c),(e)	866,000	868,914
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 7.40%, 12/25/28 (a),(c),(e)	1,784,000	1,958,083
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 6.20%, 03/25/29 (a),(c),(e)	1,500,000	1,591,002
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 6.25%, 03/25/29 (a),(c),(e)	7,794,000	8,304,562
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 6.30%, 04/25/29 (a),(c),(e)	18,497,000	19,739,776
Series 2017-DNA, Class M2, 1 mo. USD LIBOR + 3.25%, 5.65%, 07/25/29 (a),(c),(e)	1,388,000	1,464,604

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-DNA2, Class M2, 1 mo. USD LIBOR + 3.45%, 5.85%, 10/25/29 (a),(c),(e),(k)	$2,607,000	$2,779,740
Series 2017-DNA3, Class M2, 4.90%, 03/25/30 (a),(c),(e)	4,838,000	4,946,758
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 5.95%, 08/25/29 (a),(c),(e)	13,755,000	14,665,306
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 5.05%, 12/25/29 (a),(c),(e)	21,703,000	22,188,778
Series 2017-HQA3, Class M2, 4.75%, 04/25/30 (a),(c),(e)	2,926,000	2,959,327
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (a),(c),(d),(e)	284,000	278,547
Series 2018-DNA1, Class M2, 4.20%, 07/25/30 (a),(c),(e),(k)	31,495,000	31,329,998
Series 2018-DNA1, Class M2B, 4.20%, 07/25/30 (a),(c),(e)	2,425,000	2,365,340
Series 2018-HQA1, Class M2, 4.70%, 09/25/30 (a),(c),(e)	9,749,000	9,779,583
Series 2019-DNA1, Class M2, 5.05%, 01/25/49 (c),(d),(e),(k)	3,359,000	3,439,448
Series 2019-DNA2, Class M2, 4.85%, 03/25/49 (a),(c),(d),(e)	3,750,000	3,801,300
Series 2019-HQA1, Class M2, 4.75%, 02/25/49 (a),(c),(d),(e)	6,470,000	6,530,365
Federal National Mortgage Association,
4.00%, 07/01/49 (c),(n)	201,700,000	208,811,402
4.50%, 07/01/49 (c),(n)	63,500,000	66,352,483
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.65%, 04/25/29 (a),(c),(e)	40,655,000	43,864,306
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.75%, 05/25/29 (a),(c),(e)	29,261,698	31,097,869
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 5.95%, 07/25/29 (a),(c),(e)	27,530,000	29,122,913
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 6.05%, 09/25/29 (c),(e),(k)	26,653,000	28,336,137
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.40%, 10/25/29 (a),(c),(e)	23,453,000	24,467,835
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 5.25%, 11/25/29 (a),(c),(e)	41,623,000	42,878,017
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.60%, 01/25/30 (a),(c),(e)	34,086,000	34,416,225
Series 2017-C06, Class 1M2, 5.05%, 02/25/30 (a),(c),(e)	20,331,000	20,897,422
Series 2017-C06, Class 2M2, 5.20%, 02/25/30 (c),(e),(k)	34,109,000	35,109,280
Series 2017-C07, Class 1M2, 4.80%, 05/28/30 (a),(c),(e)	8,593,000	8,731,639
Series 2018-C01, Class 1M2, 4.65%, 07/25/30 (a),(c),(e),(k)	73,751,000	74,597,956
Series 2018-C02, Class 2M2, 4.60%, 08/25/30 (a),(c),(e)	8,357,000	8,393,813
Series 2018-C03, Class 1M2, 4.55%, 10/25/30 (a),(c),(e)	32,792,000	33,011,051
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.95%, 12/25/30 (a),(c),(e),(k)	39,731,000	40,219,294
Series 2018-C05, Class 1M2, 4.75%, 01/25/31 (a),(c),(e),(k)	30,588,000	30,857,817
Series 2018-C06, Class 1M2, 4.40%, 03/25/31 (a),(c),(e)	9,340,000	9,373,699
Series 2018-C06, Class 2M2, 4.50%, 03/25/31 (a),(c),(e)	3,247,000	3,246,993
FHLMC, Series 2015-DNA2, Class M3, 1 mo. USD LIBOR + 3.90%, 6.30%, 12/25/27 (c),(e)	2,500,000	2,634,176
FNMA,
3.50%, 07/01/49 (c),(n)	17,000,000	17,386,478
Series 2019-R04, Class 2B1, 1 mo. USD LIBOR + 5.25%, 7.65%, 06/25/39 (c),(d),(e)	4,631,000	4,725,602
Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.70%, 10/25/48 (c),(d),(e),(k)	31,678,000	31,815,989
GNMA, 4.50%, 07/01/49 (c),(n)	47,150,000	49,157,553
GS Mortgage Securities Trust,
1.23%, 07/10/52 (c),(e)	12,909,000	1,073,603
1.30%, 07/10/52 (c),(e),(d)	2,219,000	224,911
Series 2014-GC20, Class C, 5.13%, 04/10/47 (c),(e)	1,203,000	1,259,231
Home RE Ltd.,
Series 2018-1, Class M2, 5.43%, 10/25/28 (a),(c),(d),(e)	21,988,000	22,049,368
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.25%, 5.65%, 05/25/29 (a),(c),(d),(e)	13,175,000	13,179,071
Homeward Opportunities Fund, Series 2019-HOF, 4.80%, 01/25/59 (c),(d),(e)	1,136,000	1,142,919
LHOME Mortgage Trust,
Series 2019-RTL1, Class M, 6.90%, 10/25/23 (c),(d)	571,000	576,116
Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (c),(d),(e)	905,000	911,405
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 12 mo. USD LIBOR + 2.70%, 5.21%, 04/25/49 (c),(d),(e)	831,000	843,727
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 6.40%, 04/25/27 (a),(c),(d),(e),(k)	7,682,222	7,889,558
Radnor RE Ltd.,
Series 2018-1, Class M2, 5.10%, 03/25/28 (a),(c),(d),(e)	401,000	402,513
Series 2019-1, Class M2, 5.60%, 02/25/29 (a),(c),(d),(e)	12,445,000	12,569,139
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (a),(c)	1,174,958	1,175,627
Sequoia Mortgage Trust, 4.27%, 06/25/49 (c),(d),(e)	306,000	260,590
Series 2017-7, Class B4, 3.77%, 10/25/47 (a),(c),(d),(e)	773,000	602,510
Series 2018-2, Class B4, 3.77%, 02/25/48 (a),(c),(d),(e)	834,132	659,308
Series 2018-3, Class B4, 3.78%, 03/25/48 (a),(c),(d),(e)	642,000	500,787

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-5, Class B4, 3.96%, 05/25/48 (a),(c),(d),(e)	$649,000	$520,087
Series 2018-8, Class B4, 4.33%, 11/25/48 (a),(c),(d),(e)	693,000	596,579
Series 2019-1, Class B4, 4.43%, 02/25/49 (a),(c),(d),(e)	319,000	275,225
STACR Trust,
Series 2018-DNA2, Class M2, 4.55%, 12/25/30 (a),(c),(d),(e)	22,440,000	22,439,955
Series 2018-DNA3, Class M2, 4.50%, 09/25/48 (a),(c),(d),(e),(k)	18,379,000	18,379,000
Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 6.15%, 04/25/43 (c),(d),(e)	2,175,000	2,234,095
Series 2018-HRP1, Class M2, 4.05%, 04/25/43 (a),(c),(d),(e)	795,557	798,821
Series 2018-HRP2, Class B1, 6.60%, 02/25/47 (c),(d),(e),(k)	3,887,000	3,996,660
Series 2018-HRP2, Class B2, 12.90%, 02/25/47 (a),(c),(d),(e)	4,121,000	4,416,880
Series 2018-HRP2, Class M3, 4.80%, 02/25/47 (c),(d),(e),(k)	7,227,000	7,376,238
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (c),(d),(e)	930,000	949,772
Structured Agency Credit Risk, Series 2015-DN1, Class M3, 1 mo. USD LIBOR + 4.15%, 6.55%, 01/25/25 (a),(c),(e)	3,418,175	3,556,474
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (c),(d),(e)	1,037,000	1,048,275
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (c),(d)	271,000	272,735

		1,285,588,743

Commercial Mortgage-Backed Securities — 10.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 5.22%, 09/15/34 (a),(c),(d),(e)	8,000,000	8,040,688
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.49%, 04/15/35 (a),(c),(d),(e)	7,000,000	7,052,346
Banc of America Commercial Mortgage Trust,
Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (e),(k)	7,929,350	7,914,752
Series 2007-3, Class F, 5.85%, 06/10/49 (a),(d),(e)	2,331,978	2,342,983
Series 2007-4, Class G, 6.06%, 02/10/51 (a),(d),(e)	1,941,353	2,024,880
Series 2016-UB10, Class D, 3.00%, 07/15/49 (d),(k)	9,208,723	8,095,213
Banc of America Merrill Lynch Mortgage Trust,
1 mo. USD LIBOR + 2.50%, 4.89%, 03/15/34 (d),(e),(k)	8,757,897	8,756,408
1 mo. USD LIBOR + 3.20%, 5.59%, 03/15/34 (a),(c),(d),(e)	3,500,000	3,499,405
Bank, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (a),(c)	4,200,000	4,444,642
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 5.39%, 08/15/27 (a),(c),(d),(e)	2,084,912	2,085,027
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 6.14%, 08/15/27 (a),(c),(d),(e)	1,546,000	1,545,680
Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 4.79%, 07/15/37 (a),(d),(e),(k)	11,724,843	11,724,843
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (a),(d),(e)	8,540,708	8,598,435
Series 2006-PW13, Class B, 5.66%, 09/11/41 (a),(d),(e)	1,263	1,265
Series 2006-PW13, Class D, 5.75%, 09/11/41 (a),(d),(e)	2,022,991	2,040,810
Series 2006-PW14, Class C, 5.37%, 12/11/38 (d),(k)	2,654,289	2,658,512
Series 2006-T22, Class G, 5.92%, 04/12/38 (a),(d),(e)	3,356,648	3,424,429
Series 2007-PW16, Class C, 5.93%, 06/11/40 (a),(d),(e)	4,556,237	4,647,466
Series 2007-PW18, Class B, 6.69%, 06/11/50 (a),(d),(e)	6,394,786	6,458,625
Series 2007-T26, Class AM, 5.51%, 01/12/45 (a),(e)	884,604	894,396
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (a),(c)	5,000,000	5,435,025
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 4.29%, 07/15/35 (a),(c),(d),(e)	3,000,000	2,994,375
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.05%, 4.44%, 11/15/35 (a),(c),(d),(e)	7,999,418	8,014,417
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 5.54%, 07/15/34 (a),(d),(e)	9,738,285	9,750,633
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.64%, 07/15/34 (a),(c),(d),(e)	3,400,000	3,403,947
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 4.37%, 09/15/37 (d),(e),(k)	12,268,100	12,156,951
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.81%, 05/15/35 (a),(c),(d),(e)	2,500,000	2,517,135
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 5.39%, 11/15/34 (a),(c),(d),(e)	5,000,000	5,026,545
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.50%, 10/15/34 (a),(c),(d),(e)	6,000,000	6,159,780
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 4.94%, 12/15/37 (a),(c),(d),(e)	5,000,000	5,007,810
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29 (a),(d),(e)	626,142	640,913
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (a),(c)	3,800,000	4,006,146

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class D, 4.36%, 11/10/49 (a),(c),(d),(e)	$3,266,000	$3,057,593
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.15%, 4.54%, 07/15/32 (a),(c),(d),(e)	4,773,000	4,773,000
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 5.54%, 02/15/37 (a),(d),(e)	6,289,051	6,304,906
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.91%, 07/25/37 (a),(c),(e)	114,219	116,841
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 1 mo. USD LIBOR + 2.35%, 4.75%, 06/15/34 (c),(d),(e)	7,000,000	7,000,000
CHT Mortgage Trust,
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 5.39%, 11/15/36 (a),(c),(d),(e)	4,679,000	4,670,227
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 6.14%, 11/15/36 (a),(c),(d),(e)	8,000,000	7,972,504
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (a),(c)	302,450	310,437
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.40%, 03/15/49 (a),(e)	1,509,575	1,544,300
Series 2014-GC25, Class D, 3.55%, 10/10/47 (c),(d)	8,000,000	7,629,600
Series 2015-GC27, Class D, 4.57%, 02/10/48 (d),(e),(k)	8,766,828	8,138,036
Series 2015-GC29, Class D, 3.11%, 04/10/48 (a),(c),(d),(k)	4,286,000	3,926,160
Series 2015-GC31, Class D, 4.19%, 06/10/48 (a),(c),(e)	1,850,000	1,738,523
Series 2015-GC35, Class D, 3.24%, 11/10/48 (k)	11,749,031	9,985,454
Series 2016-C3, Class D, 3.00%, 11/15/49 (a),(c),(d)	1,826,000	1,501,436
Series 2016-P4, Class D, 4.13%, 07/10/49 (a),(d),(e)	3,346,039	3,152,320
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (a),(c)	2,060,000	2,259,853
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class C, 5.65%, 04/15/47 (a),(e)	1,574,869	1,583,607
Series 2007-C3, Class B, 5.80%, 05/15/46 (a),(e)	8,359,997	8,276,397
COMM Mortgage Trust,
Series 2013-CR12, Class C, 5.25%, 10/10/46 (e),(k)	4,349,996	4,598,015
Series 2015-LC19, Class D, 2.87%, 02/10/48 (d),(k)	7,000,000	6,444,074
Series 2015-PC1, Class C, 4.59%, 07/10/50 (e),(k)	5,022,634	5,202,992
Commercial Mortgage Trust,
Series 2014-CR17, Class D, 5.02%, 05/10/47 (d),(e),(k)	6,737,301	6,788,592
Series 2015-CR22, Class E, 3.00%, 03/10/48 (c),(d)	702,000	574,812
Series 2015-CR23, Class D, 4.39%, 05/10/48 (a),(c),(e)	2,247,000	2,221,897
Series 2015-CR23, Class E, 3.23%, 05/10/48 (c),(d)	4,668,000	3,912,816
Series 2015-CR25, Class D, 3.95%, 08/10/48 (c),(e)	217,000	188,376
Series 2015-CR27, Class D, 3.62%, 10/10/48 (c),(d),(e)	2,955,000	2,840,848
Series 2015-DC1, Class D, 4.49%, 02/10/48 (d),(e),(k)	18,908,641	17,673,056
Series 2015-LC21, Class D, 4.44%, 07/10/48 (c),(e)	1,010,000	992,166
Commerical Mortgage Trust, Series 2014-UBS3, Class D, 4.94%, 06/10/47 (a),(d),(e)	4,691,174	4,553,812
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 4.74%, 12/15/31 (a),(c),(d),(e)	6,358,000	6,369,921
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (a),(e)	578,256	583,846
Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 4.64%, 08/15/35 (d),(e),(k)	9,531,284	9,555,055
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.34%, 06/15/57 (a),(c),(e)	1,282,000	1,100,988
Series 2015-C3, Class C, 4.50%, 08/15/48 (e),(k)	2,074,266	2,015,456
Series 2015-C3, Class D, 3.50%, 08/15/48 (c),(e),(k)	3,139,000	2,526,848
Series 2015-C4, Class F, 3.50%, 11/15/48 (c),(d),(e)	5,568,000	4,512,285
Series 2018-CX11, Class D, 2.75%, 04/15/51 (c),(d),(e)	604,000	524,761
FREMF Mortgage Trust,
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (c),(d),(e)	119,000	115,751
Series 2018-K154, Class B, 4.16%, 11/25/32 (c),(d),(e)	2,477,000	2,284,619
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (a),(e)	15,316,597	13,019,107
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.57%, 12/10/30 (a),(c),(d),(e)	1,000,000	1,004,126
Series 2017-GS8, Class A4, 3.47%, 11/10/50 (a),(c)	5,700,000	5,987,423
Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(c),(d),(e)	5,000,000	5,005,535
GS Mortgage Securities Corp. Trust,
Series 2018-FBLU, Class E, 1 mo. USD LIBOR + 2.75%, 5.14%, 11/15/35 (a),(c),(d),(e)	4,000,000	4,000,000
Series 2018-FBLU, Class F, 1 mo. USD LIBOR + 3.25%, 5.64%, 11/15/35 (a),(c),(d),(e)	8,000,000	7,980,000
GS Mortgage Securities Trust,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-GC12, Class D, 4.59%, 06/10/46 (a),(d),(e),(k)	$11,719,727	$11,356,662
Series 2014-GC20, Class D, 5.13%, 04/10/47 (c),(d),(e)	1,199,911	1,074,917
Series 2014-GC24, Class C, 4.67%, 09/10/47 (c),(e)	303,000	280,439
Series 2016-GS2, Class D, 2.75%, 05/10/49 (c),(d)	1,415,000	1,281,715
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(d)	1,593,000	1,408,762
Series 2018-HART, Class D, 1 mo. USD LIBOR + 2.20%, 4.59%, 10/15/31 (d),(e),(k)	2,210,215	2,207,379
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 5.39%, 05/15/38 (a),(c),(d),(e)	4,500,000	4,460,625
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 5.04%, 12/15/34 (a),(c),(d),(e)	5,202,000	5,234,320
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (c),(d),(e)	21,010,000	20,817,948
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (c),(d),(e)	625,000	618,754
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust, Series 2018-MINN, Class E, 1 mo. USD LIBOR + 2.75%, 4.94%, 11/15/35 (a),(c),(d),(e)	6,000,000	5,993,100
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 5.39%, 06/15/35 (a),(c),(d),(e)	2,453,879	2,473,770
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 4.89%, 05/15/34 (c),(d),(e)	3,258,000	3,257,993
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.93%, 01/12/38 (a),(d),(e)	4,065,178	4,144,042
Series 2005-CB13, Class AJ, 5.81%, 01/12/43 (e),(k)	6,150,665	6,221,219
Series 2005-LDP2, Class G, 5.63%, 07/15/42 (a),(d),(e)	9,763,593	9,750,900
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (e),(k)	14,281,538	14,347,233
Series 2007-CB20, Class D, 6.39%, 02/12/51 (a),(d),(e)	1,284,184	1,299,667
Series 2010-C1, Class B, 5.95%, 06/15/43 (d),(k)	2,726,593	2,796,170
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 4.53%, 10/15/32 (d),(e),(k)	4,486,458	4,487,463
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.39%, 02/15/35 (a),(c),(d),(e)	8,000,000	8,062,248
Series 2018-PHH, Class E, 1 mo. USD LIBOR + 2.41%, 4.80%, 06/15/35 (a),(d),(e)	5,209,807	5,248,792
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class C, 4.36%, 10/15/48 (e),(k)	9,726,355	9,977,898
Series 2015-C28, Class D, 3.86%, 10/15/48 (a),(c),(d),(e)	5,074,000	4,609,937
Series 2015-C29, Class D, 3.79%, 05/15/48 (c),(e)	112,000	94,734
Series 2015-C30, Class C, 4.41%, 07/15/48 (c),(e),(k)	11,768,000	12,148,271
Series 2015-C30, Class D, 3.91%, 07/15/48 (a),(c),(e)	4,509,500	4,198,115
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D, 3.55%, 06/15/49 (d),(e)	1,381,129	1,228,846
Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (a),(c)	4,950,000	5,205,781
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJ, 6.09%, 07/15/44 (a),(e)	1,352,865	1,364,770
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + ..35%, 2.74%, 07/15/44 (a),(d),(e)	3,665,091	3,621,476
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.28%, 04/15/41 (a),(e)	3,572,240	3,672,263
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class H, 5.97%, 02/15/40 (a),(d),(e)	947,917	955,863
Series 2006-C1, Class C, 5.34%, 02/15/41 (a),(e)	7,680,821	7,602,477
Series 2006-C4, Class G, 6.36%, 06/15/38 (a),(d),(e)	847,819	850,362
Series 2007-C1, Class F, 5.61%, 02/15/40 (a),(e)	3,129,280	3,059,466
Series 2007-C6, Class AJ, 6.49%, 07/15/40 (a),(e),(k)	27,974,364	28,116,194
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.85%, 8.24%, 09/15/28 (a),(c),(d),(e)	7,337,715	7,410,967
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.27%, 04/20/48 (a),(c),(d),(e)	3,194,000	2,606,371
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.78%, 05/12/39 (a),(e)	1,149,278	1,151,347
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AMFL, 1 mo. USD LIBOR + .23%, 2.67%, 06/12/50 (a),(d),(e)	22,883	22,847
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c),(d)	3,415,000	3,383,462
Series 2014-C15, Class E, 5.07%, 04/15/47 (a),(c),(d),(e)	5,000,000	5,010,215
Series 2014-C15, Class D, 5.07%, 04/15/47 (a),(c),(d),(e)	2,270,000	2,331,292
Series 2014-C16, Class C, 4.93%, 06/15/47 (e),(k)	3,382,037	3,484,347
Series 2015-C20, Class D, 3.07%, 02/15/48 (a),(c),(d)	3,529,000	3,301,330
Series 2015-C21, Class D, 4.30%, 03/15/48 (a),(c),(d),(e)	4,754,000	4,371,764
Series 2015-C22, Class D, 4.38%, 04/15/48 (c),(d),(e)	870,000	802,619
Series 2016-C29, Class D, 3.00%, 05/15/49 (a),(c),(d)	2,517,000	2,042,271
Series 2016-C30, Class D, 3.00%, 09/15/49 (a),(c),(d),(e)	1,323,000	1,113,135
Series 2016-C32, Class D, 3.40%, 12/15/49 (a),(c),(d),(e)	991,000	836,510

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (a),(c)	$2,907,303	$3,079,285
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class B, 4.86%, 07/15/56 (a)	2,956,689	2,953,141
Series 2005-T19, Class H, 5.89%, 06/12/47 (a),(d),(e)	3,729,457	3,782,415
Series 2006-HQ8, Class D, 5.79%, 03/12/44 (a),(e)	1,480,202	1,489,619
Series 2006-HQ9, Class E, 5.90%, 07/12/44 (a),(e)	2,235,276	2,245,558
Series 2006-IQ11, Class B, 6.38%, 10/15/42 (a),(e)	10,245	10,184
Series 2007-IQ15, Class B, 6.15%, 06/11/49 (c),(d),(e)	1,012,586	1,019,978
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (a),(e)	11,005,448	11,139,715
Series 2016-UB12, Class D, 3.31%, 12/15/49 (a),(c),(d)	1,761,000	1,452,910
Series 2017-JWDR, Class E, 1 mo. USD LIBOR + 3.05%, 5.44%, 11/15/34 (a),(c),(d),(e)	8,000,000	8,064,536
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 5.64%, 08/15/34 (a),(d),(e),(k)	13,393,019	13,466,681
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class E, 1 mo. USD LIBOR + 2.25%, 4.64%, 11/15/34 (a),(d),(e)	2,196,444	2,196,435
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 5.08%, 04/15/32 (c),(d),(e)	1,741,000	1,737,405
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (a),(c),(d)	6,907,000	6,791,328
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 5.16%, 05/27/23 (c),(d),(e),(k)	9,776,666	9,804,540
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (c),(d)	1,173,000	1,178,904
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (c),(d)	339,000	327,182
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (c),(d)	121,000	117,378
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (c),(d)	1,648,000	1,564,458
Series RR Trust, 0.00%, 04/26/48 (c)	3,595,000	2,641,847
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.00%, 10/10/48 (c),(d),(e)	295,000	285,864
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 5.39%, 01/15/35 (c),(d),(e)	4,158,000	4,181,189
Structured Agency Credit Risk,
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 11.20%, 03/25/28 (a),(c),(e),(o)	3,375,261	4,136,946
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 7.20%, 05/25/28 (a),(c),(e)	5,130,000	5,619,925
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.95%, 07/25/28 (c),(e),(k)	14,812,252	16,725,699
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.75%, 09/25/28 (a),(c),(e)	4,205,000	4,799,167
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 7.55%, 11/25/28 (c),(e),(k)	8,336,000	9,192,282
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class D, 5.09%, 02/15/35 (a),(c),(d),(e)	1,500,000	1,503,645
UBS Commercial Mortgage Trust, Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 6.22%, 02/15/32 (a),(c),(d),(e)	798,000	797,880
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.25%, 01/10/45 (a),(d),(e)	4,327,496	4,273,675
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class E, 5.29%, 10/15/44 (a),(d),(e)	2,233,150	2,043,332
Series 2006-C28, Class D, 5.72%, 10/15/48 (a),(e)	8,345,386	8,326,191
Series 2006-C29, Class C, 5.44%, 11/15/48 (a),(e)	1,212,012	1,213,466
Series 2007-C34, Class E, 6.38%, 05/15/46 (a),(e)	2,736,271	2,779,230
Waldorf Astoria Boca Raton Trust, Series 2019-WBM, Class E, 5.07%, 12/15/33 (a),(c),(d),(e)	5,000,000	4,991,460
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class D, 3.59%, 02/15/48 (c),(d),(k)	14,815,912	13,962,427
Series 2015-C27, Class D, 3.77%, 02/15/48 (a),(c),(d)	6,903,000	6,104,426
Series 2015-C30, Class D, 4.65%, 09/15/58 (c),(d),(e)	147,000	149,034
Series 2015-C31, Class D, 3.85%, 11/15/48 (a),(c)	3,546,000	3,194,177
Series 2015-LC20, Class D, 4.51%, 04/15/50 (a),(c),(d),(e)	3,000,000	2,983,977
Series 2015-LC20, Class E, 2.63%, 04/15/50 (c),(d)	1,312,000	992,360
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (a),(c),(e)	9,557,000	10,014,169
Series 2015-NXS4, Class E, 3.75%, 12/15/48 (a),(c),(d),(e)	2,629,000	2,290,740
Series 2016-C34, Class C, 5.20%, 06/15/49 (a),(e),(k)	7,139,495	7,714,524
Series 2016-C34, Class D, 5.20%, 06/15/49 (a),(d),(e),(k)	5,186,903	4,883,091
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(d)	4,253,000	3,802,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (a),(c)	716,538	722,628
WFRBS Commercial Mortgage Trust,
Series 2013-C18, Class D, 4.85%, 12/15/46 (a),(c),(d),(e)	6,348,000	6,354,678
Series 2014-C19, Class D, 4.23%, 03/15/47 (c),(d)	325,000	305,142

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C24, Class C, 4.29%, 11/15/47 (a),(e)	$1,473,476	$1,475,450
Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(d),(e)	5,695,908	5,356,255

		825,521,041

Interest Only Collateralized Mortgage Obligations — 0.6%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class XA, 0.97%, 10/15/34 (c),(d),(e)	177,000	4,453
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, 1.24%, 04/10/48 (c),(e),(k)	13,786,231	620,132
Series 2015-GC27, Class XA, 1.52%, 02/10/48 (c),(e)	16,721,239	982,841
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.29%, 08/10/47 (a),(c),(e)	18,448,206	852,750
Series 2014-UBS5, Class XA, 1.15%, 09/10/47 (a),(c),(e)	3,416,981	128,229
Series 2015-CR23, Class XA, 1.08%, 05/10/48 (a),(c),(e)	12,008,537	434,637
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.93%, 06/15/57 (a),(c),(e)	39,101,070	1,384,491
Series 2015-C3, Class XA, 0.96%, 08/15/48 (c),(e),(k)	117,291,558	3,831,563
DBJPM Mortgage Trust, Series 2016-SFC, Class XA, 0.59%, 08/10/36 (c),(d),(e)	22,046,396	709,255
Federal Home Loan Mortgage Corp.,
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (c),(e)	23,570,287	557,367
Series 2019-ML05, Class XUS, 0.47%, 01/25/36 (c),(e)	21,018,269	953,305
Series K-1510, Class X3, 3.40%, 01/25/37 (c),(e)	5,140,000	1,810,807
Series K071, Class X1, 0.42%, 11/25/27 (c),(e)	89,553,620	1,984,956
Series K089, Class X3, 2.37%, 01/25/46 (c),(e)	7,963,000	1,429,199
Series K151, Class X1, 0.56%, 04/25/30 (c),(e)	36,683,159	1,237,029
Series K154, Class X1, 0.45%, 11/25/32 (c),(e)	33,569,375	1,063,041
Series KLU1, Class X3, 3.97%, 01/25/31 (c),(e)	19,635,196	4,243,107
Series KW08, Class X3, 3.29%, 10/25/31 (c),(e)	6,701,000	1,571,619
Series KG01, Class X3, 3.12%, 05/25/29 (c),(e)	9,477,000	2,316,861
Series KC04, Class X1, 1.25%, 12/25/26 (c),(e)	69,301,000	4,841,714
Series K049, Class X3, 1.60%, 10/25/43 (c),(e)	2,177,000	174,976
Series K061, Class X1, 0.30%, 11/25/26 (c),(e)	18,013,361	238,227
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.94%, 07/10/48 (c),(e),(k)	23,039,989	840,384
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.68%, 07/15/48 (c),(e),(k)	47,198,537	1,298,951
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.23%, 04/15/48 (c),(e),(k)	18,672,871	832,810
Series 2015-C23, Class XA, 0.81%, 07/15/50 (c),(e),(k)	54,790,007	1,396,378
Series 2015-C25, Class XA, 1.26%, 10/15/48 (c),(e),(k)	35,666,138	1,792,937
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.28%, 10/10/36 (c),(d),(e)	22,467,000	213,010
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.23%, 12/15/47 (c),(e),(k)	41,304,046	1,791,109
Series 2015-C29, Class XA, 0.82%, 06/15/48 (c),(e),(k)	118,491,392	3,757,717
Series 2016-C32, Class XA, 1.47%, 01/15/59 (c),(e),(k)	37,429,116	2,410,772

		45,704,627

Total North America		2,156,814,411

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,183,167,104)		2,221,720,813

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.7%
North America — 0.7%
Interest Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage Association,
Series 2018-93, Class SA, 3.82%, 07/20/48 (a),(c),(e)	7,886,863	1,250,675
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 4.25%, 12/20/41 (a),(c),(e)	5,434,952	1,234,055
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 3.72%, 08/20/42 (a),(c),(e)	5,563,947	1,142,117
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 3.22%, 08/20/44 (a),(c),(e)	3,552,697	568,868
Series 2015-148, Class SL, 3.20%, 10/20/45 (a),(c),(e)	15,687,745	2,600,149
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 3.77%, 10/20/45 (a),(c),(e)	8,695,251	1,593,431
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 3.82%, 11/20/45 (a),(c),(e)	7,908,728	1,717,847
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 3.82%, 11/20/45 (a),(c),(e)	10,923,876	2,131,150
Series 2016-5, Class QS, 3.71%, 01/20/46 (a),(c),(e)	12,516,458	2,546,962

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-101, Class SL, 1 mo. USD LIBOR + 6.20%, 3.82%, 07/20/47 (a),(c),(e)	$10,436,507	$1,888,037
Series 2017-114, Class SP, 3.72%, 07/20/47 (a),(c),(e)	7,927,422	1,396,312
Series 2017-117, Class BS, 3.82%, 08/20/47 (a),(c),(e)	6,318,783	1,154,075
Series 2017-117, Class SA, 3.82%, 08/20/47 (a),(c),(e)	7,809,965	1,596,365
Series 2017-156, Class SB, 3.82%, 10/20/47 (a),(c),(e)	8,409,858	1,653,521
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 3.77%, 04/20/47 (a),(c),(e)	7,549,645	1,491,674
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 3.82%, 05/20/47 (a),(c),(e)	7,690,366	1,475,374
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 3.82%, 05/20/47 (a),(c),(e)	16,006,457	3,041,579
Series 2018-160, Class BS, 3.77%, 11/20/48 (a),(c),(e)	40,116,392	5,259,379
Series 2018-27, Class HS, 3.82%, 02/20/48 (a),(c),(e)	4,639,378	711,653
Series 2018-48, Class SA, 3.82%, 04/20/48 (a),(c),(e)	10,191,713	2,126,909
Series 2018-54, Class AS, 3.34%, 04/20/48 (a),(c),(e)	5,855,628	813,148
Series 2018-54, Class SA, 3.87%, 04/20/48 (a),(c),(e)	17,566,883	2,766,995
Series 2018-64, Class SG, 3.82%, 05/20/48 (a),(c),(e)	5,799,258	924,535
Series 2018-65, Class PS, 3.77%, 05/20/48 (a),(c),(e)	8,903,792	1,449,377
Series 2018-78, Class AS, 3.82%, 06/20/48 (a),(c),(e)	17,260,916	2,637,830

		45,172,017

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
FREMF Mortgage Trust,
Series 2017-KF34, Class B, 1 mo. USD LIBOR + 2.70%, 5.13%, 08/25/24 (d),(e)	3,448,929	3,509,478
Series 2019-KC03, Class B, 4.51%, 01/25/26 (c),(d),(e)	3,576,000	3,673,081
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39 (c),(d),(e)	22,486,000	1,038,606

		8,221,165

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $53,267,297)		53,393,182

U.S. TREASURY OBLIGATIONS — 8.6%
North America — 8.6%
United Kingdom Gilt Inflation Linked, 0.13%, 08/10/28 (c),(f)	2,886,800	4,633,571
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (a),(c)	31,966,500	31,750,906
0.38%, 07/15/27 (a),(c)	10,702,332	10,801,821
0.50%, 01/15/28 (a),(c)	35,982,235	36,571,588
0.63%, 01/15/26 (a),(c)	9,943,010	10,181,777
0.75%, 07/15/28 (a),(c)	13,227,760	13,782,517
0.88%, 01/15/29 (a),(c)	18,409,846	19,380,160
U.S. Treasury Notes,
1.38%, 02/15/20 (a)	8,400,000	8,364,234
1.38%, 09/30/20 (a)	240,000,000	238,434,374
2.50%, 06/30/20 (a)	12,493,000	12,556,441
2.63%, 07/31/20 - 08/15/20	44,009,600	44,349,147
3.63%, 02/15/20 (a)	255,000,000	257,390,625

TOTAL U.S. TREASURY OBLIGATIONS (COST $682,928,253)		688,197,161

MUNICIPALS — 0.2%

Security Description	Shares	Value
North America — 0.2%
Puerto Rico,
GO, Series 2012 A,, 5.00%, 07/01/41 (a),(b),(l)	5,505,000	3,220,425
GO, Series 2012 A,, 5.50%, 07/01/39 (a),(b),(l)	5,945,000	3,477,825
GO, Series 2014 A,, 8.00%, 07/01/35 (a),(b),(l)	24,935,000	12,903,862

Total North America		19,602,112

TOTAL MUNICIPALS (COST $18,429,746)		19,602,112

EXCHANGE-TRADED FUNDS — 1.3%
Invesco Emerging Markets Sovereign Debt ETF (a),(c)	36,962	1,073,376
iShares Core MSCI Emerging Markets ETF (a),(c)	300,363	15,450,673

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
SPDR Dow Jones International Real Estate ETF (a),(c)	434,312	$16,829,590
Vanguard Emerging Markets Government Bond ETF (a),(c)	10,275	826,316
Vanguard FTSE Emerging Markets ETF (a),(c)	398,144	16,933,064
Vanguard Global ex-U.S. Real Estate ETF (a),(c)	444,216	26,208,744
Vanguard Real Estate ETF (a),(c)	342,721	29,953,815

TOTAL EXCHANGE-TRADED FUNDS (COST $104,381,653)		107,275,578

WARRANTS — 0.0%
ARYA Sciences Acquisition Corp. (b),(c),(o)	108,600	131,406
Gores Holdings III, Inc. (b),(c),(o)	70,667	98,934
Gores Metropoulos, Inc., A Shares (b),(c),(o)	132,130	165,162
Hennessy Capital Acquisition Corp. (b),(c),(o)	60,000	30,600
Trine Acquisition Corp. (b),(c),(o)	80,000	60,744

TOTAL WARRANTS (COST $494,504)		486,846

INVESTMENTS IN INVESTEE FUNDS — 7.6%
Europe — 0.9%
GCM Equity Master Fund LP (cost $ 68,116,416) (b),(o),(r)	1	74,653,334

Total Europe		74,653,334

North America — 6.7%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 102,850,000) (b),(o),(r)	1	107,820,285
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 250,000,000) (b),(o),(r)	2,500,000	255,900,000
GCM Equity Partners LP (cost $ 10,737,133) (b),(o),(r)	1	17,019,434
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (b),(o),(r)	125,000	150,255,000

Total North America		530,994,719

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $556,703,549)		605,648,053

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
Akzo Nobel NV	80.00 EUR	09/20/19	98	811,440	$22,199	$47,695	$25,496
Atos SE	72.59 EUR	07/19/19	98	720,496	22,731	27,302	4,571
Atos SE	74.11 EUR	07/19/19	98	720,496	26,909	18,498	(8,411)
Atos SE	75.62 EUR	09/20/19	98	720,496	40,408	37,442	(2,966)
AXA SA	23.00 EUR	08/16/19	492	1,136,520	25,417	31,329	5,912
Caixabank SA	2.90 EUR	07/19/19	4,098	1,031,876	68,225	4,660	(63,565)
Capgemini SE	110.00 EUR	08/16/19	98	1,071,630	24,535	48,475	23,940
Capgemini SE	110.00 EUR	09/20/19	98	1,071,630	22,505	61,178	38,673
Capgemini SE	120.00 EUR	09/20/19	137	1,498,095	40,585	31,624	(8,961)
Cie De Saint-Gobain	38.00 EUR	12/20/19	295	1,011,113	24,957	25,158	201
Cie De Saint-Gobain	34.00 EUR	09/20/19	394	1,350,435	36,672	70,787	34,115
Cie De Saint-Gobain	36.00 EUR	09/20/19	295	1,011,113	24,289	24,152	(137)
Cie De Saint-Gobain	38.00 EUR	09/20/19	410	1,405,275	48,953	13,520	(35,433)
Continental AG	136.00 EUR	07/19/19	98	1,256,556	23,314	10,586	(12,728)
Danone SA	75.00 EUR	09/20/19	98	730,100	19,823	21,953	2,130
Danone SA	76.00 EUR	09/20/19	98	730,100	15,105	16,827	1,722
Engie SA	14.00 EUR	09/20/19	984	1,312,656	30,949	23,497	(7,452)
Euro Stoxx 50	3,050.00 EUR	12/18/20	295	1,289,445	597,325	1,327,690	730,365
Euro Stoxx 50	3,400.00 EUR	07/19/19	274	247,696	117,014	282,590	165,576
Euro Stoxx 50	3,500.00 EUR	07/19/19	49	12,642	17,752	14,487	(3,265)
Euro Stoxx 50	3,400.00 EUR	09/20/19	298	381,738	141,612	415,098	273,486
Euro Stoxx 50	3,600.00 EUR	09/20/19	160	41,920	71,244	46,939	(24,305)
ING Groep NV	10.00 EUR	07/19/19	984	1,003,286	30,972	38,043	7,071
Koninklijke KPN NV	3.00 EUR	09/20/19	4,920	1,328,400	61,572	16,784	(44,788)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Nvidia Corp.	200.00 USD	09/20/19	137	2,249,951	$213,868	$32,332	(181,536)
On Semiconductor Corp.	19.00 USD	08/16/19	492	994,332	70,168	99,630	29,462
On Semiconductor Corp.	21.00 USD	08/16/19	394	796,274	34,983	42,946	7,963
On Semiconductor Corp.	23.00 USD	07/19/19	410	828,610	49,645	4,100	(45,545)
Prudential PLC	16.00 GBP	09/20/19	49	840,840	39,142	91,008	51,866
Prudential PLC	17.00 GBP	09/20/19	49	840,840	29,893	50,093	20,200
Prudential PLC	18.00 GBP	09/20/19	49	840,840	19,905	23,491	3,586
Publicis Groupe SA	52.00 EUR	09/20/19	295	1,369,685	41,583	16,101	(25,482)
Renault SA	59.00 EUR	07/19/19	137	757,473	20,000	7,166	(12,834)
Renault SA	60.00 EUR	07/19/19	137	757,473	21,520	5,141	(16,379)
Renault SA	60.00 EUR	09/20/19	197	1,089,213	36,319	30,017	(6,302)
Safran SA	135.00 EUR	07/19/19	49	631,365	11,152	2,953	(8,199)
Safran SA	140.00 EUR	09/20/19	49	631,365	17,040	9,361	(7,679)
SAP SE	116.00 EUR	07/19/19	98	1,183,448	23,580	52,152	28,572
Societe Generale SA	22.50 EUR	09/20/19	492	1,093,224	41,145	54,267	13,122
UniCredit SpA	10.60 EUR	07/18/19	74	800,384	46,533	36,772	(9,761)
Vodafone Group PLC	1.30 GBP	07/19/19	689	891,015	18,846	19,687	841
Vodafone Group PLC	1.35 GBP	07/19/19	410	590,400	7,547	3,905	(3,642)
Vodafone Group PLC	1.40 GBP	09/20/19	956	1,236,299	31,217	21,246	(9,971)
Wpp Plc	10.50 GBP	09/20/19	69	683,238	16,679	17,306	627

					$2,345,832	$3,275,988	$930,156

Exchange-Traded Put Options — 0.0%
Assicurazioni Generali SpA	16.00 EUR	07/18/19	98	1,622,880	$44,390	$8,525	$(35,865)
AXA SA	22.00 EUR	07/19/19	683	1,577,730	39,793	3,883	(35,910)
BNP Paribas SA	42.00 EUR	07/19/19	295	1,232,068	48,156	34,551	(13,605)
Continental AG	122.00 EUR	07/19/19	49	628,278	11,868	8,748	(3,120)
Continental AG	120.00 EUR	09/20/19	49	628,278	23,038	21,396	(1,642)
Euro Stoxx 50	3,050.00 EUR	12/18/20	295	110,330	1,156,108	526,312	(629,796)
Omnicrom Group	77.50 USD	10/18/19	197	1,614,415	59,747	41,370	(18,377)
Publicis Groupe SA	47.00 EUR	08/16/19	197	885,318	55,807	43,234	(12,573)
Publicis Groupe SA	48.00 EUR	08/16/19	295	1,369,685	97,071	85,538	(11,533)
Vodafone Group PLC	1.25 GBP	07/19/19	295	381,494	15,127	4,683	(10,444)

					$1,551,105	$778,240	$(772,865)

Total Purchased Options Outstanding					$3,896,937	$4,054,228	$157,291

Security Description	Shares	Value
SHORT-TERM INVESTMENT - MONEY MARKET FUNDS — 8.6%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, 2.11%, Institutional Class (c),(p)	930,417	930,417
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class(p)	688,892,361	688,892,361

TOTAL SHORT-TERM INVESTMENT - MONEY MARKET FUNDS — 8.6% (COST $689,822,778)		689,822,778

TOTAL INVESTMENTS IN SECURITIES — 112.9% (COST $8,807,655,613)		9,033,610,029

TOTAL SECURITIES SOLD SHORT — (19.2)% (PROCEEDS $1,522,618,343)		(1,534,868,384)

Other Assets (q) — 6.3%		503,201,586

Net Assets — 100.0%		$8,001,943,231

SECURITIES SOLD SHORT — (19.2)%
COMMON STOCK — (18.0)%
Africa — (0.0)%
Chemicals — (0.0)%
Sasol Ltd., ADR	7,200	(178,920)

Total Africa		(178,920)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Asia — (1.4)%
Asset Management — (0.0)%
Noah Holdings Ltd., ADR	100	$(4,255)

Automotive — (0.0)%
Honda Motor Co. Ltd., ADR	400	(10,336)
Kandi Technologies Group, Inc.	9,600	(47,328)
NIO, Inc., ADR	694,900	(1,771,995)
SORL Auto Parts, Inc.	1,000	(3,470)
Toyota Motor Corp., ADR	4,400	(545,556)

		(2,378,685)

Banking — (0.1)%
HDFC Bank Ltd., ADR	4,800	(624,192)
ICICI Bank Ltd., ADR	175,600	(2,210,804)
KB Financial Group, Inc., ADR	7,700	(303,996)
Mitsubishi UFJ Financial Group, Inc., ADR	43,300	(205,675)
Mizuho Financial Group, Inc., ADR	20,100	(57,888)
Shinhan Financial Group Co. Ltd., ADR	3,900	(151,632)
Sumitomo Mitsui Financial Group, Inc., ADR	57,100	(403,126)

		(3,957,313)

Biotechnology & Pharmaceuticals — (0.1)%
China Biologic Products Holdings, Inc.	9,800	(933,940)
Dr Reddy’s Laboratories Ltd., ADR	7,300	(273,531)
Takeda Pharmaceutical Co. Ltd., ADR	115,491	(2,044,191)
Zai Lab Ltd., ADR	1,100	(38,357)

		(3,290,019)

Consumer Products — (0.0)%
Luckin Coffee, Inc., ADR	19,700	(383,953)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd., ADR	3,600	(32,616)
OneSmart International Education Group Ltd., ADR	3,200	(25,472)
Puxin Ltd., ADR	100	(628)
RISE Education Cayman Ltd., ADR	2,099	(20,003)
TAL Education Group, ADR (c)	103,596	(3,947,008)

		(4,025,727)

Design, Manufacturing & Distribution — (0.0)%
Fabrinet	100	(4,967)

Total Design, Manufacturing & Distribution		(4,967)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd., Class A ADR	1,200	(12,756)
Huazhu Group Ltd., ADR	28,600	(1,036,750)
Yum China Holdings, Inc.	2,500	(115,500)

		(1,165,006)

Hardware — (0.1)%
Canon, Inc., ADR	6,900	(201,963)
Huami Corp., ADR	1,200	(12,000)
LG Display Co. Ltd., ADR	3,800	(29,450)
Sony Corp., ADR	88,800	(4,652,232)

		(4,895,645)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	1,600	(3,312)
Nomura Holdings, Inc., ADR	15,800	(56,090)

		(59,402)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	100	$(1,237)
Fanhua, Inc., ADR	4,900	(164,003)

Total Insurance		(165,240)

Media — (0.2)%
51job, Inc., ADR	1,700	(128,350)
58.com, Inc., ADR (c)	11,677	(725,959)
Autohome, Inc., ADR	2,600	(222,612)
Baidu, Inc., ADR (c)	4,846	(568,727)
Ctrip.com International Ltd., ADR (c)	234,497	(8,655,284)
Fang Holdings Ltd., ADR	54,500	(33,866)
iQIYI, Inc., ADR	284,500	(5,874,925)
LINE Corp., ADR	4,000	(112,560)
MakeMyTrip Ltd.	15,700	(389,360)
Renren, Inc., ADR	4,040	(3,838)
Uxin Ltd., ADR	10,600	(23,320)
Weibo Corp., ADR	4,090	(178,120)
Xunlei Ltd., ADR	3,500	(9,170)
Yatra Online, Inc.	2,100	(7,854)

		(16,933,945)

Metals & Mining — (0.0)%
Vedanta Ltd., ADR	4,800	(48,816)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd., ADR	4,100	(698,435)
Recon Technology Ltd.	500	(395)

		(698,830)

Real Estate — (0.0)%
Nam Tai Property, Inc.	100	(975)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd., ADR	11,327	(245,683)

Retail—Discretionary — (0.6)%
Alibaba Group Holding Ltd., ADR (c)	184,459	(31,256,578)
JD.com, Inc., ADR (c)	496,690	(15,044,740)
Jumei International Holding Ltd., ADR	2,800	(6,888)
Pinduoduo, Inc., ADR	212,000	(4,373,560)

		(50,681,766)

Semiconductors — (0.0)%
ASE Technology Holding Co. Ltd., ADR	500	(1,975)
Himax Technologies, Inc., ADR	85,800	(298,584)

		(300,559)

Software — (0.2)%
Aurora Mobile Ltd., ADR	400	(1,900)
Bilibili, Inc., ADR	173,000	(2,814,710)
Gridsum Holding, Inc., ADR	2,600	(7,280)
HUYA, Inc., ADR	32,800	(810,488)
Link Motion, Inc., ADR (o)	11,000	(0)
Momo, Inc., ADR	71,000	(2,541,800)
NetEase, Inc., ADR (c)	24,380	(6,235,673)
Sea Ltd., ADR	16,300	(541,486)
Taoping, Inc.	300	(218)
Tencent Music Entertainment Group, ADR (c)	78,455	(1,176,040)

		(14,129,595)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	1,983	$(999)

Technology Services — (0.0)%
Baozun, Inc., ADR	48,000	(2,393,280)
Wipro Ltd., ADR	25,566	(110,701)

		(2,503,981)

Telecommunications — (0.0)%
China Unicom Hong Kong Ltd., ADR	3,100	(33,790)
Chunghwa Telecom Co. Ltd., ADR	3,300	(120,582)
GDS Holdings Ltd., ADR	20,500	(770,185)
PT Telekomunikasi Indonesia Persero Tbk, ADR	12,900	(377,196)
SK Telecom Co. Ltd., ADR	14,000	(346,500)

		(1,648,253)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	54,600	(300,846)
Seaspan Corp.	28,078	(275,445)
ZTO Express Cayman, Inc., ADR	43,500	(831,720)

		(1,408,011)

Utilities — (0.0)%
Huaneng Power International, Inc., ADR	1,380	(32,181)
Korea Electric Power Corp., ADR	21,000	(233,100)

		(265,281)

Total Asia		(109,196,906)

Europe — (0.8)%
Asset Management — (0.0)%
Janus Henderson Group PLC	8,300	(177,620)
UBS Group AG	110,800	(1,312,980)

		(1,490,600)

Automotive — (0.0)%
Veoneer, Inc.	14,100	(244,071)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	32,300	(179,588)
Banco Santander SA, ADR	241,343	(1,105,351)
Barclays PLC, ADR	127,781	(972,413)
Deutsche Bank AG	104,000	(793,520)
ING Groep NV, ADR	50,400	(583,128)
Lloyds Banking Group PLC, ADR	16,800	(47,712)
Royal Bank of Scotland Group PLC, ADR	36,700	(208,456)

		(3,890,168)

Biotechnology & Pharmaceuticals — (0.2)%
AC Immune SA	1,213	(6,732)
Amarin Corp. PLC, ADR	120,500	(2,336,495)
Auris Medical Holding Ltd.	2,358	(6,532)
Axovant Gene Therapies Ltd.	3,762	(23,437)
Bayer AG (c)	90,967	(6,309,498)
Cellectis SA, ADR	200	(3,120)
CRISPR Therapeutics AG	3,200	(150,720)
Nabriva Therapeutics plc	600	(1,458)
Novartis AG, ADR	40,900	(3,734,579)
Novo Nordisk A/S, ADR	100	(5,104)
ProQR Therapeutics NV	200	(1,820)

		(12,579,495)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.2)%
Linde plc	64,900	$(13,031,920)

Commercial Services — (0.0)%
Cimpress NV	400	(36,356)

Total Commercial Services		(36,356)

Construction Materials — (0.0)%
CRH PLC, ADR	9,700	(317,675)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	33,600	(2,973,936)
British American Tobacco PLC, ADR	27,500	(958,925)
Coca-Cola European Partners PLC	700	(39,550)

		(3,972,411)

Gaming, Lodging & Restaurants — (0.0)%
InterContinental Hotels Group plc, ADR	2,900	(193,952)

Hardware — (0.0)%
Logitech International SA	5,700	(226,632)
Nokia OYJ, ADR	254,000	(1,272,540)
voxeljet AG, ADR	1,400	(2,576)

		(1,501,748)

Health Care Facilities & Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA, ADR	400	(15,712)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	97,349	(1,165,268)
Up Fintech Holding Ltd., ADR	1,000	(5,570)

		(1,170,838)

Insurance — (0.0)%
Aon PLC	2,500	(482,450)
Prudential PLC, ADR	5,600	(245,392)

		(727,842)

Iron & Steel — (0.0)%
ArcelorMittal	18,997	(342,516)

Machinery — (0.0)%
CNH Industrial NV	2,000	(20,560)

Media — (0.0)%
ChinaNet Online Holdings, Inc.	1,564	(2,096)
Liberty Global PLC, A Shares	69,200	(1,867,708)
Pearson PLC, ADR	9,800	(101,528)
WPP PLC, ADR	700	(44,037)

		(2,015,369)

Medical Equipment & Devices — (0.0)%
Koninklijke Philips NV	5,800	(252,764)
Smith & Nephew PLC, ADR	3,200	(139,328)

		(392,092)

Metals & Mining — (0.0)%
Constellium NV, Class A	1,100	(11,044)

Oil, Gas & Coal — (0.0)%
TechnipFMC PLC	1,700	(44,098)

Retail - Discretionary — (0.0)%
Farfetch Ltd., Class A	27,600	(574,080)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Jumia Technologies AG, ADR	4,300	$(113,606)

		(687,686)

Semiconductors — (0.1)%
ASML Holding NV	21,100	(4,387,323)
NXP Semiconductors NV	57,268	(5,589,929)

		(9,977,252)

Software — (0.1)%
CooTek Cayman, Inc., ADR	600	(5,652)
SAP SE, ADR	26,700	(3,652,560)

		(3,658,212)

Specialty Finance — (0.0)%
360 Finance, Inc., ADR	700	(8,225)
AerCap Holdings NV	48,100	(2,501,681)
Fly Leasing Ltd., ADR	400	(6,964)

		(2,516,870)

Technology Services — (0.0)%
RELX PLC, ADR	12,900	(314,889)

Telecommunications — (0.0)%
BT Group PLC, ADR	41,100	(524,847)
Vodafone Group PLC, ADR	13,000	(212,290)

		(737,137)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	6,200	(50,530)
Costamare, Inc.	3,200	(16,416)
DryShips, Inc.	17,510	(66,888)
Euronav SA	16,408	(154,891)
Frontline Ltd.	15,040	(120,320)
GasLog Ltd.	2,300	(33,120)
GasLog Partners LP	1,600	(33,968)
Globus Maritime Ltd.	1,143	(2,629)
Golden Ocean Group Ltd.	1,480	(8,599)
Hermitage Offshore Services Ltd.	482	(1,325)
Navios Maritime Acquisition Corp.	906	(5,708)
Navios Maritime Holdings, Inc.	1,670	(7,482)
Performance Shipping, Inc.	2,100	(2,037)
Scorpio Tankers, Inc.	32,590	(962,057)
Seanergy Maritime Holdings Corp.	233	(144)
Ship Finance International Ltd.	300	(3,753)
Star Bulk Carriers Corp.	24,000	(231,600)
TOP Ships, Inc.	22,466	(10,018)
Tsakos Energy Navigation Ltd.	6,600	(21,714)

		(1,733,199)

Utilities — (0.0)%
National Grid PLC, ADR	1,900	(101,042)

Waste & Environmental Services & Equipment — (0.0)%
Pentair PLC	1,600	(59,520)

Total Waste & Environmental Services & Equipment		(59,520)

Total Europe		(61,784,274)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Middle East — (0.1)%
Aerospace & Defense — (0.0)%
Ability, Inc.	1,100	$(1,012)

Total Aerospace & Defense		(1,012)

Biotechnology & Pharmaceuticals — (0.1)%
Foamix Pharmaceuticals Ltd.	800	(1,904)
Oramed Pharmaceuticals, Inc.	1,200	(4,308)
Protalix BioTherapeutics, Inc.	9,300	(4,362)
Teva Pharmaceutical Industries Ltd., ADR (c)	883,560	(8,155,259)
UroGen Pharma Ltd.	600	(21,564)
Vascular Biogenics Ltd.	4,400	(5,720)

		(8,193,117)

Hardware — (0.0)%
Kornit Digital Ltd.	4,000	(126,640)
SuperCom Ltd.	200	(216)

		(126,856)

Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	100	(341)
ReWalk Robotics Ltd.	3,224	(14,024)

		(14,365)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	500	(2,740)

Total Middle East		(8,338,090)

North America — (15.5)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.	9,000	(510,930)
Arconic, Inc.	7,395	(190,939)
Axon Enterprise, Inc.	16,200	(1,040,202)
Huntington Ingalls Industries, Inc.	500	(112,370)
Sturm Ruger & Co., Inc.	2,800	(152,544)
Teledyne Technologies, Inc.	100	(27,387)
Textron, Inc.	400	(21,216)
TransDigm Group, Inc.	7,000	(3,386,600)
Triumph Group, Inc.	21,300	(487,770)
Woodward, Inc.	100	(11,316)

		(5,941,274)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	19,000	(735,870)
Carter’s, Inc.	6,500	(634,010)
Fossil Group, Inc.	42,900	(493,350)
Gildan Activewear, Inc.	500	(19,340)
Hanesbrands, Inc.	600	(10,332)
Iconix Brand Group, Inc.	2,610	(2,218)
Lakeland Industries, Inc.	800	(8,960)
Oxford Industries, Inc.	2,400	(181,920)
PVH Corp.	18,700	(1,769,768)
Sequential Brands Group, Inc.	5,100	(2,805)
Steven Madden Ltd.	27,450	(931,928)
Under Armour, Inc., Class A	56,700	(1,437,345)
Wolverine World Wide, Inc.	11,000	(302,940)

		(6,530,786)

Asset Management — (0.0)%
Apollo Investment Corp.	4,201	(66,376)
Artisan Partners Asset Management, Inc., Class A	8,800	(242,176)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Barings BDC, Inc.	3,900	$(38,376)
Brookfield Asset Management, Inc., Class A	50	(2,389)
Columbia Financial, Inc.	2,300	(34,730)
Federated Investors, Inc., Class B	27,300	(887,250)
Focus Financial Partners, Inc., Class A	900	(24,579)
Franklin Resources, Inc.	2,800	(97,440)
FS Investment Corp.	10,200	(60,792)
Kennedy-Wilson Holdings, Inc.	19,100	(392,887)
Main Street Capital Corp.	9,206	(378,551)
Medley Capital Corp.	9,300	(21,762)
NexPoint Residential Trust, Inc.	600	(24,840)
Stifel Financial Corp.	2,700	(159,462)
Virtus Investment Partners, Inc.	100	(10,740)
Waddell & Reed Financial, Inc., Class A	1,500	(25,005)

		(2,467,355)

Automotive — (0.3)%
ADOMANI, Inc.	1,300	(380)
American Axle & Manufacturing Holdings, Inc.	62,900	(802,604)
Aptiv plc	9,000	(727,470)
BorgWarner, Inc.	600	(25,188)
Cooper Tire & Rubber Co.	500	(15,775)
Dorman Products, Inc.	2,200	(191,708)
ElectraMeccanica Vehicles Corp.	8,000	(20,000)
Ford Motor Co.	2,063,000	(21,104,490)
Gentex Corp.	4,800	(118,128)
Goodyear Tire & Rubber Co.	14,700	(224,910)
Harley-Davidson, Inc.	28,700	(1,028,321)
Horizon Global Corp.	9,000	(32,310)
Motorcar Parts of America, Inc.	2,700	(57,807)
Westport Fuel Systems, Inc.	21,800	(59,078)

		(24,408,169)

Banking — (0.4)%
Atlantic Union Bankshares Corp.	3,050	(107,757)
Axos Financial, Inc.	6,000	(163,500)
Banc of California, Inc.	19,600	(273,812)
Banco Latinoamericano de Comercio Exterior SA, E Shares	1,400	(29,162)
Bank of America Corp.	16,300	(472,700)
Bank of Hawaii Corp.	100	(8,291)
BankUnited, Inc.	8,500	(286,790)
Banner Corp.	300	(16,245)
Berkshire Hills Bancorp, Inc.	2,600	(81,614)
BOK Financial Corp.	1,800	(135,864)
Cathay General Bancorp	800	(28,728)
CenterState Bank Corp.	1,612	(37,125)
Citigroup, Inc.	67,100	(4,699,013)
City Holding Co.	100	(7,626)
Columbia Banking System, Inc.	4,900	(177,282)
Commerce Bancshares, Inc.	1,100	(65,626)
Community Bank System, Inc.	2,600	(171,184)
Cullen/Frost Bankers, Inc.	1,500	(140,490)
Customers Bancorp, Inc.	7,200	(151,200)
CVB Financial Corp.	3,900	(82,017)
Dime Community Bancshares, Inc.	200	(3,798)
Eagle Bancorp, Inc.	3,300	(178,629)
FB Financial Corp.	800	(29,280)
First Financial Bancorp	4,800	(116,256)
First Foundation, Inc.	500	(6,720)
First Republic Bank	40,100	(3,915,765)
FNB Corp.	62,155	(731,564)
Fulton Financial Corp.	700	(11,459)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Glacier Bancorp, Inc.	4,000	$(162,200)
Hancock Whitney Corp.	1,100	(44,066)
Hanmi Financial Corp.	200	(4,454)
HarborOne Bancorp, Inc.	200	(3,746)
Home BancShares, Inc.	4,285	(82,529)
HomeStreet, Inc.	3,700	(109,668)
Hope Bancorp, Inc.	1,700	(23,426)
Independent Bank Corp.	300	(22,845)
Independent Bank Group, Inc.	1,100	(60,456)
JPMorgan Chase & Co.	126,300	(14,120,340)
Kearny Financial Corp.	618	(8,213)
Luther Burbank Corp.	200	(2,178)
M&T Bank Corp.	200	(34,014)
Old National Bancorp	6,109	(101,348)
Pacific Premier Bancorp, Inc.	300	(9,264)
PacWest Bancorp	100	(3,883)
Pinnacle Financial Partners, Inc.	15,700	(902,436)
PNC Financial Services Group, Inc.	1,000	(137,280)
Prosperity Bancshares, Inc.	9,000	(594,450)
South State Corp.	1,000	(73,670)
Southern National Bancorp of Virginia, Inc.	600	(9,186)
Southside Bancshares, Inc.	500	(16,190)
Sterling Bancorp	109,008	(2,319,690)
TFS Financial Corp.	6,352	(114,781)
Toronto-Dominion Bank	45	(2,626)
Triumph Bancorp, Inc.	5,500	(159,775)
Trustmark Corp.	7,500	(249,375)
United Bankshares, Inc.	4,303	(159,598)
United Community Banks, Inc.	1,300	(37,128)
Valley National Bancorp	2,500	(26,950)
Veritex Holdings, Inc.	5,700	(147,915)
Washington Federal, Inc.	10,500	(366,765)
Wells Fargo & Co.	9,700	(459,004)

		(32,698,946)

Biotechnology & Pharmaceuticals — (1.6)%
Abeona Therapeutics, Inc.	20,500	(97,990)
ACADIA Pharmaceuticals, Inc.	56,700	(1,515,591)
AcelRx Pharmaceuticals, Inc.	8,655	(21,897)
Achieve Life Sciences, Inc.	1,709	(3,298)
Aclaris Therapeutics, Inc.	8,600	(18,834)
Actinium Pharmaceuticals, Inc.	21,300	(5,240)
Adamas Pharmaceuticals, Inc.	19,100	(118,420)
Adamis Pharmaceuticals Corp.	25,600	(33,280)
Advaxis, Inc.	513	(1,072)
Adverum Biotechnologies, Inc.	7,900	(93,931)
Aerie Pharmaceuticals, Inc.	18,400	(543,720)
Aeterna Zentaris, Inc.	4,524	(13,346)
Agenus, Inc.	35,900	(107,700)
Agile Therapeutics, Inc.	3,100	(4,526)
Agios Pharmaceuticals, Inc.	400	(19,952)
Aimmune Therapeutics, Inc.	13,600	(283,152)
Akcea Therapeutics, Inc.	5,900	(138,355)
Akebia Therapeutics, Inc.	19,705	(95,372)
Alder Biopharmaceuticals, Inc.	22,700	(267,179)
Aldeyra Therapeutics, Inc.	400	(2,400)
Alector, Inc.	300	(5,700)
Alimera Sciences, Inc.	5,000	(4,450)
Allakos, Inc.	1,800	(77,994)
Allergan PLC	470	(78,692)
Allogene Therapeutics, Inc.	12,000	(322,200)
Alpine Immune Sciences, Inc.	250	(1,053)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Altimmune, Inc.	1,600	$(3,808)
Amgen, Inc. (c)	78,702	(14,503,205)
Amicus Therapeutics, Inc.	42,700	(532,896)
Amneal Pharmaceuticals, Inc.	39,400	(282,498)
Ampio Pharmaceuticals, Inc.	23,912	(9,273)
Anavex Life Sciences Corp.	14,800	(49,876)
ANI Pharmaceuticals, Inc.	3,100	(254,820)
Anixa Biosciencies, Inc.	2,862	(10,389)
Apellis Pharmaceuticals, Inc.	7,000	(177,380)
Aptose Biosciences, Inc.	100	(261)
Aquinox Pharmaceuticals, Inc.	400	(944)
Aratana Therapeutics, Inc.	6,500	(33,540)
Arcturus Therapeutics Holdings, Inc.	657	(6,202)
Arena Pharmaceuticals, Inc.	1,930	(113,156)
Armata Pharmaceuticals, Inc.	14	(56)
ArQule, Inc.	4,300	(47,343)
Assertio Therapeutics, Inc.	23,500	(81,075)
Atara Biotherapeutics, Inc.	8,100	(162,891)
Athenex, Inc.	8,890	(176,022)
Atossa Genetics, Inc.	5,300	(13,515)
aTyr Pharma, Inc. (o)	1,200	(440)
Audentes Therapeutics, Inc.	1,300	(49,218)
Aurinia Pharmaceuticals, Inc.	26,800	(176,344)
AVEO Pharmaceuticals, Inc.	75,900	(51,096)
Avid Bioservices, Inc.	3,957	(22,159)
Axsome Therapeutics, Inc.	29,900	(769,925)
Bellicum Pharmaceuticals, Inc.	13,100	(22,270)
Bio-Path Holdings, Inc.	1,608	(21,531)
BioMarin Pharmaceutical, Inc. (c)	37,360	(3,199,884)
BioPharmX Corp.	4,154	(2,477)
Bluebird Bio, Inc.	7,700	(979,440)
Bristol-Myers Squibb Co. (c)	263,369	(11,943,784)
Calithera Biosciences, Inc.	5,200	(20,280)
CannTrust Holdings, Inc.	12,500	(62,750)
Canopy Growth Corp.	299,300	(12,064,783)
Capricor Therapeutics, Inc.	331	(1,099)
Cara Therapeutics, Inc.	24,600	(528,900)
CASI Pharmaceuticals, Inc.	5,300	(16,960)
Cassava Sciences, Inc.	2,975	(3,600)
Catabasis Pharmaceuticals, Inc	520	(4,196)
Catalyst Pharmaceuticals, Inc.	2,800	(10,752)
cbdMD, Inc.	700	(4,130)
Cellectar Biosciences, Inc.	863	(1,881)
Celsion Corp.	7,400	(13,468)
Cerecor, Inc.	100	(544)
Chiasma, Inc.	300	(2,241)
ChromaDex Corp.	2,800	(13,020)
Cidara Therapeutics, Inc.	500	(840)
Clovis Oncology, Inc.	13,600	(202,232)
Collegium Pharmaceutical, Inc.	15,200	(199,880)
Conatus Pharmaceuticals, Inc.	11,700	(3,043)
ContraVir Pharmaceuticals, Inc. (o)	953	(3,974)
Corbus Pharmaceuticals Holdings, Inc.	17,900	(124,047)
CorMedix, Inc.	6,077	(54,511)
Corvus Pharmaceuticals, Inc.	1,900	(7,106)
Cyclacel Pharmaceuticals, Inc.	400	(216)
Cymabay Therapeutics, Inc.	15,800	(113,128)
Dare Bioscience, Inc.	1,863	(1,584)
Deciphera Pharmaceuticals, Inc.	2,900	(65,395)
DelMar Pharmaceuticals, Inc.	259	(334)
Denali Therapeutics, Inc.	1,400	(29,064)
Diffusion Pharmaceuticals, Inc.	574	(1,636)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Dynavax Technologies Corp.	48,230	$(192,438)
Eagle Pharmaceuticals, Inc.	600	(33,408)
Editas Medicine, Inc.	16,700	(413,158)
Eli Lilly & Co. (c)	183,970	(20,382,036)
Endo International PLC	54,400	(224,128)
Epizyme, Inc.	5,500	(69,025)
Evoke Pharma, Inc.	2,400	(1,500)
Evolus, Inc.	2,700	(39,474)
EyeGate Pharmaceuticals, Inc.	200	(48)
EyePoint Pharmaceuticals, Inc.	800	(1,312)
Fibrocell Science, Inc.	4,213	(8,005)
Flex Pharma, Inc.	500	(276)
Flexion Therapeutics, Inc.	20,300	(249,690)
Fortress Biotech, Inc.	1,800	(2,700)
G1 Therapeutics, Inc.	1,700	(52,122)
Galectin Therapeutics, Inc.	15,281	(63,416)
Gemphire Therapeutics, Inc.	2,300	(1,863)
Genocea Biosciences, Inc.	1,550	(6,076)
Geron Corp.	104,800	(147,768)
Global Blood Therapeutics, Inc.	38,000	(1,998,800)
GlycoMimetics, Inc.	11,300	(134,696)
Gossamer Bio, Inc.	200	(4,436)
Guardant Health, Inc.	13,400	(1,156,822)
Harrow Health, Inc.	2,800	(24,360)
Heat Biologics, Inc.	3,747	(2,567)
Heron Therapeutics, Inc.	36,100	(671,099)
HEXO Corp.	9,600	(51,072)
Histogenics Corp.	17,300	(3,308)
HTG Molecular Diagnostics, Inc.	16,196	(26,885)
Immunic, Inc.	395	(4,531)
Immunomedics, Inc.	74,800	(1,037,476)
Incyte Corp. (c)	54,290	(4,612,478)
Infinity Pharmaceuticals, Inc.	7,200	(12,960)
Innovate Biopharmaceuticals, Inc.	1,100	(1,276)
Innoviva, Inc.	500	(7,280)
Inovio Pharmaceuticals, Inc.	19,900	(58,506)
Intellia Therapeutics, Inc.	1,200	(19,644)
Intrexon Corp.	28,300	(216,778)
Iovance Biotherapeutics, Inc.	17,100	(419,292)
IVERIC bio, Inc.	5,800	(7,540)
Kadmon Holdings, Inc.	3,200	(6,592)
Kala Pharmaceuticals, Inc.	3,100	(19,778)
Kindred Biosciences, Inc.	300	(2,499)
La Jolla Pharmaceutical Co.	22,477	(207,912)
Lannett Co., Inc.	8,100	(49,086)
Leap Therapeutics, Inc.	3,000	(5,370)
Lexicon Pharmaceuticals, Inc.	500	(3,145)
Lipocine, Inc.	4,297	(8,379)
Madrigal Pharmaceuticals, Inc.	1,068	(111,937)
Mallinckrodt PLC	2,100	(19,278)
MannKind Corp.	97,729	(112,388)
Marinus Pharmaceuticals, Inc.	30,400	(126,160)
Matinas BioPharma Holdings, Inc.	3,800	(3,255)
Medicines Co.	1,600	(58,352)
MediciNova, Inc.	1,600	(15,408)
MEI Pharma, Inc.	1,900	(4,750)
Merrimack Pharmaceuticals, Inc.	2,560	(15,488)
Minerva Neurosciences, Inc.	6,800	(38,284)
Mirati Therapeutics, Inc.	1,300	(133,900)
Molecular Templates, Inc.	672	(5,611)
Moleculin Biotech, Inc.	9,659	(12,074)
Momenta Pharmaceuticals, Inc.	4,700	(58,515)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Mustang Bio, Inc.	400	$(1,472)
Mylan NV	198,300	(3,775,632)
MyoKardia, Inc.	900	(45,126)
NantKwest, Inc.	6,700	(6,834)
Navidea Biopharmaceuticals, Inc.	604	(381)
Nektar Therapeutics	29,400	(1,046,052)
Neos Therapeutics, Inc.	9,300	(11,997)
Neptune Wellness Solutions, Inc.	2,500	(10,875)
Neuralstem, Inc.	5,053	(1,486)
NewLink Genetics Corp.	13,800	(20,424)
Novan, Inc.	1,400	(3,780)
Novelion Therapeutics, Inc.	1,410	(1,100)
Novus Therapeutics, Inc.	422	(426)
Ocular Therapeutix, Inc.	12,700	(55,880)
Ohr Pharmaceutical, Inc.	495	(1,688)
Omeros Corp.	27,300	(428,337)
OncoSec Medical, Inc.	1,010	(2,555)
OpGen, Inc.	4,679	(1,837)
Oragenics, Inc.	6,400	(3,136)
Organovo Holdings, Inc.	34,700	(18,148)
Palatin Technologies, Inc.	17,600	(20,416)
Paratek Pharmaceuticals, Inc.	13,600	(54,264)
Phio Pharmaceuticals Corp.	1,604	(610)
Pieris Pharmaceuticals, Inc.	2,200	(10,340)
PolarityTE, Inc.	14,799	(84,354)
Predictive Oncology, Inc.	2,718	(1,998)
Prestige Brands Holdings, Inc.	2,000	(63,360)
Progenics Pharmaceuticals, Inc.	39,600	(244,332)
Pulmatrix, Inc.	3,576	(3,297)
Radius Health, Inc.	20,800	(506,688)
Reata Pharmaceuticals, Inc., Class A	1,224	(115,484)
REGENXBIO, Inc.	3,400	(174,658)
Regulus Therapeutics, Inc.	566	(708)
Rhythm Pharmaceuticals, Inc.	200	(4,400)
Rocket Pharmaceuticals, Inc.	3,025	(45,375)
Rubius Therapeutics, Inc.	1,500	(23,595)
Sage Therapeutics, Inc.	19,600	(3,588,564)
Sangamo BioSciences, Inc.	22,900	(246,633)
Sarepta Therapeutics, Inc.	24,100	(3,661,995)
Savara, Inc.	1,449	(3,434)
SCYNEXIS, Inc.	4,200	(5,502)
Seattle Genetics, Inc. (c)	149,934	(10,376,932)
Seelos Therapeutics, Inc.	6,300	(13,797)
SELLAS Life Sciences Group, Inc.	10,156	(1,143)
Sesen Bio, Inc.	15,568	(23,352)
SIGA Technologies, Inc.	1,300	(7,384)
Solid Biosciences, Inc.	1,300	(7,475)
Sophiris Bio, Inc.	7,600	(6,426)
Sorrento Therapeutics, Inc.	10,300	(27,501)
Spectrum Pharmaceuticals, Inc.	200	(1,722)
Stemline Therapeutics, Inc.	8,100	(124,092)
Strongbridge Biopharma PLC	700	(2,191)
Surface Oncology, Inc.	600	(1,692)
Syndax Pharmaceuticals, Inc.	4,000	(37,240)
Synthetic Biologics, Inc.	1,137	(625)
Synthorx, Inc.	400	(5,404)
Teligent, Inc.	13,300	(8,380)
Tenax Therapeutics, Inc.	445	(614)
TG Therapeutics, Inc.	51,500	(445,475)
TherapeuticsMD, Inc.	126,700	(329,420)
Theravance Biopharma, Inc.	6,500	(106,145)
Titan Pharmaceuticals, Inc.	6,666	(8,533)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tonix Pharmaceuticals Holding Corp.	2,416	$(3,310)
Trevena, Inc.	13,600	(14,008)
Trillium Therapeutics, Inc.	1,600	(525)
Trovagene, Inc.	3,497	(8,743)
Tyme Technologies, Inc.	300	(366)
Ultragenyx Pharmaceutical, Inc.	20,600	(1,308,100)
UNITY Biotechnology, Inc.	2,400	(22,800)
Unum Therapeutics, Inc.	1,500	(3,930)
Viking Therapeutics, Inc.	43,100	(357,730)
VistaGen Therapeutics, Inc.	800	(580)
VIVUS, Inc.	1,710	(6,532)
vTv Therapeutics, Inc., Class A	5,600	(8,008)
WaVe Life Sciences Ltd.	1,400	(36,526)
XBiotech, Inc.	1,600	(12,128)
Xencor, Inc.	200	(8,186)
ZIOPHARM Oncology, Inc.	76,846	(448,012)
Zoetis, Inc. (c)	119,440	(13,555,246)
Zogenix, Inc.	25,525	(1,219,585)
Zosano Pharma Corp.	11,296	(36,938)
Zynerba Pharmaceuticals, Inc.	18,900	(256,095)

		(127,647,130)

Chemicals — (0.2)%
AgroFresh Solutions, Inc.	900	(1,359)
Amyris, Inc.	12,000	(42,720)
Avery Dennison Corp.	600	(69,408)
Balchem Corp.	2,300	(229,931)
Celanese Corp.	34,500	(3,719,100)
Chemours Co. (The)	7,000	(168,000)
Codexis, Inc.	4,900	(90,307)
Corteva, Inc.	1,961	(57,987)
Dow, Inc.	23,547	(1,161,103)
DuPont de Nemours, Inc.	2,547	(191,203)
Eastman Chemical Co.	500	(38,915)
Ecolab, Inc.	3,800	(750,272)
Element Solutions, Inc.	40,200	(415,668)
International Flavors & Fragrances, Inc.	13,800	(2,002,242)
Intrepid Potash, Inc.	12,800	(43,008)
Kraton Performance Polymers, Inc.	3,200	(99,424)
Kronos Worldwide, Inc.	1,700	(26,044)
LSB Industries, Inc.	4,100	(15,990)
Nutrien Ltd.	23,901	(1,277,747)
Olin Corp.	74,400	(1,630,104)
PQ Group Holdings, Inc.	600	(9,510)
Rayonier Advanced Materials, Inc.	17,500	(113,575)
Tronox Holdings PLC, Class A	52,600	(672,228)
Valvoline, Inc.	224	(4,375)
Westlake Chemical Corp.	4,700	(326,462)

		(13,156,682)

Commercial Services — (0.0)%
ABM Industries, Inc.	4,500	(180,000)
AMN Healthcare Services, Inc.	1,900	(103,075)
Brady Corp., Class A	800	(39,456)
CBIZ, Inc.	100	(1,959)
Cintas Corp.	7,000	(1,661,030)
DropCar, Inc.	1,100	(1,210)
Emerald Expositions Events, Inc.	100	(1,115)
FTI Consulting, Inc.	900	(75,456)
ManpowerGroup, Inc.	200	(19,320)
Rollins, Inc.	22,800	(817,836)
RR Donnelley & Sons Co.	25,634	(50,499)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Sotheby’s	6,800	$(395,284)
Staffing 360 Solutions, Inc.	500	(780)

		(3,347,020)

Construction Materials — (0.1)%
Eagle Materials, Inc.	1,600	(148,320)
Forterra, Inc.	400	(1,988)
Louisiana-Pacific Corp.	27,700	(726,294)
Martin Marietta Materials, Inc.	2,400	(552,264)
Norbord, Inc.	1,200	(29,748)
Summit Materials, Inc., Class A	3,419	(65,816)
Trex Co., Inc.	38,100	(2,731,770)
US Concrete, Inc.	14,000	(695,660)
Vulcan Materials Co.	7,300	(1,002,363)

		(5,954,223)

Consumer Products — (0.7)%
22nd Century Group, Inc.	12,900	(26,961)
Adecoagro SA	900	(6,426)
Alkaline Water Co., Inc. (The)	1,200	(2,616)
B&G Foods, Inc.	34,100	(709,280)
Cal-Maine Foods, Inc.	11,000	(458,920)
Campbell Soup Co.	97,300	(3,898,811)
Church & Dwight Co., Inc.	41,501	(3,032,063)
Clearwater Paper Corp.	300	(5,547)
Clorox Co. (The)	13,500	(2,066,985)
ConAgra Foods, Inc.	16,900	(448,188)
Constellation Brands, Inc., Class A	8,800	(1,733,072)
Coty, Inc., Class A	264,780	(3,548,052)
Cronos Group, Inc.	283,400	(4,528,732)
Darling Ingredients, Inc.	14,100	(280,449)
Edgewell Personal Care Co.	6,300	(169,785)
Energizer Holdings, Inc.	4,500	(173,880)
Estee Lauder Cos., Inc. (The), Class A	11,500	(2,105,765)
General Mills, Inc.	300	(15,756)
Hain Celestial Group, Inc.	25,400	(556,260)
Herbalife Ltd.	51,100	(2,185,036)
Hershey Co.	20,300	(2,720,809)
Hormel Foods Corp.	105,200	(4,264,808)
JM Smucker Co.	36,900	(4,250,511)
John B Sanfilippo & Son, Inc.	100	(7,969)
Kellogg Co.	66,600	(3,567,762)
Keurig Dr Pepper, Inc.	103,400	(2,988,260)
Kimberly-Clark Corp.	4,600	(613,088)
MGP Ingredients, Inc.	1,000	(66,310)
Molson Coors Brewing Co., Class B	2,600	(145,600)
Mondelez International, Inc., Class A	14,700	(792,330)
New Age Beverages Corp.	67,800	(315,948)
Post Holdings, Inc.	23,400	(2,432,898)
Procter & Gamble Co.	67,300	(7,379,445)
Pyxus International, Inc.	5,900	(89,680)
Revlon, Inc., Class A	4,056	(78,402)
Sanderson Farms, Inc.	1,800	(245,808)
Simply Good Foods Co. (The)	1,600	(38,528)
Spectrum Brands Holdings, Inc.	26,567	(1,428,508)
Tejon Ranch Co.	500	(8,295)
Tootsie Roll Industries, Inc.	103	(3,804)
TreeHouse Foods, Inc.	18,000	(973,800)
Tyson Foods, Inc., Class A	13,200	(1,065,768)
Universal Corp.	1,300	(79,001)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Village Farms International, Inc.	400	$(4,576)

		(59,514,492)

Consumer Services — (0.0)%
Aaron’s, Inc.	2,800	(171,948)
Graham Holdings Co., Class B	100	(69,003)
K12, Inc.	11,100	(337,551)
Laureate Education, Inc., Class A	13,800	(216,798)
Medifast, Inc.	200	(25,660)
Regis Corp.	500	(8,300)
Rent-A-Center, Inc.	100	(2,663)
Strategic Education, Inc.	1,025	(182,450)
Weight Watchers International, Inc.	1,200	(22,920)

		(1,037,293)

Containers & Packaging — (0.0)%
Aptargroup, Inc.	500	(62,170)
Owens-Illinois, Inc.	22,100	(381,667)
Silgan Holdings, Inc.	700	(21,420)
Sonoco Products Co.	400	(26,136)

		(491,393)

Design, Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc.	700	(49,889)
Avnet, Inc.	10,300	(466,281)
Jabil Circuit, Inc.	5,700	(180,120)
Plexus Corp.	800	(46,696)
SYNNEX Corp.	2,964	(291,658)
Tech Data Corp.	2,600	(271,960)

		(1,306,604)

Distribution/Wholesale - Consumer Staples — (0.0)%
KAR Auction Services, Inc.	600	(15,000)

Total Distribution/Wholesale - Consumer Staples		(15,000)

Distributors - Consumer Staples — (0.0)%
Andersons, Inc. (The)	900	(24,516)
Calavo Growers, Inc.	3,000	(290,220)
Castle Brands, Inc.	11,700	(5,428)

		(320,164)

Distributors - Discretionary — (0.0)%
Copart, Inc.	100	(7,474)
G-III Apparel Group Ltd.	8,000	(235,360)
Hudson Technologies, Inc.	9,500	(8,168)

		(251,002)

Electrical Equipment — (0.2)%
AAON, Inc.	4,200	(210,756)
ADT, Inc.	1,400	(8,568)
Advanced Energy Industries, Inc.	1,000	(56,270)
Allied Motion Technologies, Inc.	100	(3,790)
AMETEK, Inc.	700	(63,588)
Argan, Inc.	100	(4,056)
Babcock & Wilcox Enterprises, Inc.	16,601	(5,692)
Belden, Inc.	300	(17,871)
Blink Charging Co.	5,300	(14,204)
Bloom Energy Corp.	7,100	(87,117)
Capstone Turbine Corp.	4,485	(3,528)
Cognex Corp.	45,000	(2,159,100)
CyberOptics Corp.	800	(12,984)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
DPW Holdings, Inc.	1,289	$(387)
Energous Corp.	26,300	(114,931)
Energy Focus, Inc.	700	(287)
Generac Holdings, Inc.	1,400	(97,174)
General Electric Co.	793,400	(8,330,700)
IntriCon Corp.	200	(4,672)
Johnson Controls International PLC	6,500	(268,515)
Keysight Technologies, Inc.	9,300	(835,233)
nLight, Inc.	5,200	(99,840)
Novanta, Inc.	100	(9,430)
Roper Technologies, Inc.	6,500	(2,380,690)
Sensata Technologies Holding plc	200	(9,800)
SMART Global Holdings, Inc.	2,900	(66,671)
Trimble, Inc.	8,300	(374,413)

		(15,240,267)

Engineering & Construction Services — (0.0)%
Goldfield Corp.	1,400	(3,220)
Granite Construction, Inc.	900	(43,362)
Kratos Defense & Security Solutions, Inc.	17,900	(409,731)
MasTec, Inc.	1,900	(97,907)
Quanta Services, Inc.	100	(3,819)
Willscot Corp.	4,700	(70,688)

		(628,727)

Gaming, Lodging & Restaurants — (0.2)%
Bloomin’ Brands, Inc.	41,300	(780,983)
Boyd Gaming Corp.	14,700	(396,018)
Brinker International, Inc.	33,700	(1,326,095)
Caesars Entertainment Corp.	446,075	(5,272,606)
Churchill Downs, Inc.	2,500	(287,675)
Dave & Buster’s Entertainment, Inc.	32,700	(1,323,369)
Dine Brands Global, Inc.	14,200	(1,355,674)
Domino’s Pizza, Inc.	4,000	(1,113,120)
Golden Entertainment, Inc.	3,800	(53,200)
Hilton Grand Vacations, Inc.	1,600	(50,912)
Hyatt Hotels Corp., Class A	1,500	(114,195)
International Game Technology PLC	2,300	(29,831)
Las Vegas Sands Corp.	25,700	(1,518,613)
Marriott Vacations Worldwide Corp.	5,000	(482,000)
Papa John’s International, Inc.	25,600	(1,144,832)
Penn National Gaming, Inc.	105,400	(2,030,004)
Playa Hotels & Resorts NV	3,400	(26,214)
Potbelly Corp.	200	(1,018)
Red Rock Resorts, Inc., Class A	200	(4,296)
Shake Shack, Inc., Class A	4,900	(353,780)
Stars Group, Inc. (The)	16,900	(288,483)
Twin River Worldwide Holdings, Inc.	2,300	(68,425)
Wynn Resorts Ltd.	6,899	(855,407)

		(18,876,750)

Hardware — (0.2)%
3D Systems Corp.	85,400	(777,140)
Airgain, Inc.	600	(8,490)
Akoustis Technologies, Inc.	6,200	(39,680)
Arista Networks, Inc.	100	(25,962)
CommScope Holding Co., Inc.	900	(14,157)
Cray, Inc.	500	(17,410)
Dell Technologies, Inc., C Shares	11,570	(587,756)
Diebold Nixdorf, Inc.	47,200	(432,352)
Digimarc Corp.	2,600	(115,414)
Digital Ally, Inc.	1,700	(2,465)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Everspin Technologies, Inc.	1,600	$(10,432)
ExOne Co.	3,300	(30,756)
F5 Networks, Inc.	800	(116,504)
Finisar Corp.	6,900	(157,803)
Fitbit, Inc.	24,100	(106,040)
Kopin Corp.	6,200	(6,758)
Lumentum Holdings, Inc.	44,005	(2,350,307)
Maxar Technologies, Inc.	2,200	(17,204)
MicroVision, Inc.	21,000	(16,909)
NetScout Systems, Inc.	5,500	(139,645)
Nutanix, Inc.	20,000	(518,800)
NXT-ID, Inc.	12,001	(8,863)
Pagerduty, Inc.	3,500	(164,675)
PAR Technology Corp.	2,800	(78,960)
pdvWireless, Inc.	500	(23,500)
Plantronics, Inc.	1,700	(62,968)
Resonant, Inc.	2,600	(6,188)
Superconductor Technologies, Inc.	143	(117)
TTM Technologies, Inc.	200	(2,040)
Turtle Beach Corp.	11,200	(129,472)
Ubiquiti Networks, Inc.	3,100	(407,650)
Vislink Technologies, Inc.	590	(944)
Vuzix Corp.	16,361	(66,917)
Western Digital Corp.	115,900	(5,511,045)
ZAGG, Inc.	3,400	(23,664)
Zebra Technologies Corp., Class A	100	(20,949)

		(11,999,936)

Health Care — (0.0)%
Bristol Myers Squibb CVR (c),(h),(o)	361,000	(794,200)

Total Health Care		(794,200)

Health Care Facilities & Services — (1.0)%
AAC Holdings, Inc.	7,000	(6,020)
Acadia Healthcare Co., Inc.	40,500	(1,415,475)
Addus HomeCare Corp.	1,800	(134,910)
AmerisourceBergen Corp. (c)	19,210	(1,637,845)
Anthem, Inc.	13,700	(3,866,277)
Brookdale Senior Living, Inc.	83,991	(605,575)
Caladrius Biosciences, Inc.	1,160	(2,645)
Cancer Genetics, Inc.	1,000	(163)
Capital Senior Living Corp.	13,100	(65,893)
Cardinal Health, Inc. (c)	36,010	(1,696,071)
Catalent, Inc.	14,100	(764,361)
Cellular Biomedicine Group, Inc.	100	(1,653)
Charles River Laboratories International, Inc.	300	(42,570)
Cigna corp. (c)	76,793	(12,098,737)
Community Health Systems, Inc.	52,800	(140,976)
CVS Health Corp. (c)	89,840	(4,895,382)
Genesis Healthcare, Inc.	5,700	(7,068)
Henry Schein, Inc. (c)	281,830	(19,699,917)
Interpace Diagnostics Group, Inc.	13,000	(9,425)
Jaguar Health, Inc.	108	(507)
LHC Group, Inc.	2,783	(332,791)
McKesson Corp. (c)	127,190	(17,093,064)
Medpace Holdings, Inc.	300	(19,626)
Nobilis Health Corp.	4,600	(665)
Premier, Inc., Class A	3,100	(121,241)
Quest Diagnostics, Inc. (c)	62,870	(6,400,795)
Select Medical Holdings Corp.	100	(1,587)
Spherix, Inc.	570	(1,425)
Surgery Partners, Inc.	7,000	(56,980)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Syneos Health, Inc.	16,800	$(858,312)
Teladoc Health, Inc.	1,000	(66,410)
Tenet Healthcare Corp.	10,000	(206,600)
UnitedHealth Group, Inc.	8,800	(2,147,288)
WellCare Health Plans, Inc.	18,300	(5,216,781)

		(79,615,035)

Home & Office Products — (0.2)%
American Woodmark Corp.	4,100	(346,942)
Beazer Homes USA, Inc.	17,700	(170,097)
Century Communities, Inc.	26,100	(693,738)
Fortune Brands Home & Security, Inc.	9,000	(514,170)
Hovnanian Enterprises, Class A	2,216	(16,842)
iRobot Corp.	4,200	(384,888)
KB Home	23,200	(596,936)
Lennar Corp., Class A	159,924	(7,749,917)
LGI Homes, Inc.	14,300	(1,021,449)
M/I Homes, Inc.	4,500	(128,430)
Meritage Homes Corp.	2,600	(133,484)
New Home Co., Inc. (The)	100	(385)
Newell Brands, Inc.	310,318	(4,785,103)
Nova Lifestyle, Inc.	500	(350)
PulteGroup, Inc.	900	(28,458)
Skyline Champion Corp.	8,800	(240,944)
Taylor Morrison Home Corp., Class A	1,800	(37,728)
Toll Brothers, Inc.	8,000	(292,960)
TRI Pointe Group, Inc.	94,100	(1,126,377)
Whirlpool Corp.	3,300	(469,788)
William Lyon Homes, Class A	18,700	(340,901)

		(19,079,887)

Industrial Services — (0.0)%
CAI International, Inc.	3,000	(74,460)
EVI Industries, Inc.	500	(19,135)
Fastenal Co.	5,200	(169,468)
HD Supply Holdings, Inc.	13,500	(543,780)
Kaman Corp.	100	(6,369)
MSC Industrial Direct Co., Inc., Class A	600	(44,556)
Ritchie Bros Auctioneers, Inc.	100	(3,322)
SiteOne Landscape Supply, Inc.	2,800	(194,040)
Team, Inc.	9,500	(145,540)
Textainer Group Holdings Ltd.	800	(8,064)
WESCO International, Inc.	100	(5,065)

		(1,213,799)

Institutional Financial Services — (0.6)%
Cboe Global Markets, Inc.	3,600	(373,068)
CME Group, Inc.	55,700	(10,811,927)
Evercore Partners, Inc., Class A	1,400	(123,998)
GAIN Capital Holdings, Inc.	11,900	(49,147)
Goldman Sachs Group, Inc.	127,300	(26,045,580)
Greenhill & Co., Inc.	14,600	(198,414)
Jefferies Financial Group, Inc.	20,700	(398,061)
Morgan Stanley	123,000	(5,388,630)
Virtu Financial, Inc., Class A	31,800	(692,604)

		(44,081,429)

Insurance — (0.4)%
Aflac, Inc.	28,900	(1,584,009)
Alleghany Corp.	400	(272,444)
Ambac Financial Group, Inc.	11,500	(193,775)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	600	$(16,296)
American International Group, Inc.	42,200	(2,248,416)
American National Insurance Co.	100	(11,647)
Axis Capital Holdings Ltd.	8,900	(530,885)
Berkshire Hathaway, Inc., Class B	97,500	(20,784,075)
eHealth, Inc.	2,000	(172,200)
Erie Indemnity Co., Class A	6,200	(1,576,536)
Genworth Financial, Inc., Class A	1,800	(6,678)
Goosehead Insurance, Inc., Class A	300	(14,340)
Hartford Financial Services Group, Inc.	100	(5,572)
HCI Group, Inc.	600	(24,282)
Health Insurance Innovations, Inc., Class A	10,900	(282,528)
Kemper Corp.	1,100	(94,919)
Loews Corp.	26,600	(1,454,222)
MBIA, Inc.	34,400	(320,264)
ProAssurance Corp.	100	(3,611)
RenaissanceRe Holdings Ltd.	5,800	(1,032,458)
Selective Insurance Group, Inc.	1,100	(82,379)
Travelers Cos., Inc.	2,100	(313,992)
Trupanion, Inc.	1,800	(65,034)
WR Berkley Corp.	14,850	(979,060)

		(32,069,622)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	249,500	(591,315)
Carpenter Technology Corp.	700	(33,586)
Cleveland-Cliffs, Inc.	75,900	(809,853)
Commercial Metals Co.	30,100	(537,285)
Reliance Steel & Aluminum Co.	4,600	(435,252)
Schnitzer Steel Industries, Inc., Class A	2,600	(68,042)
TimkenSteel Corp.	900	(7,317)
United States Steel Corp.	40,400	(618,524)

		(3,101,174)

Leisure Products — (0.1)%
Acushnet Holdings Corp.	500	(13,130)
Callaway Golf Co.	7,900	(135,564)
Camping World Holdings, Inc., Class A	23,700	(294,354)
Fox Factory Holding Corp.	800	(66,008)
Hasbro, Inc.	300	(31,704)
LCI Industries	5,100	(459,000)
Mattel, Inc.	249,300	(2,794,653)
Thor Industries, Inc.	200	(11,690)
Winnebago Industries, Inc.	25,000	(966,250)
YETI Holdings, Inc.	2,900	(83,955)

		(4,856,308)

Machinery — (0.1)%
Actuant Corp., Class A	8,700	(215,847)
AGCO Corp.	600	(46,542)
Alamo Group, Inc.	100	(9,993)
CIRCOR International, Inc.	4,900	(225,400)
Colfax Corp.	5,400	(151,362)
Deere & Co.	13,000	(2,154,230)
Eastman Kodak Co.	600	(1,440)
Flowserve Corp.	28,300	(1,491,127)
Gates Industrial Corp. plc	400	(4,564)
Graco, Inc.	500	(25,090)
GrafTech International Ltd.	8,600	(98,900)
Helios Technologies, Inc.	1,300	(60,333)
Ichor Holdings Ltd.	14,700	(347,508)
IDEX Corp.	600	(103,284)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
John Bean Technologies Corp.	7,000	$(847,910)
Kennametal, Inc.	2,300	(85,077)
Lindsay Corp.	400	(32,884)
Manitowoc Co., Inc. (The)	7,250	(129,050)
NN, Inc.	2,500	(24,400)
Regal Beloit Corp.	100	(8,171)
Toro Co. (The)	7,900	(528,510)
Xylem, Inc.	7,300	(610,572)

		(7,202,194)

Manufactured Goods — (0.0)%
Global Brass & Copper Holdings, Inc.	1,700	(74,341)
Mueller Industries, Inc.	2,100	(61,467)
Proto Labs, Inc.	2,400	(278,448)
RBC Bearings, Inc.	700	(116,767)

		(531,023)

Media — (1.5)%
Alphabet, Inc., Class A	7,400	(8,012,720)
AMC Networks, Inc., Class A	26,800	(1,460,332)
Booking Holdings, Inc.	9,699	(18,182,812)
Discovery, Inc., Class A	40,000	(1,228,000)
DISH Network Corp., Class A	73,200	(2,811,612)
Entercom Communications Corp., Class A	42,700	(247,660)
Fluent, Inc.	3,085	(16,597)
Gannett Co., Inc.	1,000	(8,160)
Global Eagle Entertainment, Inc.	3,600	(2,340)
Gray Television, Inc.	11,600	(190,124)
Groupon, Inc.	111,400	(398,812)
GrubHub, Inc.	1,200	(93,588)
Houghton Mifflin Harcourt Co.	5,300	(30,528)
HyreCar, Inc.	2,300	(9,660)
Imax Corp.	800	(16,160)
IZEA Worldwide, Inc.	1,684	(863)
Liberty Broadband Corp., Class C	8,600	(896,292)
Liberty Expedia Holdings, Inc., Class A	17,500	(836,325)
Liberty Media Group, Class A	4,592	(164,669)
Live Ventures, Inc.	266	(1,849)
Lyft, Inc.	32,223	(2,117,374)
Media General, Inc.	12,100	(0)
Meredith Corp.	10,000	(550,600)
MSG Networks, Inc.	200	(4,148)
Netflix, Inc.	76,700	(28,173,444)
New Media Investment Group, Inc.	13,500	(127,440)
Nexstar Media Group, Inc.	16,711	(1,687,811)
Omnicom Group, Inc.	300	(24,585)
Pinterest, Inc., Class A	6,000	(163,320)
Quotient Technology, Inc.	3,000	(32,220)
Remark Holdings, Inc.	10,800	(9,180)
Roku, Inc.	1,800	(163,044)
Shutterfly, Inc.	24,800	(1,253,640)
Snap, Inc.	537,700	(7,689,110)
Social Reality, Inc.	200	(932)
Social Reality, Inc.	200	(0)
Spotify Technology SA	13,100	(1,915,482)
TEGNA, Inc.	100,500	(1,522,575)
Telaria, Inc.	400	(3,008)
Trade Desk, Inc. (The), Class A	12,900	(2,938,362)
Tribune Media Co.	23,300	(1,076,926)
TripAdvisor, Inc.	42,900	(1,985,841)
Tucows, Inc., Class A	100	(6,102)
Twitter, Inc.	46,700	(1,629,830)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc.	6,300	$(292,194)
Upwork, Inc.	5,200	(83,616)
Walt Disney Co.	197,100	(27,523,044)
WideOpenWest, Inc.	600	(4,356)
World Wrestling Entertainment, Inc., Class A	6,800	(491,028)
Zillow Group, Inc., Class A	3,182	(145,608)

		(116,223,923)

Medical Equipment & Devices — (1.2)%
ABIOMED, Inc. (c)	32,900	(8,570,121)
Accelerate Diagnostics, Inc.	10,100	(231,088)
Aethlon Medical, Inc.	1,838	(671)
Agilent Technologies, Inc. (c)	65,010	(4,854,297)
Apyx Medical Corp.	200	(1,344)
Avanos Medical, Inc.	1,700	(74,137)
Avinger, Inc.	1,148	(3,478)
Axonics Modulation Technologies, Inc.	1,000	(40,970)
Baxter International, Inc. (c)	80,980	(6,632,262)
Bellerophon Therapeutics, Inc.	100	(60)
BioLife Solutions, Inc.	1,000	(16,950)
BioSig Technologies, Inc.	600	(5,634)
Boston Scientific Corp.	24,000	(1,031,520)
Bruker Corp.	8,100	(404,595)
Cantel Medical Corp.	2,100	(169,344)
Cerus Corp.	400	(2,248)
Cesca Therapeutics, Inc.	28	(79)
CHF Solutions, Inc.	252	(733)
Co-Diagnostics, Inc.	100	(82)
Conformis, Inc.	1,200	(5,232)
Cytori Therapeutics, Inc.	2,544	(603)
Danaher Corp.	14,700	(2,100,924)
Dentsply Sirona, Inc.	200	(11,672)
Ekso Bionics Holdings, Inc.	17,809	(22,617)
Endologix, Inc.	3,690	(26,716)
Glaukos Corp.	1,200	(90,480)
IDEXX Laboratories, Inc. (c)	62,390	(17,177,839)
Illumina, Inc. (c)	39,750	(14,633,962)
Integer Holdings Corp.	100	(8,392)
Intuitive Surgical, Inc. (c)	12,430	(6,520,156)
InVivo Therapeutics Holdings Corp.	376	(278)
IsoRay, Inc.	4,600	(1,886)
Medtronic PLC	42,200	(4,109,858)
Merit Medical Systems, Inc.	2,800	(166,768)
Mettler-Toledo International, Inc. (c)	16,970	(14,254,800)
Myomo, Inc.	4,200	(2,940)
Neogen Corp.	193	(11,987)
Neovasc, Inc.	24,736	(11,943)
Nevro Corp.	20,900	(1,354,947)
Obalon Therapeutics, Inc.	2,500	(1,748)
OPKO Health, Inc.	145,999	(356,238)
Pacific Biosciences of California, Inc.	21,100	(127,655)
PerkinElmer, Inc. (c)	101,150	(9,744,791)
Pulse Biosciences, Inc.	2,298	(30,334)
Quanterix Corp.	1,200	(40,548)
Restoration Robotics, Inc.	2,000	(1,220)
Rockwell Medical, Inc.	8,500	(25,585)
Second Sight Medical Products, Inc.	8,584	(6,874)
Senseonics Holdings, Inc.	34,800	(70,992)
Shockwave Medical, Inc.	300	(17,127)
SiNtx Technologies, Inc.	1,408	(120)
T2 Biosystems, Inc.	1,000	(1,680)
Thermo Fisher Scientific, Inc.	2,100	(616,728)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
TransEnterix, Inc.	169,800	$(230,928)
Valeritas Holdings, Inc.	10	(26)
Varian Medical Systems, Inc.	2,000	(272,260)
Vericel Corp.	300	(5,667)
ViewRay, Inc.	1,100	(9,691)
Viveve Medical, Inc.	4,200	(1,596)
Zimmer Biomet Holdings, Inc.	16,800	(1,978,032)

		(96,093,453)

Metals & Mining — (0.1)%
Alamos Gold, Inc., Class A	69,446	(420,148)
Avino Silver & Gold Mines Ltd.	600	(330)
Barrick Gold Corp.	136,848	(2,158,093)
Cameco Corp.	35,900	(385,207)
Centrus Energy Corp., Class A	500	(1,630)
Century Aluminum Co.	46,100	(318,551)
Coeur Mining, Inc.	91,664	(397,822)
Compass Minerals International, Inc.	3,000	(164,850)
Covia Holdings Corp.	2,200	(4,312)
Endeavour Silver Corp.	53,300	(109,265)
Energy Fuels, Inc.	9,200	(28,796)
Ferroglobe PLC (o)	400	(0)
First Majestic Silver Corp.	166,100	(1,313,851)
Franco-Nevada Corp.	10,700	(908,216)
Freeport-McMoRan, Inc.	16,500	(191,565)
Gold Standard Ventures Corp.	16,300	(17,278)
Golden Star Resources Ltd.	300	(1,209)
Great Panther Mining Ltd.	200	(171)
Hecla Mining Co.	45,219	(81,394)
Kirkland Lake Gold Ltd.	600	(25,752)
MAG Silver Corp.	13,200	(139,128)
McEwen Mining, Inc.	114,700	(200,725)
Northern Dynasty Minerals Ltd.	49,300	(29,679)
Novagold Resources, Inc.	83,800	(495,258)
Osisko Gold Royalties Ltd.	21,200	(221,328)
Pan American Silver Corp.	22,700	(293,057)
Platinum Group Metals Ltd.	1,800	(2,358)
Pretium Resources, Inc.	77,400	(774,774)
Royal Gold, Inc.	1,200	(122,988)
Seabridge Gold, Inc.	13,700	(185,361)
Turquoise Hill Resources Ltd.	140,400	(174,096)
Uranium Energy Corp.	61,200	(83,844)
Vista Gold Corp.	4,800	(3,648)
Westwater Resources, Inc.	228	(1,334)

		(9,256,018)

Oil, Gas & Coal — (1.1)%
Andeavor Logistics LP (c)	30,631	(1,112,824)
Antero Midstream Corp.	214,400	(2,457,024)
Antero Resources Corp.	10,300	(56,959)
Apache Corp.	159,500	(4,620,715)
Approach Resources, Inc.	1,700	(493)
Archrock, Inc.	2,200	(23,320)
Basic Energy Services, Inc.	12,000	(22,800)
Baytex Energy Corp.	22,700	(34,958)
Berry Petroleum Corp.	2,200	(23,320)
Bonanza Creek Energy, Inc.	5,900	(123,192)
California Resources Corp.	14,610	(287,525)
Callon Petroleum Co.	180,700	(1,190,813)
CARBO Ceramics, Inc.	9,800	(13,230)
Carrizo Oil & Gas, Inc.	14,700	(147,294)
Chesapeake Energy Corp.	1,032,803	(2,013,966)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chevron Corp. (c)	14,200	$(1,767,048)
Cimarex Energy Co.	21,581	(1,280,401)
CNX Resources Corp.	17,200	(125,732)
Comstock Resources, Inc.	10,680	(59,488)
Concho Resources, Inc.	12,000	(1,238,160)
CONSOL Energy, Inc.	6,500	(172,965)
Contango Oil & Gas Co.	1,100	(1,914)
Crescent Point Energy Corp.	51,200	(168,960)
Delek US Holdings, Inc.	10,439	(422,988)
Denbury Resources, Inc.	37,600	(46,624)
Diamond Offshore Drilling, Inc.	16,700	(148,129)
Diamondback Energy, Inc.	52,100	(5,677,337)
Dril-Quip, Inc.	10,400	(499,200)
Earthstone Energy, Inc.	6,000	(36,720)
Enbridge, Inc.	76,822	(2,771,738)
Enerplus Corp.	5,000	(37,650)
EnLink Midstream LLC	35,200	(355,168)
Equitrans Midstream Corp.	73,400	(1,446,714)
Era Group, Inc.	1,000	(8,340)
Extraction Oil & Gas, Inc.	800	(3,464)
Exxon Mobil Corp. (c)	374,400	(28,690,272)
Flotek Industries, Inc.	28,300	(93,673)
Frank’s International NV	29,200	(159,432)
FTS International, Inc.	18,400	(102,672)
Gulfport Energy Corp.	95,900	(470,869)
Halcon Resources Corp.	79,600	(14,073)
Hess Corp.	65,100	(4,138,407)
HighPoint Resources Corp.	8,700	(15,834)
Jagged Peak Energy, Inc.	900	(7,443)
Keane Group, Inc.	36,000	(241,920)
Key Energy Services, Inc.	1,900	(4,275)
KLX Energy Services Holdings, Inc.	400	(8,172)
Laredo Petroleum, Inc.	168,900	(489,810)
Liberty Oilfield Services, Inc., Class A	13,000	(210,340)
Lilis Energy, Inc.	600	(366)
Marathon Oil Corp.	1,500	(21,315)
Marathon Petroleum Corp.	100	(5,588)
Matador Resources Co.	14,700	(292,236)
McDermott International, Inc.	159,166	(1,537,544)
Montage Resources Corp.	266	(1,623)
MPLX LP (c)	14,805	(476,573)
MRC Global, Inc.	18,200	(311,584)
Murphy Oil Corp.	13,600	(335,240)
Murphy USA, Inc.	2,400	(201,672)
Nabors Industries Ltd.	261,316	(757,816)
NCS Multistage Holdings, Inc.	3,800	(13,490)
New Concept Energy, Inc.	200	(368)
New Fortress Energy LLC	1,000	(11,710)
Nine Energy Service, Inc.	2,000	(34,660)
Noble Energy, Inc.	1,400	(31,360)
Northern Oil and Gas, Inc.	48,700	(93,991)
NOW, Inc.	9,200	(135,792)
Oasis Petroleum, Inc.	7,300	(41,464)
Obsidian Energy Ltd.	700	(833)
Oceaneering International, Inc.	7,300	(148,847)
Par Pacific Holdings, Inc.	6,000	(123,120)
Parsley Energy, Inc., Class A	1,100	(20,911)
PBF Energy, Inc., Class A	34,400	(1,076,720)
PDC Energy, Inc.	6,600	(237,996)
Phillips 66 (c)	34,576	(3,234,239)
Precision Drilling Corp.	3,600	(6,804)
ProPetro Holding Corp.	300	(6,210)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc.	3,900	$(20,748)
Range Resources Corp.	63,187	(441,045)
Ring Energy, Inc.	24,700	(80,275)
SAExploration Holdings, Inc.	3,800	(13,680)
SemGroup Corp., Class A	57,300	(687,600)
SM Energy Co.	57,800	(723,656)
Smart Sand, Inc.	18,000	(43,920)
Solaris Oilfield Infrastructure, Inc., Class A	12,800	(191,744)
Southwestern Energy Co.	123,300	(389,628)
SRC Energy, Inc.	77,200	(382,912)
Targa Resources Corp.	110,200	(4,326,452)
Tellurian, Inc.	74,500	(584,825)
TETRA Technologies, Inc.	22,200	(36,186)
Thermon Group Holdings, Inc.	1,200	(30,780)
Transocean Ltd.	17,167	(110,040)
Ultra Petroleum Corp.	34,400	(6,192)
US Silica Holdings, Inc.	66,100	(845,419)
VAALCO Energy, Inc.	700	(1,169)
W&T Offshore, Inc.	29,000	(143,840)
Whiting Petroleum Corp.	61,686	(1,152,294)
Williams Cos., Inc.	106,900	(2,997,476)
World Fuel Services Corp.	100	(3,596)
WPX Energy, Inc.	3,400	(39,134)
Zion Oil & Gas, Inc.	100	(34)

		(85,457,082)

Passenger Transportation — (0.1)%
Alaska Air Group, Inc.	4,700	(300,377)
American Airlines Group, Inc.	65,800	(2,145,738)
Hawaiian Holdings, Inc.	4,800	(131,664)
Spirit Airlines, Inc.	23,200	(1,107,336)
United Continental Holdings, Inc.	10,500	(919,275)

		(4,604,390)

Real Estate — (1.1)%
Acadia Realty Trust	15,300	(418,761)
Alexandria Real Estate Equities, Inc.	22,500	(3,174,525)
American Assets Trust, Inc.	6,400	(301,568)
American Campus Communities, Inc.	4,400	(203,104)
American Homes 4 Rent	600	(14,586)
American Tower Corp.	1,000	(204,450)
Americold Realty Trust	73,300	(2,376,386)
Apple Hospitality REIT, Inc.	25,300	(401,258)
Armada Hoffler Properties, Inc.	700	(11,585)
Ashford Hospitality Trust, Inc.	18,800	(55,836)
AvalonBay Communities, Inc.	7,900	(1,605,122)
Boston Properties, Inc.	19,600	(2,528,400)
Braemar Hotels & Resorts, Inc.	8,922	(88,328)
Brixmor Property Group, Inc.	77,000	(1,376,760)
Brookfield Property REIT, Inc., Class A	14,200	(268,238)
Camden Property Trust	9,300	(970,827)
CatchMark Timber Trust, Inc., Class A	11,800	(123,310)
CBL & Associates Properties, Inc.	80,200	(83,408)
CBRE Group, Inc.	5,500	(282,150)
Chatham Lodging Trust	11,500	(217,005)
Chesapeake Lodging Trust	1,600	(45,472)
City Office REIT, Inc.	10,300	(123,497)
Clipper Realty, Inc.	800	(8,944)
Colony Capital, Inc.	96,721	(483,605)
Colony Credit Real Estate, Inc.	14,400	(223,200)
Columbia Property Trust, Inc.	800	(16,592)
Community Healthcare Trust, Inc.	3,000	(118,230)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
CorePoint Lodging, Inc. REIT	500	$(6,195)
CoreSite Realty Corp.	3,300	(380,061)
Corporate Office Properties Trust	4,900	(129,213)
Crown Castle International Corp.	14,300	(1,864,005)
CubeSmart	34,800	(1,163,712)
Cushman & Wakefield plc	700	(12,516)
CyrusOne, Inc.	42,300	(2,441,556)
DiamondRock Hospitality Co.	82,300	(850,982)
Digital Realty Trust, Inc.	29,084	(3,425,804)
Douglas Emmett, Inc.	28,900	(1,151,376)
Easterly Government Properties, Inc.	14,100	(255,351)
Equity LifeStyle Properties, Inc.	13,000	(1,577,420)
Equity Residential	52,099	(3,955,356)
Essex Property Trust, Inc.	8,000	(2,335,440)
eXp World Holdings, Inc.	1,400	(15,582)
Extra Space Storage, Inc.	100	(10,610)
Farmland Partners, Inc.	7,800	(54,990)
Five Point Holdings LLC, Class A	700	(5,264)
Forestar Group, Inc.	218	(4,262)
Franklin Street Properties Corp.	1,000	(7,380)
Front Yard Residential Corp.	16,200	(197,964)
HCP, Inc.	98,400	(3,146,832)
Healthcare Realty Trust, Inc.	33,400	(1,046,088)
Healthcare Trust of America, Inc., Class A	42,000	(1,152,060)
Hersha Hospitality Trust	16,200	(267,948)
Highwoods Properties, Inc.	1,100	(45,430)
Hospitality Properties Trust	32,900	(822,500)
Howard Hughes Corp. (The)	2,000	(247,680)
Hudson Pacific Properties, Inc.	33,700	(1,121,199)
Independence Realty Trust, Inc.	23,200	(268,424)
Innovative Industrial Properties, Inc.	4,192	(517,963)
Iron Mountain, Inc.	10,300	(322,390)
iStar, Inc.	34,400	(427,248)
JBG SMITH Properties	27,100	(1,066,114)
Jernigan Capital, Inc.	5,200	(106,600)
Kilroy Realty Corp.	14,300	(1,055,483)
Kimco Realty Corp.	37,000	(683,760)
Kite Realty Group Trust	25,100	(379,763)
Lamar Advertising Co., Class A	6,200	(500,402)
Life Storage, Inc.	13,100	(1,245,548)
Mack-Cali Realty Corp.	19,500	(454,155)
Marcus & Millichap, Inc.	400	(12,340)
Mid-America Apartment Communities, Inc.	13,100	(1,542,656)
National Storage Affiliates Trust	300	(8,682)
New Senior Investment Group, Inc.	28,901	(194,215)
NorthStar Realty Europe Corp.	12,300	(202,089)
Office Properties Income Trust	12,973	(340,801)
Park Hotels & Resorts, Inc.	89,500	(2,466,620)
Pebblebrook Hotel Trust	64,600	(1,820,428)
Pennsylvania REIT	59,100	(384,150)
Physicians Realty Trust	54,900	(957,456)
Piedmont Office Realty Trust, Inc., Class A	15,100	(300,943)
PotlatchDeltic Corp.	20,121	(784,317)
Prologis, Inc.	2,000	(160,200)
Public Storage	19,400	(4,620,498)
Redfin Corp.	31,899	(573,544)
Regency Centers Corp.	37,000	(2,469,380)
RLJ Lodging Trust	2,900	(51,446)
RPT Realty	8,900	(107,779)
Sabra Health Care REIT, Inc.	41,590	(818,907)
Seritage Growth Properties	9,500	(408,120)
SITE Centers Corp.	38,850	(514,374)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
SL Green Realty Corp.	3,800	$(305,406)
Summit Hotel Properties, Inc.	6,900	(79,143)
Sun Communities, Inc.	4,000	(512,760)
UMH Properties, Inc.	100	(1,241)
Ventas, Inc.	42,500	(2,904,875)
VEREIT, Inc.	253,100	(2,280,431)
VICI Properties, Inc.	400	(8,816)
Vornado Realty Trust	10,400	(666,640)
Washington Prime Group, Inc.	137,400	(524,868)
Washington Real Estate Investment Trust	17,800	(475,794)
Welltower, Inc.	86,700	(7,068,651)
Wheeler Real Estate Investment Trust, Inc.	1,552	(2,157)
Whitestone REIT	11,200	(142,128)
Xenia Hotels & Resorts, Inc.	10,100	(210,585)

		(84,370,213)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc., Class A	46,800	(436,644)
Cinemark Holdings, Inc.	11,700	(422,370)
Drive Shack, Inc.	11,867	(55,656)
International Speedway Corp., Class A	2,300	(103,247)
OneSpaWorld Holdings Ltd.	3,000	(46,500)
St Joe Co.	5,300	(91,584)

		(1,156,001)

Renewable Energy — (0.0)%
Babcock & Wilcox Enterprises, Inc.	16,601	(0)
Ballard Power Systems, Inc.	43,600	(177,888)
FuelCell Energy, Inc.	2,029	(358)
Gevo, Inc.	6,263	(12,338)
Green Plains, Inc.	29,500	(318,010)
Hydrogenics Corp.	500	(7,425)
Pacific Ethanol, Inc.	2,200	(1,683)
Plug Power, Inc.	153,900	(346,275)
SolarEdge Technologies, Inc.	14,100	(880,686)
SunPower Corp.	52,900	(565,501)
Sunworks, Inc.	4,500	(2,452)
Taronis Technologies, Inc.	7,252	(1,088)

		(2,313,704)

Retail - Consumer Staples — (0.2)%
Blue Apron Holdings, Inc., Class A	3,546	(23,971)
Five Below, Inc.	2,702	(324,294)
Fred’s, Inc., Class A	17,146	(8,429)
Kroger Co. (The)	233,600	(5,071,456)
Rite Aid Corp.	14,988	(120,054)
Sprouts Farmers Market, Inc.	7,300	(137,897)
Walgreens Boots Alliance, Inc. (c)	239,660	(13,102,212)
Weis Markets, Inc.	200	(7,282)

		(18,795,595)

Retail - Discretionary — (0.7)%
Abercrombie & Fitch Co., Class A	42,500	(681,700)
Advance Auto Parts, Inc.	13,100	(2,019,234)
Asbury Automotive Group, Inc.	2,600	(219,284)
AutoNation, Inc.	2,400	(100,656)
Avis Budget Group, Inc.	300	(10,548)
Barnes & Noble, Inc.	31,000	(207,390)
Beacon Roofing Supply, Inc.	100	(3,672)
Bed Bath & Beyond, Inc.	23,400	(271,908)
Best Buy Co., Inc.	300	(20,919)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Big 5 Sporting Goods Corp.	5,417	$(10,563)
BlueLinx Holdings, Inc.	6,800	(134,708)
Buckle, Inc.	26,000	(450,060)
Burlington Stores, Inc.	55,300	(9,409,295)
Caleres, Inc.	17,500	(348,600)
Carvana Co.	39,400	(2,466,046)
Cato Corp., Class A	7,700	(94,864)
Chico’s FAS, Inc.	9,800	(33,026)
Children’s Place, Inc.	14,200	(1,354,396)
Conn’s, Inc.	800	(14,256)
Cool Holdings, Inc.	200	(324)
Designer Brands, Inc.	58,700	(1,125,279)
Destination Maternity Corp.	2,000	(2,640)
Dick’s Sporting Goods, Inc.	42,700	(1,478,701)
Dillard’s, Inc., Class A	1,800	(112,104)
FirstCash, Inc.	5,028	(502,901)
Floor & Decor Holdings, Inc., Class A	700	(29,330)
Foot Locker, Inc.	98,700	(4,137,504)
Gaia, Inc.	100	(758)
GameStop Corp., Class A	50,364	(275,491)
Gap, Inc.	53,900	(968,583)
Genesco, Inc.	100	(4,229)
Genuine Parts Co.	13,800	(1,429,404)
GNC Holdings, Inc., Class A	41,190	(61,785)
Group 1 Automotive, Inc.	4,100	(335,749)
Haverty Furniture Cos., Inc.	2,700	(45,981)
Hibbett Sports, Inc.	3,600	(65,520)
JC Penney Co., Inc.	205,100	(233,814)
Kohl’s Corp.	144,700	(6,880,485)
L Brands, Inc.	98,200	(2,563,020)
Lands’ End, Inc.	7,600	(92,872)
Lithia Motors, Inc., Class A	6,500	(772,070)
Macy’s, Inc.	3,100	(66,526)
MarineMax, Inc.	1,000	(16,440)
Michaels Cos., Inc. (The)	83,200	(723,840)
Monro, Inc.	1,100	(93,830)
National Vision Holdings, Inc.	1,300	(39,949)
Net Element, Inc.	1,925	(8,797)
Nordstrom, Inc.	32,899	(1,048,162)
Overstock.com, Inc.	31,700	(431,120)
Penske Automotive Group, Inc.	100	(4,730)
PetIQ, Inc.	7,200	(237,312)
PetMed Express, Inc.	2,500	(39,175)
Pier 1 Imports, Inc.	1,575	(11,860)
Qurate Retail, Inc.	109,366	(1,355,045)
RH	14,200	(1,641,520)
Ross Stores, Inc.	75,200	(7,453,824)
Sally Beauty Holdings, Inc.	65,500	(873,770)
Shoe Carnival, Inc.	1,500	(41,400)
Sleep Number Corp.	2,400	(96,936)
Sonic Automotive, Inc., Class A	2,500	(58,375)
Sportsman’s Warehouse Holdings, Inc.	4,200	(15,876)
Stage Stores, Inc.	5,000	(3,850)
Tailored Brands, Inc.	1,300	(7,501)
Tiffany & Co.	5,900	(552,476)
Urban Outfitters, Inc.	17,400	(395,850)
Vitamin Shoppe, Inc.	5,000	(19,700)
Williams-Sonoma, Inc.	14,700	(955,500)

		(55,163,033)

Semiconductors — (1.4)%
Adesto Technologies Corp.	2,000	(16,300)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Advanced Micro Devices, Inc.	895,900	$(27,208,483)
Analog Devices, Inc.	5,000	(564,350)
AVX Corp.	100	(1,660)
Broadcom, Inc.	96,338	(27,731,857)
Brooks Automation, Inc.	13,100	(507,625)
Cabot Microelectronics Corp.	2,500	(275,200)
Cirrus Logic, Inc.	1,200	(52,440)
Coherent, Inc.	9,500	(1,295,515)
Cypress Semiconductor Corp.	131,735	(2,929,786)
Entegris, Inc.	4,300	(160,476)
FormFactor, Inc.	839	(13,147)
Intel Corp.	263,600	(12,618,532)
KEMET Corp.	3,500	(65,835)
KLA-Tencor Corp.	54,775	(6,474,405)
Marvell Technology Group Ltd.	560,770	(13,385,580)
MaxLinear, Inc., Class A	10,440	(244,714)
Microchip Technology, Inc.	93,676	(8,121,709)
Micron Technology, Inc.	20,300	(783,377)
MKS Instruments, Inc.	19,100	(1,487,699)
Monolithic Power Systems, Inc.	800	(108,624)
MoSys, Inc.	2,391	(418)
NeoPhotonics Corp.	3,600	(15,048)
NVIDIA Corp.	30,900	(5,074,707)
ON Semiconductor Corp.	55,100	(1,113,571)
Power Integrations, Inc.	1,200	(96,216)
Qorvo, Inc.	19,223	(1,280,444)
Skyworks Solutions, Inc.	4,500	(347,715)
Texas Instruments, Inc.	6,400	(734,464)
Universal Display Corp.	7,000	(1,316,420)
US Gold Corp.	1,400	(1,442)
Xilinx, Inc.	900	(106,128)

		(114,133,887)

Software — (0.6)%
Allscripts Healthcare Solutions, Inc.	200	(2,326)
ANSYS, Inc.	2,100	(430,122)
Appian Corp.	10,200	(367,914)
Aspen Technology, Inc.	4,100	(509,548)
Avaya Holdings Corp.	37,500	(446,625)
Blackberry Ltd.	244,200	(1,821,732)
Bottomline Technologies de, Inc.	200	(8,848)
Castlight Health, Inc., Class B	7,300	(23,579)
Cerner Corp.	14,400	(1,055,520)
Cloudera, Inc.	2,271	(11,945)
DocuSign, Inc.	700	(34,797)
Envestnet, Inc.	700	(47,859)
Guidewire Software, Inc.	3,700	(375,106)
Ideanomics, Inc.	200	(492)
Inpixon	5,186	(3,286)
Instructure, Inc.	19,500	(828,750)
Microsoft Corp.	209,000	(27,997,640)
MTBC, Inc.	3,200	(16,160)
NantHealth, Inc.	3,700	(1,946)
Nuance Communications, Inc.	2,400	(38,328)
Omnicell, Inc.	100	(8,603)
Pareteum Corp.	99,562	(259,857)
Pegasystems, Inc.	6,400	(455,744)
PTC, Inc.	14,300	(1,283,568)
Q2 Holdings, Inc.	300	(22,908)
SailPoint Technologies Holding, Inc.	100	(2,004)
salesforce.com, Inc.	36	(5,462)
ShiftPixy, Inc.	600	(292)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
SITO Mobile Ltd.	700	$(550)
Sphere 3D Corp.	719	(1,129)
Splunk, Inc.	7,100	(892,825)
SS&C Technologies Holdings, Inc.	13,000	(748,930)
Tabula Rasa HealthCare, Inc.	5,000	(249,650)
Take-Two Interactive Software, Inc.	48,900	(5,551,617)
Teradata Corp.	2,200	(78,870)
Twilio, Inc.	7,839	(1,068,848)
USA Technologies, Inc.	4,100	(30,463)
Veritone, Inc.	129	(1,078)
VirnetX Holding Corp.	14,700	(91,287)
Zoom Video Communications, Inc., Class A	3,600	(319,644)
Zuora, Inc., Class A	1,400	(21,448)

		(45,117,300)

Specialty Finance — (0.2)%
AGNC Investment Corp.	10,162	(170,925)
Air Lease Corp.	5,600	(231,504)
Alliance Data Systems Corp.	1,171	(164,092)
Altisource Portfolio Solutions SA	2,200	(43,252)
Annaly Capital Management, Inc.	66,600	(608,058)
Arbor Realty Trust, Inc.	14,800	(179,376)
Arlington Asset Investment Corp., Class A	23,200	(159,616)
ARMOUR Residential REIT, Inc.	38,862	(724,388)
Blackstone Mortgage Trust, Inc., Class A	8,300	(295,314)
Capital One Financial Corp.	800	(72,592)
Capstead Mortgage Corp.	30,600	(255,510)
Chimera Investment Corp.	22,242	(419,706)
Credit Acceptance Corp.	800	(387,064)
Ellington Residential Mortgage REIT	100	(1,076)
Encore Capital Group, Inc.	10,000	(338,700)
Federal Agricultural Mortgage Corp., Class C	100	(7,266)
Flagstar Bancorp, Inc.	4,900	(162,386)
GATX Corp.	700	(55,503)
Hunt Cos. Finance Trust, Inc.	2,100	(7,161)
Ladder Capital Corp.	3,300	(54,813)
LendingClub Corp.	95,500	(313,240)
Marathon Patent Group, Inc.	4,725	(13,655)
Meta Financial Group, Inc.	200	(5,610)
MoneyGram International, Inc.	400	(988)
Mr Cooper Group, Inc.	61,291	(490,941)
Nelnet, Inc., Class A	700	(41,454)
New Residential Investment Corp.	6,300	(96,957)
Ocwen Financial Corp.	11,900	(24,633)
OneMain Holdings, Inc.	2,200	(74,382)
Orchid Island Capital, Inc.	34,000	(216,240)
PennyMac Financial Services, Inc.	500	(11,090)
PRA Group, Inc.	7,700	(216,678)
Redwood Trust, Inc.	1,600	(26,448)
Santander Consumer USA Holdings, Inc.	68,100	(1,631,676)
Square, Inc.	56,200	(4,076,186)
Total System Services, Inc.	3,799	(487,298)
Two Harbors Investment Corp.	102,900	(1,303,743)
Walker & Dunlop, Inc.	1,000	(53,210)
Western Union Co.	19,300	(383,877)

		(13,806,608)

Technology Services — (0.2)%
Accenture PLC, Class A	16,500	(3,048,705)
Broadridge Financial Solutions, Inc.	4,300	(549,024)
Cognizant Technology Solutions Corp., Class A	1,800	(114,102)
CoreLogic, Inc.	1,400	(58,562)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Equifax, Inc.	1,200	$(162,288)
EVERTEC, Inc.	1,400	(45,780)
FactSet Research Systems, Inc.	2,800	(802,368)
Globant SA	1,400	(141,470)
Insight Enterprises, Inc.	200	(11,640)
LiveRamp Holdings, Inc.	3,500	(169,680)
MarketAxess Holdings, Inc.	13,500	(4,339,170)
Medidata Solutions, Inc.	4,000	(362,040)
Riot Blockchain, Inc.	13,900	(43,646)
Thomson Reuters Corp.	26,941	(1,736,617)
Unisys Corp.	3,500	(34,020)

		(11,619,112)

Telecommunications — (0.2)%
AT&T, Inc.	810	(27,143)
CenturyLink, Inc.	331,372	(3,896,935)
Cincinnati Bell, Inc.	3,949	(19,547)
Consolidated Communications Holdings, Inc.	39,176	(193,138)
Frontier Communications Corp.	17,180	(30,065)
GCI Liberty, Inc., Class A	13,669	(840,097)
Globalstar, Inc.	125,000	(60,000)
Gogo, Inc.	1,400	(5,572)
GTT Communications, Inc.	17,500	(308,000)
HC2 Holdings, Inc.	7,500	(17,700)
Intelsat SA	23,200	(451,240)
Iridium Communications, Inc.	14,900	(346,574)
NII Holdings, Inc.	34,623	(58,513)
Sprint Corp.	160,900	(1,057,113)
T-Mobile US, Inc.	100	(7,414)
Verizon Communications, Inc.	214,800	(12,271,524)
Vonage Holdings Corp.	1,200	(13,596)

		(19,604,171)

Transportation & Logistics — (0.0)%
Atlas Air Worldwide Holdings, Inc.	100	(4,464)
CryoPort, Inc.	4,400	(80,608)
DHT Holdings, Inc.	19,400	(114,654)
Dorian LPG Ltd.	4,900	(44,198)
FedEx Corp.	2,200	(361,218)
Genco Shipping & Trading Ltd.	400	(3,376)
Genesee & Wyoming, Inc., Class A	13,600	(1,360,000)
Hornbeck Offshore Services, Inc.	8,300	(10,375)
International Seaways, Inc.	1,600	(30,400)
Kirby Corp.	400	(31,600)
Knight-Swift Transportation Holdings, Inc.	1,200	(39,408)
Landstar System, Inc.	200	(21,598)
Macquarie Infrastructure Co. LLC	4,300	(174,322)
Matson, Inc.	400	(15,540)
Navigator Holdings Ltd.	5,200	(48,672)
Nordic American Tankers Ltd.	30,300	(70,902)
Scorpio Bulkers, Inc.	20,000	(92,000)
Sino-Global Shipping America Ltd.	2,221	(1,555)
Teekay Corp.	37,300	(128,312)
Teekay Tankers Ltd., Class A	56,900	(72,832)
US Xpress Enterprises, Inc., Class A	400	(2,056)
XPO Logistics, Inc.	11,700	(676,377)

		(3,384,467)

Transportation Equipment — (0.0)%
Navistar International Corp.	17,500	(602,875)
REV Group, Inc.	1,100	(15,851)
WABCO Holdings, Inc.	6,700	(888,420)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Wabtec Corp.	16,575	$(1,189,422)
Workhorse Group, Inc.	12,530	(36,838)

		(2,733,406)

Utilities — (0.4)%
AES Corp.	99,200	(1,662,592)
Allete, Inc.	1,800	(149,778)
Ameren Corp.	2,400	(180,264)
American Electric Power Co., Inc.	18,900	(1,663,389)
American States Water Co., Inc.	5,300	(398,772)
Aqua America, Inc.	6,800	(281,316)
Atmos Energy Corp.	9,400	(992,264)
Avista Corp.	1,400	(62,440)
Black Hills Corp.	6,900	(539,373)
California Water Service Group	5,600	(283,528)
Clearway Energy, Inc.	12,800	(215,808)
Dominion Resources, Inc.	53,900	(4,167,548)
El Paso Electric Co.	7,500	(490,500)
Entergy Corp.	6,400	(658,752)
Evergy, Inc.	46,000	(2,766,900)
Eversource Energy	14,100	(1,068,216)
Genie Energy Ltd., Class B	1,500	(15,975)
Hawaiian Electric Industries, Inc.	5,397	(235,040)
MGE Energy, Inc.	1,200	(87,696)
National Fuel Gas Co.	100	(5,275)
New Jersey Resources Corp.	17,500	(870,975)
NextEra Energy, Inc.	6,100	(1,249,646)
NorthWestern Corp.	9,100	(656,565)
NRG Energy, Inc.	100	(3,512)
OGE Energy Corp.	57,700	(2,455,712)
ONE Gas, Inc.	1,100	(99,330)
Ormat Technologies, Inc.	5,100	(323,289)
Pattern Energy Group, Inc.	33,700	(778,133)
PNM Resources, Inc.	1,200	(61,092)
Sempra Energy	2,100	(288,624)
South Jersey Industries, Inc.	26,700	(900,591)
Spark Energy, Inc., Class A	1,600	(17,904)
Spire, Inc.	6,100	(511,912)
Vistra Energy Corp.	163,100	(3,692,584)
WEC Energy Group, Inc.	56,571	(4,716,324)
Xcel Energy, Inc.	1,900	(113,031)

		(32,664,650)

Waste & Environmental Services & Equipment — (0.0)%
Alexco Resource Corp.	4,600	(5,244)
Aqua Metals, Inc.	15,200	(25,384)
Clean Harbors, Inc.	1,000	(71,100)
Energy Recovery, Inc.	9,700	(101,074)
Lightbridge Corp.	3,484	(2,314)
LiqTech International, Inc.	100	(991)
Stericycle, Inc.	6,400	(305,600)

		(511,707)

Total North America		(1,241,386,604)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	138	(19)

Banking — (0.0)%
Westpac Banking Corp., ADR	13,500	(269,055)

Total Oceania		(269,074)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	30,900	$(622,017)

Banking — (0.0)%
Banco Bradesco SA, ADR	219,831	(2,158,740)
Banco Santander Brasil SA, ADR	24,100	(286,067)
Banco Santander Chile, ADR	7,600	(227,392)
Bancolombia SA, ADR	12,000	(612,480)
Grupo Aval Acciones y Valores SA, ADR	1,800	(14,346)
Itau CorpBanca, ADR	200	(2,500)

		(3,301,525)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	5,400	(43,578)

Forest & Paper Products — (0.0)%
Suzano de Papel e Celulose, ADR	300	(5,109)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA, ADR	16,000	(68,960)
Vale SA, ADR	4,900	(65,856)

		(134,816)

Media — (0.0)%
Liberty Latin America Ltd., Class C	21,800	(374,742)

Metals & Mining — (0.0)%
Nexa Resources SA	3,800	(36,442)
Southern Copper Corp.	13,800	(536,130)

		(572,572)

Oil, Gas & Coal — (0.1)%
Ecopetrol SA, ADR	22,500	(411,525)
Petroleo Brasileiro SA, ADR	311,200	(4,845,384)
Transportadora de Gas del Sur SA, ADR	1,400	(20,244)
Ultrapar Participacoes SA, ADR	10,200	(53,448)

		(5,330,601)

Passenger Transportation — (0.0)%
Avianca Holdings SA, ADR	300	(1,164)
Azul SA, ADR	300	(10,032)
Latam Airlines Group SA, ADR	20,200	(189,274)

		(200,470)

Retail - Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	2,800	(68,544)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	136,000	(5,299,920)
StoneCo Ltd., A Shares	52,000	(1,538,160)

		(6,838,080)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	30,900	(402,318)
Tim Participacoes SA, ADR	900	(13,473)

		(415,791)

Utilities — (0.0)%
Central Puerto SA, ADR	2,900	(26,883)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,600	(31,642)
Cia Paranaense de Energia, ADR	5,800	(73,660)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares	Value
Pampa Energia SA, ADR	14,400	$(499,248)

		(631,433)

Total South America		(18,539,278)

TOTAL COMMON STOCK (PROCEEDS $1,430,398,526)		(1,439,693,146)

EXCHANGE-TRADED FUNDS — (0.6)%
Invesco QQQ Trust Series 1	10,400	(1,942,096)
iShares MSCI China ETF (c)	129,586	(7,703,888)
KraneShares CSI China Internet ETF (c)	548,150	(24,091,192)
VanEck Vectors Gold Miners ETF (c)	326,000	(8,332,560)
VanEck Vectors Semiconductor ETF (c)	34,476	(3,798,566)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $43,251,048)		(45,868,302)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (0.4)%
North America — ((0.4))%
Collateralized Mortgage Obligation (Residential) — (0.4)%
Government National Mortgage Association, 3.00%, 07/01/49 (c),(n)	$31,773,000	(32,502,762)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $32,242,148)		(32,502,762)

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — (0.2)%
North America — (0.2)%
Government National Mortgage Association (c),(n)	16,274,000	(16,804,174)

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (PROCEEDS $16,726,621)		(16,804,174)

Security Description	Shares	Value
WARRANT — (0.0)%
Galectin Therapeutics, Inc., Warrants (Proceeds $0) (o)	1,340	0

TOTAL SECURITIES SOLD SHORT— (19.2)% (PROCEEDS $1,522,618,343)		(1,534,868,384)

Footnote Legend:

(a)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(b)	Non-income producing.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2019.

(f)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)	Non-interest bearing bond.
(h)	Security is valued using significant unobservable inputs.
(i)	All or a portion of the security represents an unsettled loan commitment at June 30, 2019 where the rate will be determined at time of settlement.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2019. Maturity date presented is the ultimate maturity.
(n)	When issued or delayed delivery security included.
(o)	Security considered illiquid.
(p)	Rate disclosed, the 7 day net yield, is as of June 30, 2019.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(q)	Assets, other than investments in securities, less liabilities other than securities sold short.
(r)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP, GCM Equity Master Fund LP, EJF Debt Opportunities Offshore Fund, Ltd. and Aeolus Property Catastrophe Keystone PF Fund LP are 6/1/2016, 11/9/2015, 6/1/2018, 9/4/2018 and 1/2/2019, respectively.

Options Written Contracts Outstanding at June 30, 2019

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Vivendi SA	26.00 EUR	12/20/19	492	(1,191,132)	$(62,764)	$(44,756)	$18,008

Exchange-Traded Put Options Written
Renault SA	50.00 EUR	07/19/19	98	(541,842)	$(26,360)	$(2,117)	$24,243
Vivendi SA	25.00 EUR	09/20/19	492	(1,191,132)	(72,314)	(80,002)	(7,688)
Vivendi SA	24.00 EUR	08/16/19	492	(1,191,132)	(39,163)	(36,924)	2,239
Vivendi SA	23.00 EUR	12/20/19	492	(1,191,132)	(64,980)	(54,827)	10,153

					$(202,817)	$(173,870)	$28,947

Total Options Written Outstanding					$(265,581)	$(218,626)	$46,955

Reverse Repurchase Agreements Outstanding at June 30, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	2.70%	03/26/19	08/20/20	$2,017,658	$2,031,882
Barclays Bank plc	2.70%	04/03/19	08/28/20	2,029,693	2,042,785
Barclays Bank plc	2.70%	02/11/19	07/08/20	18,617,833	18,809,131
Barclays Bank plc	2.70%	02/28/19	07/27/20	5,727,805	5,779,355
Barclays Bank plc	2.70%	04/09/19	08/20/20	1,604,902	1,614,531
Barclays Bank plc	2.75%	05/01/19	09/25/19	8,637,995	8,676,266
BNP Paribas Securities Corp.	3.40%	06/21/19	07/19/19	3,068,000	3,070,321
Credit Suisse Securities (USA) LLC	1.50%	05/31/19	08/30/19	33,420,511	33,460,565
Goldman Sachs Bank USA	3.25%	06/13/19	07/10/19	15,075,000	15,096,783
Goldman Sachs Bank USA	3.25%	06/13/19	07/10/19	11,037,000	11,052,948
Goldman Sachs Bank USA	3.25%	06/25/19	07/24/19	28,379,000	28,389,261
Goldman Sachs Bank USA	3.25%	06/25/19	07/24/19	44,712,000	44,728,167
Goldman Sachs Bank USA	3.25%	06/25/19	07/24/19	24,577,000	24,585,886
Goldman Sachs Bank USA	3.25%	06/25/19	07/24/19	13,089,000	13,093,733
Goldman Sachs Bank USA	3.25%	06/25/19	07/24/19	25,385,000	25,394,178
Goldman Sachs Bank USA	3.25%	06/25/19	07/24/19	2,762,000	2,762,999
Goldman Sachs Bank USA	3.28%	06/04/19	07/10/19	2,596,000	2,601,913
Goldman Sachs Bank USA	3.40%	06/25/19	07/24/19	3,194,000	3,195,208
HSBC Bank PLC	0.68%	04/18/19	06/20/20	30,827,059	30,864,797
HSBC Bank PLC	4.32%	05/20/19	05/18/23	5,928,572	5,957,027
HSBC Bank PLC	4.32%	05/20/19	05/19/20	5,928,572	5,957,027
HSBC Bank PLC	4.32%	05/20/19	11/21/22	5,928,572	5,957,027
HSBC Bank PLC	4.32%	05/20/19	05/19/21	5,928,571	5,957,026
HSBC Bank PLC	4.32%	05/20/19	11/19/21	5,928,571	5,957,026
HSBC Bank PLC	4.32%	05/20/19	05/19/22	5,928,571	5,957,026
HSBC Bank PLC	4.32%	05/20/19	11/19/20	5,928,571	5,957,026
JPMorgan Chase Bank, N.A.	2.50%	04/01/19	08/26/20	6,490,461	6,530,125
JPMorgan Chase Bank, N.A.	2.60%	06/14/19	11/10/20	4,789,299	4,793,450
JPMorgan Chase Bank, N.A.	2.75%	04/03/19	08/28/20	1,437,253	1,446,695
JPMorgan Chase Bank, N.A.	2.75%	04/03/19	08/28/20	982,789	989,245
JPMorgan Chase Bank, N.A.	2.80%	06/25/19	07/08/19	16,180,690	16,184,465
JPMorgan Chase Bank, N.A.	2.80%	05/01/19	09/25/19	8,130,278	8,166,955
JPMorgan Chase Bank, N.A.	2.80%	04/05/19	09/01/20	10,974,600	11,044,594
JPMorgan Chase Bank, N.A.	2.80%	06/25/19	07/08/19	8,801,320	8,803,374
JPMorgan Chase Bank, N.A.	2.85%	04/08/19	09/03/20	16,071,373	16,173,158
JPMorgan Chase Bank, N.A.	2.85%	04/08/19	09/03/20	24,444,693	24,599,509

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	2.85%	04/08/19	09/03/20	$5,425,690	$5,460,053
JPMorgan Chase Bank, N.A.	2.85%	04/03/19	08/28/20	14,538,293	14,637,275
JPMorgan Chase Bank, N.A.	2.90%	05/13/19	10/07/20	16,967,813	17,030,688
JPMorgan Chase Bank, N.A.	3.25%	06/28/19	07/26/19	4,252,000	4,252,000
JPMorgan Chase Bank, N.A.	3.25%	06/28/19	07/26/19	3,875,000	3,875,000
JPMorgan Chase Bank, N.A.	3.25%	06/28/19	07/26/19	8,507,000	8,507,000
JPMorgan Chase Bank, N.A.	3.35%	06/28/19	07/26/19	4,475,000	4,475,000
JPMorgan Chase Bank, N.A.	3.45%	06/28/19	07/26/19	7,468,000	7,468,000
JPMorgan Chase Bank, N.A.	3.50%	06/21/19	07/19/19	7,741,000	7,747,028
JPMorgan Chase Bank, N.A.	3.55%	06/21/19	07/19/19	6,419,000	6,424,070
JPMorgan Chase Bank, N.A.	3.55%	06/21/19	07/19/19	14,832,000	14,843,715
JPMorgan Chase Bank, N.A.	3.55%	06/21/19	07/19/19	3,806,000	3,809,006
JPMorgan Chase Bank, N.A.	3.60%	06/28/19	07/26/19	5,143,000	5,143,000
JPMorgan Chase Bank, N.A.	3.60%	06/28/19	07/26/19	6,899,000	6,899,000
JPMorgan Chase Bank, N.A.	3.65%	06/21/19	07/19/19	8,038,000	8,044,528
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.28%	05/30/19	07/01/19	8,133,000	8,155,226
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.33%	05/29/19	07/01/19	4,172,000	4,183,956
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.41%	06/11/19	07/11/19	7,357,000	7,369,552
RBC (Barbados) Trading Bank Corporation	3.13%	06/21/19	07/23/19	7,554,000	7,559,260
RBC (Barbados) Trading Bank Corporation	3.13%	06/21/19	07/23/19	5,964,000	5,968,153
RBC (Barbados) Trading Bank Corporation	3.28%	06/21/19	07/23/19	993,000	993,725
RBC (Barbados) Trading Bank Corporation	3.28%	06/21/19	07/23/19	1,139,000	1,139,831
RBC (Barbados) Trading Bank Corporation	3.28%	06/21/19	07/23/19	749,000	749,547
RBC (Barbados) Trading Bank Corporation	3.28%	06/21/19	07/23/19	1,626,000	1,627,186
RBC (Barbados) Trading Bank Corporation	3.28%	06/21/19	07/23/19	1,582,000	1,583,154
RBC (Barbados) Trading Bank Corporation	3.28%	06/21/19	07/23/19	2,157,000	2,158,574
RBC (Barbados) Trading Bank Corporation	3.31%	06/12/19	07/12/19	753,000	754,178
RBC (Barbados) Trading Bank Corporation	3.31%	06/12/19	07/12/19	3,329,000	3,334,209
RBC (Barbados) Trading Bank Corporation	3.32%	06/07/19	07/09/19	560,000	561,136
RBC (Barbados) Trading Bank Corporation	3.32%	06/07/19	07/09/19	1,281,000	1,283,598
RBC (Barbados) Trading Bank Corporation	3.33%	06/21/19	07/23/19	28,717,000	28,738,272
RBC (Barbados) Trading Bank Corporation	3.33%	06/21/19	07/23/19	2,239,000	2,240,659
RBC (Barbados) Trading Bank Corporation	3.35%	06/27/19	07/30/19	8,861,000	8,862,651
RBC (Barbados) Trading Bank Corporation	3.35%	06/27/19	07/30/19	13,894,000	13,896,589
RBC (Barbados) Trading Bank Corporation	3.38%	06/05/19	07/08/19	14,757,000	14,790,251
RBC (Barbados) Trading Bank Corporation	3.59%	06/19/19	07/18/19	9,503,000	9,512,477
RBC (Barbados) Trading Bank Corporation	3.65%	06/27/19	07/30/19	1,831,000	1,831,372
RBC (Barbados) Trading Bank Corporation	3.67%	06/07/19	07/09/19	974,000	976,184
Royal Bank of Canada	3.28%	05/03/19	08/02/19	2,598,000	2,611,474
Royal Bank of Canada	3.40%	06/04/19	09/04/19	5,993,000	6,007,161
Royal Bank of Canada	3.40%	06/04/19	09/04/19	6,277,000	6,291,832
Royal Bank of Canada	3.45%	06/04/19	09/04/19	2,823,000	2,829,768
Royal Bank of Canada	3.48%	05/24/19	08/02/19	1,738,000	1,743,369
Royal Bank of Canada	3.63%	05/03/19	08/02/19	12,537,000	12,608,967
Royal Bank of Canada	3.65%	06/04/19	09/04/19	6,906,000	6,923,517
Royal Bank of Canada	3.65%	06/04/19	09/04/19	6,039,000	6,054,318
Royal Bank of Canada	3.65%	06/04/19	09/04/19	1,031,000	1,033,615
Royal Bank of Canada	3.65%	06/04/19	09/04/19	2,920,000	2,927,406
Royal Bank of Canada	3.68%	05/03/19	08/02/19	4,831,000	4,859,114
Royal Bank of Canada	3.68%	05/03/19	08/02/19	4,655,000	4,682,090
Royal Bank of Canada	3.68%	05/03/19	08/02/19	1,879,000	1,889,935
Royal Bank of Canada	3.68%	05/03/19	08/02/19	2,354,000	2,367,699
Royal Bank of Canada	3.70%	04/04/19	07/02/19	7,414,000	7,479,574
Royal Bank of Canada	3.73%	05/03/19	08/02/19	2,924,000	2,941,248
Royal Bank of Canada	3.73%	05/30/19	08/02/19	5,345,000	5,361,041
Royal Bank of Canada	3.73%	05/03/19	08/02/19	6,944,000	6,984,961
Royal Bank of Canada	3.75%	04/04/19	07/02/19	2,685,000	2,709,068
Royal Bank of Canada	3.85%	04/04/19	07/02/19	5,077,000	5,123,723

Total Reverse Repurchase Agreements Outstanding				$756,042,008	$757,996,447

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Futures Contracts Outstanding at June 30, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Futures
Aluminum	758	LME	33,611,095 USD	08/21/19	$361,518
Aluminum	514	LME	23,159,519 USD	07/17/19	(257,607)
Aluminum	853	LME	38,473,872 USD	09/18/19	(83,541)
Amsterdam Index	83	Euronext	9,294,518 EUR	07/19/19	19,239
Australian 10-Year Bond	724	SFE	103,509,445 AUD	09/16/19	346,285
Australian dollar Currency	6,264	CME	436,122,760 USD	09/16/19	4,612,280
BIST 30	319	ISE	3,954,885 TRY	08/29/19	6,321
Brent Crude	40	ICE	2,767,161 USD	10/31/19	(215,161)
Brent Crude	307	ICE	18,825,541 USD	07/31/19	1,049,639
British Pound Currency	2,169	CME	172,904,189 USD	09/16/19	(75,558)
CAC40 Index	1,111	Euronext	60,603,193 EUR	07/19/19	987,500
Canadian 10-Year Bond	670	CDE	94,542,053 CAD	09/19/19	932,417
Copper	82	COMEX	5,590,365 USD	09/26/19	(27,690)
Copper	92	LME	13,945,635 USD	08/21/19	(159,435)
Copper	59	LME	9,556,276 USD	07/17/19	(718,076)
Copper	62	LME	9,229,464 USD	09/18/19	64,336
Crude Palm Oil	235	MYX	11,895,112 MYR	09/13/19	(104,776)
DAX Index	279	Eurex	84,845,340 EUR	09/20/19	1,774,968
E-mini Russell 2000	161	CME	12,329,254 USD	09/20/19	285,901
Euro Stoxx 50	73	Eurex	2,513,503 EUR	09/20/19	18,963
Euro-Bund	1,458	Eurex	249,566,194 EUR	09/06/19	2,602,510
FTSE 100 Index	294	ICE	21,654,332 GBP	09/20/19	13,371
FTSE/MIB Index	69	IDEM	7,271,914 EUR	09/20/19	30,594
Gasoline RBOB	149	NYMEX	10,668,506 USD	07/31/19	1,200,417
Gold 100 Oz	324	COMEX	41,835,510 USD	08/28/19	3,968,370
Hang Seng China Enterprises Index	120	HKFE	64,082,174 HKD	07/30/19	118,774
Hang Seng Index	131	HKFE	184,707,698 HKD	07/30/19	256,033
Japan 10-Year Bond	3	OSE	460,848,061 JPY	09/12/19	6,511
KOSPI 200 Index	110	KRX FM	7,468,902,500 KRW	09/11/19	162,038
Lead	528	LME	24,429,063 USD	08/21/19	1,060,137
Lead	335	LME	15,678,144 USD	07/17/19	447,918
Lead	170	LME	8,138,526 USD	09/18/19	72,474
Long Gilt	211	ICE	27,182,528 GBP	09/26/19	394,665
MSCI Singapore Index	201	SGX	7,514,065 SGD	07/30/19	64,116
MSCI Taiwan Index	246	SGX	9,430,120 USD	07/30/19	77,780
Natural Gas	900	NYMEX	20,905,643 USD	08/28/19	(367,643)
Natural Gas	634	NYMEX	14,834,836 USD	07/29/19	(202,116)
New Zealand Dollar Currency	67	CME	4,407,780 USD	09/16/19	99,310
Nickel	255	LME	18,169,462 USD	08/21/19	1,224,818
Nickel	260	LME	20,352,504 USD	07/17/19	(634,104)
Nickel	148	LME	10,572,146 USD	09/18/19	709,894
NY Harbor ULSD	171	NYMEX	13,185,874 USD	07/31/19	742,897
OMXS30 Index	1,299	Nasdaq OMX	207,952,921 SEK	07/19/19	278,103
Platinum	86	NYMEX	3,518,743 USD	10/29/19	97,987
S&P 500 E-mini	212	CME	30,783,993 USD	09/20/19	424,527
S&P/TSX 60 Index	33	CDE	6,412,290 CAD	09/19/19	30,950
Silver	121	COMEX	9,371,474 USD	09/26/19	(90,169)
SPI 200	450	SFE	73,426,533 AUD	09/19/19	254,294
Swiss Market Index	244	Eurex	24,227,921 CHF	09/20/19	(191,151)
TOPIX Index	525	OSE	8,132,471,241 JPY	09/12/19	95,337
U.S. Treasury 10-Year Note	6,274	CBOT	792,636,468 USD	09/19/19	10,239,470
U.S. Treasury Long Bond	28	CBOT	4,230,678 USD	09/19/19	125,947

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
WTI Crude	23	NYMEX	1,448,707 USD	11/20/19	$(115,167)
WTI Crude	86	NYMEX	4,458,308 USD	11/20/20	274,272
WTI Crude	401	NYMEX	21,210,387 USD	07/22/19	2,236,083
Zinc	2	LME	129,133 USD	08/21/19	(3,783)
Zinc	116	LME	8,017,182 USD	07/17/19	(636,682)
Zinc	65	LME	4,120,492 USD	09/18/19	(56,367)

					$33,829,938

Short Futures
90 Day Eurodollar	44	CME	10,730,153 USD	12/16/19	$(59,747)
90 Day Eurodollar	48	CME	11,695,962 USD	09/16/19	(63,438)
90 Day Eurodollar	31	CME	7,582,000 USD	03/16/20	(35,475)
90 Day Eurodollar	12	CME	2,923,469 USD	09/19/22	(25,081)
90 Day Eurodollar	12	CME	2,921,801 USD	06/13/22	(27,799)
90 Day Eurodollar	8	CME	1,948,392 USD	12/19/22	(16,609)
90 Day Eurodollar	2	CME	489,470 USD	06/19/23	(1,430)
90 Day Eurodollar	8	CME	1,950,623 USD	03/14/22	(16,577)
90 Day Eurodollar	8	CME	1,940,129 USD	12/18/23	(21,771)
90 Day Eurodollar	8	CME	1,948,042 USD	03/13/23	(16,359)
90 Day Eurodollar	16	CME	3,900,933 USD	06/15/20	(34,267)
90 Day Eurodollar	14	CME	3,405,726 USD	03/15/21	(40,724)
90 Day Eurodollar	17	CME	4,151,881 USD	09/14/20	(32,032)
90 Day Eurodollar	23	CME	5,588,023 USD	12/14/20	(72,564)
90 Day Eurodollar	15	CME	3,652,498 USD	06/14/21	(39,002)
90 Day Eurodollar	10	CME	2,436,244 USD	12/13/21	(23,381)
90 Day Eurodollar	14	CME	3,410,401 USD	09/13/21	(34,299)
90 Day Eurodollar	1	CME	245,022 USD	06/17/24	(3)
90 Day Eurodollar	2	CME	489,095 USD	03/18/24	(1,180)
90 Day Sterling	3	ICE	371,148 GBP	09/18/19	(1,154)
90 Day Sterling	4	ICE	494,547 GBP	12/18/19	(1,750)
90 Day Sterling	3	ICE	370,798 GBP	03/18/20	(1,670)
90 Day Sterling	3	ICE	370,660 GBP	06/17/20	(1,939)
90 Day Sterling	3	ICE	370,535 GBP	09/16/20	(2,122)
Aluminum	758	LME	34,277,918 USD	08/21/19	305,305
Aluminum	514	LME	23,962,293 USD	07/17/19	1,060,381
Aluminum	751	LME	33,412,758 USD	09/18/19	(386,935)
Australian 10-Year Bond	3,947	SFE	562,223,574 AUD	09/16/19	(3,344,208)
Australian dollar Currency	118	CME	8,180,729 USD	09/16/19	(121,751)
British Pound Currency	405	CME	32,246,477 USD	09/16/19	(24,429)
CAC40 Index	15	Euronext	804,731 EUR	07/19/19	(28,677)
Canadian Dollar Currency	1,144	CME	86,229,643 USD	09/17/19	(1,349,277)
CBOE Volatility Index	129	CFE	2,101,555 USD	07/17/19	98,830
Copper	92	LME	13,540,140 USD	08/21/19	(246,060)
Copper	59	LME	8,976,011 USD	07/17/19	137,811
Copper	62	LME	9,215,874 USD	09/18/19	(77,926)
DAX Index	42	Eurex	12,885,670 EUR	09/20/19	(138,419)
Euro BUXL 30-Year Bond	22	Eurex	4,323,413 EUR	09/06/19	(159,634)
Euro FX Currency	1,388	CME	197,320,080 USD	09/16/19	(1,276,695)
Euro Stoxx 50	7,101	Eurex	241,421,135 EUR	09/20/19	(5,343,831)
Euro-Bund	786	Eurex	135,094,261 EUR	09/06/19	(772,522)
FTSE 100 Index	219	ICE	16,100,307 GBP	09/20/19	(48,007)
Japanese Yen Currency	839	CME	97,497,893 USD	09/16/19	(360,970)
Lead	528	LME	24,127,624 USD	08/21/19	(1,361,576)
Lead	335	LME	15,651,143 USD	07/17/19	(474,919)
Lead	170	LME	8,052,337 USD	09/18/19	(158,664)
Long Gilt	1,070	ICE	139,034,302 GBP	09/26/19	(491,087)
Natural Gas	900	NYMEX	24,051,515 USD	02/26/20	633,514
Nickel	255	LME	18,057,167 USD	08/21/19	(1,337,113)
Nickel	260	LME	18,492,708 USD	07/17/19	(1,225,692)
Nickel	82	LME	6,057,628 USD	09/18/19	(193,232)
S&P 500	87	CME	62,986,227 USD	09/19/19	(1,050,123)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
S&P 500 E-mini	1,588	CME	229,974,518 USD	09/20/19	$(3,794,962)
S&P/TSX 60 Index	282	CDE	54,942,474 CAD	09/19/19	(152,576)
Swiss Franc Currency	965	CME	122,374,063 USD	09/16/19	(2,135,062)
U.S. Treasury 10-Year Note	34	CBOT	4,280,589 USD	09/19/19	(70,348)
Zinc	2	LME	131,442 USD	08/21/19	6,092
Zinc	116	LME	8,353,855 USD	07/17/19	973,355

					$(23,479,780)

Total Futures Contracts Outstanding					$10,350,158

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	33,531,609	USD	735,342	Barclays Bank plc	07/18/19	$34,772
ARS	78,914,080	USD	1,730,572	JPMorgan Chase Bank, N.A.	07/18/19	81,833
ARS	53,113,176	USD	1,165,529	HSBC Bank plc	07/18/19	54,311
BRL	64,732,562	USD	16,039,189	Barclays Bank plc	07/02/19	818,469
BRL	64,732,562	USD	16,891,749	Barclays Bank plc	07/02/19	(34,092)
BRL	64,732,562	USD	16,824,577	Barclays Bank plc	08/02/19	(13,327)
CHF	464,654	USD	475,341	Morgan Stanley & Co. LLC	09/18/19	3,974
CHF	815,958	USD	841,038	Morgan Stanley & Co. LLC	09/18/19	665
COP	45,507,679,286	USD	13,323,870	JPMorgan Chase Bank, N.A.	09/18/19	790,320
EUR	35,000,000	CHF	38,868,120	State Street Bank and Trust Company	07/26/19	(29,251)
EUR	20,000,000	GBP	17,880,042	State Street Bank and Trust Company	07/26/19	53,208
EUR	2,000,000	HKD	17,846,200	State Street Bank and Trust Company	07/26/19	(6,179)
EUR	136,932	USD	155,890	Morgan Stanley & Co. LLC	09/18/19	767
EUR	624,403	USD	705,656	Morgan Stanley & Co. LLC	09/18/19	8,693
EUR	210,515	USD	241,052	Morgan Stanley & Co. LLC	09/18/19	(212)
EUR	1,659,671	USD	1,902,802	State Street Bank and Trust Company	09/16/19	(4,371)
GBP	60,685	USD	77,487	Morgan Stanley & Co. LLC	09/18/19	(153)
GBP	307,479	USD	391,889	Morgan Stanley & Co. LLC	09/18/19	(51)
GBP	304,509	USD	386,265	Morgan Stanley & Co. LLC	09/18/19	1,787
IDR	74,357,307,058	USD	5,114,686	Morgan Stanley & Co. International PLC	09/18/19	99,535
INR	9,327,506	USD	132,644	Barclays Bank plc	09/18/19	1,305
INR	326,656,000	USD	4,645,279	Morgan Stanley & Co. International PLC	09/18/19	45,696
JPY	1,070,000,000	USD	9,935,953	State Street Bank and Trust Company	09/17/19	44,287
NOK	102,300,000	USD	11,818,108	State Street Bank and Trust Company	09/16/19	199,775
NOK	84,800,000	USD	9,796,438	State Street Bank and Trust Company	09/16/19	165,600
SEK	29,350,000	USD	3,114,406	State Street Bank and Trust Company	09/16/19	63,478
TRY	1,068,000	USD	172,055	State Street Bank and Trust Company	09/16/19	5,467
TRY	16,401,753	USD	2,811,842	Barclays Bank plc	07/03/19	18,105
USD	16,875,016	BRL	64,732,562	Barclays Bank plc	07/02/19	17,359
USD	34,331,269	CHF	33,670,955	Morgan Stanley & Co. LLC	09/18/19	(402,071)
USD	404,581	CHF	399,388	Morgan Stanley & Co. LLC	09/18/19	(7,408)
USD	2,848,263	CHF	2,823,680	Morgan Stanley & Co. LLC	09/18/19	(64,510)
USD	1,464,902	CHF	1,447,285	Morgan Stanley & Co. LLC	09/18/19	(28,047)
USD	1,627,802	CHF	1,575,764	Morgan Stanley & Co. LLC	09/18/19	2,320
USD	1,743,997	CHF	1,691,813	Morgan Stanley & Co. LLC	09/18/19	(1,196)
USD	6,880,995	COP	22,535,259,935	Barclays Bank plc	09/18/19	(108,308)
USD	7,051,080	COP	22,972,419,351	JPMorgan Chase Bank, N.A.	09/18/19	(73,808)
USD	4,348,837	EUR	3,813,000	Citibank N.A.	09/10/19	(10,805)
USD	8,489,085	EUR	7,325,000	Citibank N.A.	09/25/19	104,482
USD	7,861,004	EUR	6,870,000	Citibank N.A.	10/11/19	(12,289)
USD	5,563,920	EUR	4,800,000	Morgan Stanley & Co. LLC	04/20/20	(12,291)
USD	8,652,788	EUR	7,700,237	Deutsche Bank AG	09/18/19	(156,530)
USD	5,219,813	EUR	4,638,795	Deutsche Bank AG	09/18/19	(87,116)
USD	151,540	EUR	135,000	Barclays Bank plc	09/18/19	(2,905)
USD	455,271	EUR	400,120	Morgan Stanley & Co. LLC	09/18/19	(2,487)
USD	8,177,508	EUR	7,200,000	State Street Bank and Trust Company	09/16/19	(58,280)
USD	19,831,479	EUR	17,460,900	State Street Bank and Trust Company	09/16/19	(141,337)
USD	1,884,996	EUR	1,659,671	State Street Bank and Trust Company	09/16/19	(13,434)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,678,224	EUR	5,000,000	State Street Bank and Trust Company	09/16/19	$(41,074)
USD	7,843,332	EUR	6,956,392	State Street Bank and Trust Company	09/16/19	(113,803)
USD	923,552	EUR	805,000	State Street Bank and Trust Company	09/30/19	1,757
USD	469,834	GBP	366,000	Citibank N.A.	12/17/19	1,860
USD	1,982,109	GBP	1,568,000	Citibank N.A.	12/17/19	(22,764)
USD	2,717,864	GBP	2,126,000	Citibank N.A.	12/13/19	(78)
USD	20,870,370	GBP	16,385,942	State Street Bank and Trust Company	09/16/19	(8,981)
USD	4,643,885	GBP	3,683,012	State Street Bank and Trust Company	09/16/19	(49,095)
USD	238,501	GBP	187,228	Morgan Stanley & Co. LLC	09/18/19	(94)
USD	4,081,685	HKD	31,949,000	State Street Bank and Trust Company	09/16/19	(9,765)
USD	932,621	HKD	7,300,000	State Street Bank and Trust Company	09/16/19	(2,231)
USD	332,884	HKD	2,600,000	State Street Bank and Trust Company	09/16/19	(77)
USD	15,991,993	IDR	232,491,599,919	Morgan Stanley & Co. International PLC	09/18/19	(311,213)
USD	2,069,269	IDR	30,114,066,815	Deutsche Bank AG	09/18/19	(42,446)
USD	1,529,301	IDR	22,258,978,204	Bank Of America, N.a.	09/18/19	(31,584)
USD	4,747,541	INR	335,983,506	Morgan Stanley & Co. International PLC	09/18/19	(77,381)
USD	22,521,368	JPY	2,500,000,000	State Street Bank and Trust Company	07/29/19	(715,536)
USD	19,725,778	JPY	2,200,000,000	State Street Bank and Trust Company	07/29/19	(722,698)
USD	22,243,482	JPY	2,389,771,440	Morgan Stanley & Co. LLC	09/18/19	(47,780)
USD	1,246,403	JPY	134,308,860	Morgan Stanley & Co. LLC	09/18/19	(6,400)
USD	2,020,340	JPY	217,469,460	Morgan Stanley & Co. LLC	09/18/19	(8,167)
USD	133,896	JPY	14,342,400	Morgan Stanley & Co. LLC	09/18/19	114
USD	1,961,260	JPY	210,154,740	Morgan Stanley & Co. LLC	09/18/19	983
USD	7,568,039	JPY	815,000,000	State Street Bank and Trust Company	09/17/19	(33,733)
USD	169,506	KRW	200,000,000	State Street Bank and Trust Company	09/16/19	(4,282)
USD	120,091	MYR	500,000	State Street Bank and Trust Company	09/16/19	(761)
USD	10,005,790	NOK	84,800,000	State Street Bank and Trust Company	09/16/19	43,752
USD	3,847,375	RUB	255,494,556	JPMorgan Chase Bank, N.A.	09/18/19	(150,545)
USD	5,204,370	RUB	345,609,200	Morgan Stanley & Co. International PLC	09/18/19	(203,644)
USD	3,147,708	RUB	208,999,970	Barclays Bank plc	09/18/19	(122,675)
USD	1,167,536	SEK	11,000,000	State Street Bank and Trust Company	09/16/19	(23,494)
USD	630,156	SGD	859,999	State Street Bank and Trust Company	09/16/19	(6,248)
USD	1,380,850	SGD	1,884,501	State Street Bank and Trust Company	09/16/19	(13,691)
USD	553,500	SGD	750,000	State Street Bank and Trust Company	09/16/19	(1,504)
USD	2,771,409	TRY	16,401,753	Morgan Stanley & Co. International PLC	07/03/19	(58,537)
USD	16,170,560	ZAR	239,647,693	Barclays Bank plc	09/18/19	(680,721)
USD	337,000	ZAR	4,991,813	Barclays Bank plc	09/18/19	(14,009)
USD	605,959	ZAR	9,129,506	Barclays Bank plc	09/18/19	(35,999)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(2,166,794)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	5,600,000 USD	$809,066	$233,102	$575,964
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,800,000 USD	1,704,817	565,222	1,139,595
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	10,400,000 USD	1,502,551	744,831	757,720
IBM Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,200,000 USD	(152,247)	(187,439)	35,192
Petroleos Mexicanos	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	835,000 USD	64,057	51,917	12,140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	2,400,000 USD	$221,043	$230,513	$(9,470)
Petroleos Mexicanos	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	1,565,000 USD	144,138	119,502	24,636
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	245,609	(13,702)	259,311
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	245,609	(38,091)	283,700
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	245,609	(31,068)	276,677
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	245,609	(38,091)	283,700
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	900,000 USD	130,028	(9,081)	139,109
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,500,000 USD	505,666	(41,018)	546,684
Republic of Korea	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	10,272,167 USD	(331,260)	(345,038)	13,778
Republic of South Africa	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,580,000 USD	46,509	157,663	(111,154)
Republic of South Africa	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	15,379,000 USD	479,174	673,981	(194,807)
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000 USD	22,176	321,382	(299,206)
Republic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	241,945	87,706	154,239
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000 USD	85,603	333,473	(247,870)
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	13,536,000 USD	(70,265)	11,414	(81,679)
United Mexican States	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	8,173,000 USD	(5,263)	135,288	(140,551)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$6,380,174	$2,962,466	$3,417,708

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at June 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	3M	06/20/24	Credit Suisse Securities (USA) LLC	BAA3	16,519,000 USD	$(106,895)	$(260,517)	$153,622

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)							$(106,895)	$(260,517)	$153,622

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000 USD	$301,245	$(4,922,898)	$5,224,143
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	95,302,500 USD	(727,635)	(4,165,598)	3,437,963
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	310,750,000 USD	(6,361,985)	(8,779,225)	2,417,240
CDX.EM.31	1.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,500,000 USD	(1,433,041)	(1,683,850)	250,809
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	26,737,500 USD	1,246,075	232,708	1,013,367
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,600,000 USD	2,447,626	1,230,280	1,217,346
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	50,350,000 USD	3,007,305	3,406,389	(399,084)
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	55,680,000 USD	4,048,938	4,050,301	(1,363)
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	56,420,777 USD	4,655,448	3,948,269	707,179
CDX.NA.HY.32	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	31,500,000 USD	2,363,119	2,292,539	70,580
iTraxx Europe Crossover	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	90,772,720 EUR	8,834,814	10,725,946	(1,891,132)
iTraxx Europe Crossover Series 30	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	29,599,800 EUR	3,283,130	2,584,832	698,298
iTraxx Europe Crossover Series 31	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,600,000 EUR	1,108,008	1,061,665	46,343

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$22,773,047	$9,981,358	$12,791,689

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$34,248	$520,876	$(486,628)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000 USD	1,142	17,362	(16,220)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$35,390	$538,238	$(502,848)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.10	(0.50)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	35,770,862 USD	$(283,931)	$(56,378)	$(227,553)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	Citigroup Global Markets, Inc.	27,422,186 USD	(236,088)	(206,419)	(29,669)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	J.P. Morgan Securities LLC	70,902,512 USD	(610,427)	1,295,495	(1,905,922)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Citigroup Global Markets, Inc.	15,691,831 USD	(181,300)	(50,377)	(130,923)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	30,353,610 USD	(350,698)	(216,024)	(134,674)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	23,898,023 USD	(276,112)	(124,745)	(151,367)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	J.P. Morgan Securities LLC	59,801,014 USD	(690,926)	2,371,495	(3,062,421)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Deutsche Bank AG	948,891 USD	(10,963)	48,904	(59,867)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	10,000 USD	331	593	(262)

Total OTC Credit Default Swaps on Index (Buy Protection)						$(2,640,114)	$3,062,544	$(5,702,658)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.7	2.00%	1M	01/17/47	Citigroup Global Markets, Inc.	A	9,910,737 USD	$218,871	$(78,706)	$297,577
CMBX.NA.A.7	2.00%	1M	01/17/47	Goldman Sachs International	A	2,557,521 USD	56,481	(15,911)	72,392
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	20,977,821 USD	311,142	(503,585)	814,727
CMBX.NA.A.8	2.00%	1M	10/17/57	Deutsche Bank AG	A	6,748,418 USD	100,092	(201,564)	301,656
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	13,357,409 USD	198,116	(288,847)	486,963
CMBX.NA.A.8	2.00%	1M	10/17/57	Merrill Lynch Capital Services, Inc.	A	13,176,656 USD	195,435	(192,513)	387,948
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000 USD	92,670	(844,810)	937,480
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	42,263	(78,172)	120,435
CMBX.NA.A.9	2.00%	1M	09/17/58	Merrill Lynch Capital Services, Inc.	A	10,970,425 USD	195,219	(180,062)	375,281
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	9,914,884 USD	176,436	(109,377)	285,813
CMBX.NA.A.9	2.00%	1M	09/17/58	Goldman Sachs International	A	2,830,164 USD	50,363	(25,976)	76,339
CMBX.NA.A.9	2.00%	1M	09/17/58	JPMorgan Chase Bank, N.A.	A	2,557,521 USD	45,511	(37,661)	83,172

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	$88,975	$(417,706)	$506,681
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000 USD	142,360	(428,804)	571,164
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000 USD	106,770	(184,803)	291,573
CMBX.NA.A7	2.00%	1M	01/17/47	Merrill Lynch Capital Services, Inc.	A	1,013,180 USD	22,375	(20,140)	42,515
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	391,245	(344,782)	736,027
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000 USD	157,744	(41,868)	199,612
CMBX.NA.AAA.11	0.50%	1M	11/18/54	J.P. Morgan Securities LLC	AAA	30,000,000 USD	117,133	(350,779)	467,912
CMBX.NA.AAA.11	0.50%	1M	11/18/54	Credit Suisse International	AAA	23,500,000 USD	91,754	(294,882)	386,636
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	158,286	(738,194)	896,480
CMBX.NA.AJ.4	0.96%	1M	02/17/51	J.P. Morgan Securities LLC	AJ	3,073,182 USD	(913,474)	(429,980)	(483,494)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Credit Suisse International	AJ	316,984 USD	(94,221)	(62,191)	(32,030)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	AJ	4,881,703 USD	(1,451,040)	(661,233)	(789,807)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	AJ	7,177,291 USD	(2,133,383)	(973,764)	(1,159,619)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	AJ	5,093,929 USD	(1,514,123)	(1,138,284)	(375,839)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Citigroup Global Markets, Inc.	BBB-	3,084,000 USD	(98,871)	(126,351)	27,480
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	5,524,000 USD	(177,095)	(322,568)	145,473
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	217,000 USD	(6,957)	(11,708)	4,751
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	648,000 USD	(20,774)	(30,368)	9,594
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	11,997,000 USD	(384,615)	(531,686)	147,071
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	2,893,000 USD	(92,747)	(142,297)	49,550
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	8,613,000 USD	(276,126)	(410,044)	133,918
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	16,113,000 USD	(516,570)	(1,389,213)	872,643
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	4,848,000 USD	(155,423)	(521,261)	365,838
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	7,500,000 USD	(329,037)	(325,446)	(3,591)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Goldman Sachs International	BBB-	13,104,000 USD	(574,894)	(818,555)	243,661
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	9,575,000 USD	(420,071)	(725,783)	305,712
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse International	BBB-	11,093,000 USD	(486,668)	(780,007)	293,339
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	23,609,000 USD	(1,035,765)	(1,533,846)	498,081

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Morgan Stanley Capital Services LLC	BBB-	43,283,000 USD	$(1,898,896)	$(3,083,961)	$1,185,065
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(329,037)	(620,026)	290,989
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000 USD	(658,075)	(1,111,728)	453,653
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	10,000,000 USD	(438,716)	(807,589)	368,873
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000 USD	(658,075)	(1,216,139)	558,064
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Citigroup Global Markets, Inc.	BBB-	1,022,000 USD	(51,707)	(53,690)	1,983
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000 USD	(14,470)	(20,492)	6,022
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	100,000 USD	(5,059)	(7,519)	2,460
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	212,000 USD	(10,726)	(13,234)	2,508
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,036,000 USD	(52,415)	(64,892)	12,477
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,025,000 USD	(51,859)	(60,824)	8,965
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	8,276,000 USD	(418,714)	(1,007,035)	588,321
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	Goldman Sachs International	BBB-	302,000 USD	(9,990)	(10,084)	94
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	JPMorgan Chase Bank, N.A.	BBB-	172,000 USD	(5,690)	(9,201)	3,511

Total OTC Credit Default Swaps on Index (Sell Protection)							$(12,326,042)	$(24,400,141)	$12,074,099

OTC Total Return Swaps Outstanding at June 30, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
3I Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	88,686 GBP	$5,351
A. Schulman, Inc.	07/23/20	M	2.38%	Morgan Stanley Capital Services LLC	— USD	—
AAK AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	3,009,867 SEK	(2,739)
ABN AMRO Group NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,151,491 EUR	(4,059)
Acciona SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	771,708 EUR	(51,618)
ACS Actividades de Construccion y Servicios SA	09/30/19	M	0.00%	Credit Suisse Securities (Europe) Limited	— EUR	5,051
ACS Actividades de Construccion y Servicios SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	122,451 EUR	(10,725)
Adidas AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	381,696 EUR	4,360
Admiral Group Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	187,947 GBP	10,849
ADP LLC	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	2,244,360 EUR	(53,134)
ADP LLC	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	88,126 EUR	(2,086)
Advanced Disposal Services, Inc.	06/22/21	M	2.75%	J.P. Morgan Securities LLC	1,740,330 USD	(10,840)
Advanced Disposal Services, Inc.	04/19/21	M	2.65%	Goldman Sachs International	27,058,680 USD	(168,537)
Adyen NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	34,721 EUR	(128)
Aggreko PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	90,762 GBP	(1,012)
Airbus SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	628,142 EUR	11,053
Aker ASA	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	782,008 NOK	(2,666)
Aker BP ASA	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	658,996 NOK	(751)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Akzo Nobel NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,885,940 EUR	$46,467
Akzo Nobel NV	07/27/20	M	0.00%	JPMorgan Chase Bank, N.A.	4,105,683 EUR	49,095
Alcon, Inc.	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	20,126 CHF	810
Allergan PLC	06/29/21	M	2.75%	J.P. Morgan Securities LLC	31,165,572 USD	327,341
Almirall SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	76,123 EUR	4,074
Alstom	09/02/20	M	0.10%	JPMorgan Chase Bank, N.A.	3,305,790 EUR	(54,478)
Alstom	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,926,259 EUR	(31,744)
alstria office REIT-AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	120,999 EUR	1,861
Altaba, Inc.	01/27/20	M	2.70%	Credit Suisse Securities (Europe) Limited	11,001,486 USD	67,538
Alten Sa	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	129,573 EUR	7,030
Altice NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	539,927 EUR	57,825
Altran Technologies SA	03/09/21	M	0.00%	JPMorgan Chase Bank, N.A.	5,246,629 EUR	1,298,868
Altran Technologies SA	06/29/21	M	0.01%	Goldman Sachs International	5,946,870 EUR	1,076
Altran Technologies SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	36,890 EUR	9,133
Ambu A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	620,516 DKK	10,828
AMCOR PLC	11/12/20	M	2.65%	Goldman Sachs International	8,967,756 USD	382,472
Amplifon SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	73,027 EUR	(2,125)
Anadarko Petroleum Corp.	01/27/20	M	2.70%	Credit Suisse Securities (Europe) Limited	2,992,338 USD	11,613
Anadarko Petroleum Corp.	05/17/21	M	2.65%	Goldman Sachs International	27,955,678 USD	99,401
Array Biopharma, Inc.	06/21/21	M	2.65%	Goldman Sachs International	33,614,381 USD	94,586
Ashmore Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	414,787 GBP	16,528
ASM International NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	171,782 EUR	8,397
Assa Abloy AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	1,029,609 SEK	1,826
Atos SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,040,977 EUR	28,750
Atos SE	07/27/20	M	0.05%	JPMorgan Chase Bank, N.A.	9,864,844 EUR	246,363
Auto Trader Group PLC	03/24/21	M	1.12%	JPMorgan Chase Bank, N.A.	464,175 GBP	(15,099)
Auto Trader Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	46,623 GBP	(1,517)
Aveva Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	503,502 GBP	36,099
AXA SA	07/27/20	M	0.08%	JPMorgan Chase Bank, N.A.	7,609,036 EUR	(57,669)
AXA SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,079,415 EUR	(30,918)
Azimut Holding SPA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	80,409 EUR	1,010
Baloise Holding AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	118,231 CHF	140
Barratt Developments PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	122,540 GBP	2,766
BASF SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,707,518 EUR	60,406
Bayer AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	559,931 EUR	71,080
Bayer AG REG	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	1,103,417 EUR	140,072
Beachtle AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	258,723 EUR	12,448
BHP Group Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	338,118 GBP	10,926
BNP Paribas SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,955,614 EUR	36,367
BNP Paribas SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	5,864,608 EUR	116,153
Boohoo.com PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	79,232 GBP	(3,443)
Britvic Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	202,519 GBP	290
BTG Plc	11/24/20	M	1.12%	Goldman Sachs International	9,961,864 GBP	37,968
Bunzl Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	46,076 GBP	(696)
Bureau Veritas SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,363,239 EUR	(1,760)
CA Immobilien Anlagen AG	05/12/21	M	0.00%	JPMorgan Chase Bank, N.A.	258,800 EUR	(455)
CA Immobilien Anlagen AG	04/24/20	M	0.03%	Credit Suisse Securities (Europe) Limited	42,573 EUR	(75)
Caesars Entertainment Corp.	06/29/21	M	2.75%	J.P. Morgan Securities LLC	18,845,752 USD	229,955
Caesars Entertainment Corp.	06/28/21	M	2.65%	Goldman Sachs International	10,246,618 USD	253,620
CaixaBank SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,039,724 EUR	50,830
CaixaBank SA	02/23/21	M	0.00%	JPMorgan Chase Bank, N.A.	492,800 EUR	12,281
Carl Zeiss Meditec AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	494,374 EUR	(970)
Carlsberg A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,992,007 DKK	(2,293)
Castellum AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	4,929,546 SEK	(10,693)
Celgene Corp.	01/27/20	M	2.70%	Credit Suisse Securities (Europe) Limited	14,446,498 USD	(944,989)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Celgene Corp.	01/06/21	M	2.65%	Goldman Sachs International	36,577,209 USD	$(2,224,471)
Cellnex Telecom SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	682,061 EUR	(31,773)
Cerved Information Solutions	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,023,946 EUR	11,777
CFD IWG PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	128,497 GBP	2,284
CFD LINDE BR	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	404,209 EUR	(6,667)
CGG SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	6,354,663 EUR	(126,732)
Chr. Hansen A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,615,226 DKK	(66,366)
Christian Dior SE	06/02/21	M	0.00%	JPMorgan Chase Bank, N.A.	475,792 EUR	8,342
Christian Dior SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	41,314 EUR	724
Cineworld Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	82,210 GBP	(492)
Coloplast B	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,264,113 DKK	(6,931)
Colruyt Sa	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	287,669 EUR	(9,950)
Compagnie de Saint Gobain	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,754,753 EUR	32,003
Compagnie de Saint Gobain	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	2,905,138 EUR	24,761
Compass Group Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	90,835 GBP	2,307
CompuGroup Medical SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	473,513 EUR	22,106
Corn	12/05/19	3M	0.00%	J.P. Morgan Securities LLC	2,834,000 USD	(29,250)
Credit Agricole SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	1,659,646 EUR	31,847
Credit Agricole SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,658,516 EUR	31,826
Croda International PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	965,941 GBP	(58,197)
Croda International PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	3,644,089 GBP	(219,552)
CTS Eventim AG & Co. KGaA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	96,485 EUR	1,028
Cypress Semiconductor Corp.	06/07/21	M	2.65%	Goldman Sachs International	37,573,007 USD	118,634
Danaher Corp.	03/10/21	M	3.38%	Morgan Stanley Capital Services LLC	3,577,600 USD	(42,720)
Danone	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	402,499 EUR	(1,836)
Danone	07/27/20	M	0.06%	JPMorgan Chase Bank, N.A.	9,490,998 EUR	(43,284)
Dassault Aviation SA	11/25/20	M	0.08%	JPMorgan Chase Bank, N.A.	2,881,851 EUR	13,014
Dassault Aviation SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	642,090 EUR	2,900
Dassault Systemes SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	197,644 EUR	2,757
Davide Campari Milano SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	512,036 EUR	(22,731)
Deutsche Boerse AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	87,999 EUR	(1,894)
Diageo Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	4,969 GBP	7
Dialog Semiconductor PLC	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	416,532 EUR	24,293
Diasorin SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	126,177 EUR	(560)
DNA Oyj	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	204,761 EUR	(443)
DNO ASA	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	1,161,025 NOK	(5,088)
Edenred	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	589,498 EUR	9,394
Egypt Treasury Bills	07/25/19	3M	0.00%	Citibank, N.A.	4,556,381 USD	27,223
Egypt Treasury Bills	08/15/19	3M	0.00%	Goldman Sachs International	22,750,000 USD	141,867
Egypt Treasury Bills	08/19/19	3M	0.00%	Deutsche Bank AG	50,800,000 USD	319,169
Electricite de France SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,541,917 EUR	(78,633)
Electricite de France SA	09/02/20	M	0.10%	JPMorgan Chase Bank, N.A.	113,950 EUR	(3,525)
Endesa Sa	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	350,465 EUR	(19,448)
Engie	05/11/21	M	0.00%	JPMorgan Chase Bank, N.A.	6,470,968 EUR	(87,208)
Engie	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	738,809 EUR	(5,688)
Ericsson LM	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	5,244,350 SEK	(22,762)
Essilor International S.A.	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	729,770 EUR	(85)
Essity Aktiebolag	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	16,822,331 SEK	(41,552)
Euronext NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	127,870 EUR	(1,620)
Evolution Gaming Group	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	5,115,247 SEK	23,108
EvotecAG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	320,221 EUR	3,893
Evraz PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	402,289 GBP	23,456
Experian PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	417,163 GBP	(6,584)
Fabege AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	5,683,648 SEK	(40,108)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fastighets Ab Balder B Shares	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	4,910,686 SEK	$(13,262)
Ferrovial SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	450,273 EUR	5,983
Fidelity National Financial, Inc.	06/30/21	M	0.00%	J.P. Morgan Securities LLC	49,370 USD	764
FinecoBank SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	80,174 EUR	149
Finisar Corp.	11/12/20	M	2.65%	Goldman Sachs International	18,969,731 USD	398,026
First Data Corp.	05/25/21	M	2.75%	J.P. Morgan Securities LLC	52,359,989 USD	(498,119)
Forbo Holdings AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	258,426 CHF	(5,120)
Fresenius Se & Co. Kgaa	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	560,016 EUR	(6,739)
Gaztransport Et Technigaz SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	489,508 EUR	9,309
Georgian Government Bonds	09/22/20	3M	0.00%	Credit Suisse International	50,899,024 USD	776,026
Getinge AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	3,648,048 SEK	(1,471)
Getlink SE	05/26/21	M	0.00%	JPMorgan Chase Bank, N.A.	139,600 EUR	1,478
Getlink SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	435,482 EUR	4,611
Givaudan Reg	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	553,212 CHF	(7,707)
Gjensidige Forsikring ASA	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	4,948,663 NOK	(5,353)
GN Store Nord A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	174,006 DKK	(797)
Greencore Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	221,702 GBP	2,203
Greene King PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	83,419 GBP	5,367
Greggs PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	560,811 GBP	19,748
Halma PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	477,342 GBP	3,623
Hargreaves Lansdown PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	102,001 GBP	1,089
Hera SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	165,490 EUR	(7,725)
Hermes International	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	116,550 EUR	884
Hikma PHarmaceuticals PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	63,362 GBP	1,475
HomeServe PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	425,537 GBP	(4,067)
Hufvudstaden AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	5,238,549 SEK	(25,580)
ICA Gruppen AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	4,413,698 SEK	715
IMCD NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	493,576 EUR	1,396
Imperial Brands PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	1,814,947 GBP	(28,595)
Indonesia Government	06/22/20	3M	0.00%	Bank of America, N.A.	21,206,000,000 USD	25,963
Indonesia Government	05/17/24	3M	0.00%	Deutsche Bank AG	28,681,000,000 USD	34,492
Indonesia Government	04/15/20	3M	0.00%	Bank of America, N.A.	138,609,000,000 USD	(172,735)
Indonesia Government	06/17/32	3M	0.00%	Deutsche Bank AG	154,011,000,000 USD	(41,521)
Indutrade AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	5,022,740 SEK	(14,542)
ING Groep NV	07/27/20	M	0.02%	JPMorgan Chase Bank, N.A.	5,957,606 EUR	231,562
ING Groep NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,857,219 EUR	74,227
Inmarsat PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	129,543 GBP	(60)
Innogy SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	83,207 EUR	(586)
Innogy SE	09/16/20	M	0.10%	JPMorgan Chase Bank, N.A.	12,399,767 EUR	(87,368)
InterContinental Hotels Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	2,761,016 GBP	27,329
InterContinental Hotels Group PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	4,875,400 GBP	48,258
Intermediate Capital Group	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	110,893 GBP	1,651
International Business Machines Corp.	07/23/20	M	2.68%	Morgan Stanley Capital Services LLC	710,495 USD	7,550
Italgas SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	166,231 EUR	(5,950)
JD Sports Fashion PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	431,718 GBP	2,630
JM Ab	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	1,376,861 SEK	—
Kerry Group PLC	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	262,062 EUR	(1,055)
Knorr Bremse AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	104,835 EUR	919
Kone Oyj	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	275,864 EUR	3,051
Koninklijke KPN NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	278,568 EUR	(2,314)
Koninklijke KPN NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,900,682 EUR	(87,148)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Koninklijke KPN NV	07/27/20	M	0.01%	JPMorgan Chase Bank, N.A.	11,362,245 EUR	$(549,788)
Korian SA	09/30/19	M	0.00%	Credit Suisse Securities (Europe) Limited	— EUR	—
Korian SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	392,931 EUR	6,228
Leg Immobilien AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	88,867 EUR	(3,253)
LegacyTexas Financial Group	06/21/21	M	2.65%	Goldman Sachs International	6,329,749 USD	139,844
Lloyds Banking Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	49,021 GBP	(1,618)
London Stock Exchange Group	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	262,680 GBP	(849)
Lundbergs AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	1,296,560 SEK	2,619
Lundin Petroleum AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	1,006,399 SEK	2,150
LVMH Moet Hennessy Louis Vuitton	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	289,852 EUR	5,369
Marine Harvest	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	1,617,357 NOK	(4,047)
Medidata Solutions, Inc.	06/16/21	M	2.65%	Goldman Sachs International	20,394,641 USD	(62,113)
Mellanox Technologies Ltd.	05/25/21	M	2.75%	J.P. Morgan Securities LLC	19,990,714 USD	(147,030)
Mellanox Technologies Ltd.	03/15/21	M	2.65%	Goldman Sachs International	22,197,213 USD	(163,259)
Metso Oyj	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	113,128 EUR	1,127
Micro Focus International	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	238,959 GBP	9,398
Millennium & Copthorne Hotel	06/15/21	M	1.12%	Goldman Sachs International	437,968 GBP	—
Moneysupermarket.com Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	513,436 GBP	10,118
MSHCCXBI	07/29/20	M	2.88%	Morgan Stanley Capital Services LLC	31,774,322 USD	632,991
MTU Aero Engines AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	407,030 EUR	7,179
Natixis	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	337,693 EUR	14,888
Natural Gas	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	120,267 EUR	(5,939)
Nemetschek	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	254,976 EUR	41,881
Neste Oyj	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	397,367 EUR	15,182
Netcompany Group A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,052,761 DKK	3,597
Nibe Industrier AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	5,695,380 SEK	11,724
Nordex SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	222,417 EUR	(3,904)
NOS SGPS SA	03/27/20	M	0.03%	Credit Suisse Securities (Europe) Limited	425,413 EUR	(1,668)
Novartis AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	443,931 CHF	(4,642)
Nyfosa AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	1,053,226 SEK	(3,093)
Ocado Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	281,612 GBP	5,761
Orange Belgium	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	50,352 EUR	3,705
Orange Belgium	07/27/20	M	0.60%	JPMorgan Chase Bank, N.A.	896,707 EUR	65,984
Orsted A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,645,708 DKK	19,211
Pacific Biosciences of California, Inc.	11/04/20	M	2.65%	Goldman Sachs International	7,441,953 USD	(215,016)
Panalpine Welttransport AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	547,130 CHF	8,093
Panalpine Welttransport AG	05/04/20	M	0.46%	Deutsche Bank AG	14,643,106 CHF	216,608
Pernod Ricard SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,377,939 EUR	(7,218)
Playtech Ltd.	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	3,613,926 GBP	223,383
Poste Italiane SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	520,187 EUR	(15,792)
PROXIMUS	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	146,951 EUR	2,553
Prudential PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	651,115 GBP	8,766
Prudential PLC	07/27/20	M	1.04%	JPMorgan Chase Bank, N.A.	8,771,749 GBP	118,088
Psp Swiss Property AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	567,613 CHF	3,074
Publicis Groupe	07/27/20	M	0.06%	JPMorgan Chase Bank, N.A.	6,298,970 EUR	(228,497)
Publicis Groupe	09/30/19	M	0.00%	Credit Suisse Securities (Europe) Limited	— EUR	—
Publicis Groupe	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	555,182 EUR	6,367
Puma SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	433,569 EUR	27,045
Qiagen N.V.	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	138,272 EUR	(132)
Qinetiq Group Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	171,817 GBP	(9,701)
RAMIRENT OYJ	06/14/21	M	0.01%	Goldman Sachs International	3,620,745 EUR	20

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount		Unrealized Appreciation (Depreciation)
Reckitt Benckiser Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	187,636	GBP	$192
Recordati SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	330,602	EUR	(7,340)
Red Hat, Inc.	01/27/20	M	2.70%	Credit Suisse Securities (Europe) Limited	13,966,473	USD	15,638
Red Hat, Inc.	11/02/20	M	2.65%	Goldman Sachs International	40,887,213	USD	45,781
Renault SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	2,019,940	EUR	(35,179)
Renault SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	829,392	EUR	(14,445)
Rentokil Initial PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	154,723	GBP	1,645
Rightmove PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	242,306	GBP	(18,397)
Rio Tinto PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	396,403	GBP	20,504
Roche Holding Ag Genusschein	11/25/20	M	0.51%	JPMorgan Chase Bank, N.A.	3,607,939	CHF	(33,338)
Roche Holdings AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	1,698,098	CHF	(15,691)
Royal Dutch Shell PLC	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	153,826	EUR	(1,630)
Royal Dutch Shell PLC	11/25/20	M	0.10%	JPMorgan Chase Bank, N.A.	5,796,000	EUR	(61,403)
RPC Group PLC	03/10/21	M	1.12%	Goldman Sachs International	3,227,132	GBP	5,177
RPC Group PLC	02/23/21	M	1.12%	JPMorgan Chase Bank, N.A.	1,344,311	GBP	2,157
RPC Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	255,109	GBP	409
RSA Insurance Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	2,048,454	GBP	23,666
RSA Insurance Group PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	2,858,000	GBP	33,019
RWE AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	242,074	EUR	(12,787)
Safran SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	9,039,372	EUR	(233,872)
Safran SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	822,833	EUR	(19,922)
Sage Groupl PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	48,498	GBP	967
Saipem SPA	10/04/19	M	0.92%	Credit Suisse Securities (Europe) Limited	45,252	EUR	(111)
Sanofi	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	982,419	EUR	(25,454)
Sanofi	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	3,884,000	EUR	(100,633)
Sanofi	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	35,070,167	EUR	(706,650)
SAP SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	7,373,070	EUR	159,896
SAP SE	07/27/20	M	0.09%	JPMorgan Chase Bank, N.A.	3,715,686	EUR	80,580
Sartorius AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	498,419	EUR	(16,481)
Sartorius Stedim Biotech	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	316,291	EUR	(3,848)
SBM Offshore NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	329,135	EUR	1,994
Schibsted ASA	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	1,201,403	NOK	4,446
SCOR SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	61,058	EUR	(678)
SCOR SE	11/25/20	M	0.10%	JPMorgan Chase Bank, N.A.	8,029,039	EUR	(89,094)
Scout24 AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,933,326	EUR	25,707
Securitas AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	2,805,249	SEK	(5,731)
Segro PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	272,452	GBP	(5,869)
Simcorp A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,930,584	DKK	2,119
Smith & Nephew PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	505,099	GBP	(3,368)
Smith & Nephew PLC	07/27/20	M	1.02%	JPMorgan Chase Bank, N.A.	4,375,619	GBP	(29,178)
SNAM SPA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	180,753	EUR	(18,135)
Societe Generale SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,675,881	EUR	23,771
Sodexo	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	201,983	EUR	2,827
Sonova Holding AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	503,775	CHF	(7,339)
Spark Therapeutics, Inc.	03/01/21	M	2.65%	Goldman Sachs International	20,866,692	USD	(534,229)
Spie SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	1,984,793	EUR	9,716
Spie SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,168,629	EUR	10,616
Spirax Sarco Engineering PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	431,267	GBP	4,509
Sprint Corp.	10/07/20	M	2.65%	Goldman Sachs International	34,624,017	USD	(1,511,966)
Stewart Information Services Corp	12/16/20	M	2.65%	Goldman Sachs International	2,160,198	USD	(37,227)
Straumann Holding AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	242,032	CHF	(860)
Ströer SE & Co. KGaA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	87,482	EUR	6,498
Suez	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,070,777	EUR	(13,835)
Swedish Match AB	09/30/19	M	0.31%	Credit Suisse Securities (Europe) Limited	670,993	SEK	(2,268)
Swiss Life Holding AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	621,010	CHF	9,610
Symrise AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	226,250	EUR	(5,590)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
T Mobile Us, Inc.	06/30/21	M	0.00%	J.P. Morgan Securities LLC	758,059 USD	$6,547
Tableau Software, Inc.	06/14/21	M	2.75%	J.P. Morgan Securities LLC	40,519,278 USD	(1,147,801)
Talanx AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	90,525 EUR	1,647
Tate & Lyle Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	314,038 GBP	(4,169)
Telenet Group Holding NV	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	41,261 EUR	386
Telenor ASA	09/30/19	M	1.83%	Credit Suisse Securities (Europe) Limited	1,209,772 NOK	(5,459)
Teleperformance	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	382,634 EUR	4,491
Temenos Group AG	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	316,885 CHF	465
Terna Rete Elettrica Nazionale SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	328,561 EUR	(25,487)
Thales SA	05/11/21	M	0.00%	JPMorgan Chase Bank, N.A.	6,402,000 EUR	133,041
Thales SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	214,040 EUR	4,448
Topdanmark A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,860,936 DKK	(5,559)
Total SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	63,948 EUR	237
Total SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	5,053,148 EUR	18,718
Total System Services, Inc.	06/02/21	M	2.65%	Goldman Sachs International	50,923,224 USD	(260,679)
Traton SE	09/30/19	M	0.00%	Credit Suisse Securities (Europe) Limited	1,356,233 EUR	(28,027)
Tribune Media Co.	05/25/21	M	2.75%	J.P. Morgan Securities LLC	9,691,622 USD	(27,436)
Tribune Media Co.	12/07/20	M	2.65%	Goldman Sachs International	33,525,232 USD	(108,449)
Tryg A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,102,451 DKK	(6,182)
Tryg A/S	06/02/21	M	0.03%	JPMorgan Chase Bank, N.A.	3,264,000 DKK	(9,598)
Unicredit SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,317,990 EUR	71,012
Unilever PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	29,206 GBP	(106)
UnipolSai Assicurazioni SpA	10/04/19	M	0.03%	Credit Suisse Securities (Europe) Limited	511,533 EUR	5,720
Unite Group PLC	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	281,339 GBP	2,771
Valmet OYJ	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	506,266 EUR	(12,838)
Verbund AG	04/24/20	M	0.03%	Credit Suisse Securities (Europe) Limited	482,200 EUR	(16,195)
Versum Materials, Inc.	06/22/21	M	2.75%	J.P. Morgan Securities LLC	1,714,524 USD	(8,928)
Versum Materials, Inc.	04/14/21	M	2.65%	Goldman Sachs International	29,281,769 USD	(152,480)
Vestas Wind Systems A/S	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,879,249 DKK	(24,765)
Vivendi	07/27/20	M	0.06%	JPMorgan Chase Bank, N.A.	5,851,143 EUR	(139,900)
Vivendi	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	458,483 EUR	8,981
Vonovia SE	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	71,660 EUR	(1,728)
WABCO Holdings, Inc.	06/22/21	M	2.75%	J.P. Morgan Securities LLC	3,229,605 USD	6,101
WABCO Holdings, Inc.	03/31/21	M	2.65%	Goldman Sachs International	46,687,124 USD	88,189
Wageworks, Inc.	06/30/21	M	0.00%	J.P. Morgan Securities LLC	4,747,241 USD	16,302
WellCare Health Plans, Inc.	03/31/21	M	2.65%	Goldman Sachs International	53,035,385 USD	(2,519,841)
Wessanen	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,310,978 EUR	(7,797)
Whitbread Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	51,324 GBP	1,720
Wirecard AG	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,219,226 EUR	(29,332)
Wolters Kluwer	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	126,941 EUR	303
Worldline SA	05/05/21	M	0.00%	JPMorgan Chase Bank, N.A.	1,632,103 EUR	22,006
Worldline SA	09/30/19	M	0.03%	Credit Suisse Securities (Europe) Limited	459,638 EUR	6,197
Worldpay, Inc.	03/22/21	M	2.65%	Goldman Sachs International	41,622,598 USD	390,360
Wpp Plc	09/30/19	M	1.12%	Credit Suisse Securities (Europe) Limited	66,950 GBP	1,556
Zurich Insurance Group Ag	09/30/19	M	0.36%	Credit Suisse Securities (Europe) Limited	163,588 CHF	(99)

Total Buys						$(5,888,395)

Sells
AbbVie, Inc.	06/29/21	M	1.97%	J.P. Morgan Securities LLC	10,349,937 USD	$(561,626)
Aegon NV	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	254,153 EUR	(2,283)
AENA SME SA	09/30/19	M	0.97%	Credit Suisse Securities (Europe) Limited	373,663 EUR	1,941
Ageas	09/30/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,181,519 EUR	(44,328)
AIA Group Ltd.	11/04/19	M	2.48%	Credit Suisse Securities (Europe) Limited	14,452,346 HKD	(35,222)
Alibaba	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	6,761,815 USD	(76,678)
Allianz SE	06/02/21	M	0.80%	JPMorgan Chase Bank, N.A.	1,359,366 EUR	5,087

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allianz SE	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,054,044 EUR	$7,687
Amcor Ltd.	11/18/20	M	0.74%	Goldman Sachs International	12,529,405 AUD	(367,926)
American Equity Investment Life Holdings	07/23/20	M	2.13%	Morgan Stanley Capital Services LLC	22,175 USD	2,402
Anglo American PLC	04/08/21	M	0.37%	JPMorgan Chase Bank, N.A.	2,889,886 GBP	(145,338)
Anglo American PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	15,062,857 GBP	(752,997)
Apartment Investment & Management Co.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	1,875,943 USD	38,494
Assicurazioni Generali	10/04/19	M	0.92%	Credit Suisse Securities (Europe) Limited	3,868,193 EUR	31,701
Astrazeneca PLC	07/27/20	M	0.30%	Morgan Stanley Capital Services LLC	6,501,454 GBP	(74,759)
AvalonBay Communities, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	1,812,847 USD	40,305
Aviva PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	796,920 GBP	1,213
Baker Hughes	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	297,560 USD	6,384
BancorpSouth Bank	09/23/20	M	2.13%	Goldman Sachs International	4,861,612 USD	(178,774)
BancorpSouth Bank	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	4,326,313 USD	(159,090)
Bayerische Motoren Werke AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	158,973 EUR	(1,823)
Beiersdorf AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	438,766 EUR	4,914
Bristol Myers Squibb Co.	01/06/21	M	1.98%	Goldman Sachs International	17,926,565 USD	1,339,848
Bristol Myers Squibb Co.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	9,749,337 USD	788,404
Brookline Bancorp, Inc.	09/23/20	M	2.13%	Goldman Sachs International	619,822 USD	(34,458)
BT Group PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	526,939 GBP	15,548
Camden Property Trust	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	1,764,652 USD	29,585
Capgemini	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	3,576,727 EUR	(134,416)
Capital One Financial Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	8,473,654 USD	72,219
Capitol Federal Financial, Inc.	09/23/20	M	2.13%	Goldman Sachs International	14,953,976 USD	(563,451)
Cathay General Bancorp	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	16,376,341 USD	(664,355)
Centene Corp.	03/31/21	M	1.98%	Goldman Sachs International	31,761,846 USD	2,214,370
CHEVRON CORP	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	1,312,515 USD	5,148
Continental AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	841,609 EUR	4,343
Corium Intl, Inc.	07/23/20	M	2.38%	Morgan Stanley Capital Services LLC	— USD	—
Corn	09/30/19	3M	0.00%	J.P. Morgan Securities LLC	1,225,800 USD	78,975
Corn	09/30/19	3M	0.00%	J.P. Morgan Securities LLC	602,573 USD	29,160
Corn	09/30/19	3M	0.00%	J.P. Morgan Securities LLC	589,225 USD	37,050
CRH PLC	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	240,938 EUR	(1,730)
Daimler AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	207,957 EUR	3,312
Deutsche Telekom AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	379,752 EUR	5,604
Deutsche Telekom AG	07/27/20	M	0.75%	JPMorgan Chase Bank, N.A.	1,695,320 EUR	25,016
Deutshe Bank AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,100,464 EUR	(148,679)
DSV A/S	05/04/20	M	0.72%	Deutsche Bank AG	90,310,500 DKK	(318,839)
DSV A/S	04/08/21	M	1.10%	Goldman Sachs International	6,755,490 DKK	(23,850)
DXC Technology Co.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	93,365 USD	(1,218)
E.On SE	06/02/21	M	0.80%	JPMorgan Chase Bank, N.A.	496,400 EUR	21,434
E.On SE	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	840,713 EUR	36,302
Eaton Vance Corp.	01/27/21	M	2.13%	Goldman Sachs International	9,387,744 USD	(222,828)
Eldorado Resorts, Inc.	06/29/21	M	1.97%	J.P. Morgan Securities LLC	5,914,695 USD	(205,612)
Eldorado Resorts, Inc.	06/28/21	M	0.96%	Goldman Sachs International	3,278,824 USD	(48,305)
EMS Chemie Holdings AG	09/30/19	M	1.36%	Credit Suisse Securities (Europe) Limited	382,497 CHF	(4,034)
Enel SpA	10/04/19	M	0.42%	Credit Suisse Securities (Europe) Limited	54,852 EUR	(275)
Essex Property Trust, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	1,918,372 USD	51,480
Essilor International S.A.	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	14,927,368 EUR	(491,135)
EVERTEC, Inc.	06/30/21	M	0.25%	Goldman Sachs Bank USA	400,650 USD	10
Evo Payments, Inc. Class A	03/17/21	M	2.13%	Goldman Sachs International	8,447,239 USD	(169,437)
Ferguson PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	193,983 GBP	3,555
Fiat Chrysler Automoblies NV	10/04/19	M	0.92%	Credit Suisse Securities (Europe) Limited	102,739 EUR	418

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fidelity National Financial, Inc.	12/16/20	M	1.98%	Goldman Sachs International	1,151,103 USD	$12,991
Fidelity National Information Services, Inc.	03/22/21	M	1.98%	Goldman Sachs International	38,491,726 USD	6,274
Fifth Third Bancorp	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	9,319,363 USD	(183,935)
Financial Select Sector SPDR Fund	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	3,073,437 USD	(42,906)
First Commonwealth Financial Corp.	10/14/20	M	2.13%	Goldman Sachs International	5,960,724 USD	(307,110)
First Commonwealth Financial Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	4,138,770 USD	(213,239)
First Financial Bancorp	09/23/20	M	2.13%	Goldman Sachs International	11,746,142 USD	(293,281)
First Horizon National Corp.	02/08/21	M	2.13%	Goldman Sachs International	6,265,023 USD	(253,220)
First Interstate BancSystem, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	1,957,148 USD	(38,800)
First Interstate BancSystem, Inc.	09/23/20	M	2.13%	Goldman Sachs International	3,101,219 USD	(61,481)
Fiserv, Inc.	05/18/21	M	2.13%	Goldman Sachs International	5,603,242 USD	19,600
Fiserv, Inc.	05/25/21	M	1.97%	J.P. Morgan Securities LLC	48,884,991 USD	171,001
Fiserv, Inc.	03/08/21	M	1.98%	Goldman Sachs International	2,964,958 USD	10,372
Fleetcor Technologies, Inc.	10/14/20	M	2.13%	Goldman Sachs International	9,852,583 USD	(61,422)
Franklin Resources, Inc.	11/18/20	M	2.13%	Goldman Sachs International	8,918,390 USD	(145,862)
Fresenius Medical Care AG& Co.	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	94,356 EUR	2,252
FUCHS PETROLUB SE	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	332,460 EUR	1,700
Fulton Financial Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	3,018,539 USD	(97,065)
Genworth Financial, Inc.	07/23/20	M	2.13%	Morgan Stanley Capital Services LLC	125,374 USD	(10,631)
Glaxosmithkline Plc	07/27/20	M	0.30%	Morgan Stanley Capital Services LLC	9,775,582 GBP	5,846
Global Payments, Inc.	06/02/21	M	1.98%	Goldman Sachs International	50,916,500 USD	287,717
GVC Holdings PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	102,381 GBP	(4,499)
Halliburton Co.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	260,125 USD	1,139
Hannover Rueck Se	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	312,590 EUR	(1,254)
HeidelbergCement AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	151,462 EUR	(1,662)
Heineken NV	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	151,784 EUR	2,188
Henkel AG & Co.	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	658,528 EUR	(10,415)
Hennes & Mauritz AB	07/27/20	M	0.45%	JPMorgan Chase Bank, N.A.	8,978,085 SEK	(123,276)
Hennes & Mauritz AB	09/30/19	M	0.45%	Credit Suisse Securities (Europe) Limited	4,108,533 SEK	(56,413)
Hexagon AB	09/30/19	M	0.70%	Credit Suisse Securities (Europe) Limited	546,823 SEK	(857)
Hilton Worldwide Holdings, Inc.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	1,445,849 USD	(24,062)
HSBC Holdings PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	1,640,159 GBP	(18,514)
HSBC Holdings PLC	07/27/20	M	0.39%	JPMorgan Chase Bank, N.A.	4,531,512 GBP	(64,671)
Huntington Bancshares, Inc.	10/20/20	M	2.13%	Goldman Sachs International	6,131,467 USD	(225,388)
Iberdrola SA	09/30/19	M	0.97%	Credit Suisse Securities (Europe) Limited	74,079 EUR	1,732
Ii Vi, Inc.	11/12/20	M	1.98%	Goldman Sachs International	6,279,108 USD	(266,777)
Informa PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	103,487 GBP	(4,224)
Informa PLC	06/02/21	M	0.37%	JPMorgan Chase Bank, N.A.	404,500 GBP	(16,509)
International Business Machines Corp.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	2,003,248 USD	17,902
Intesa San Paolo	10/04/19	M	0.42%	Credit Suisse Securities (Europe) Limited	1,366,000 EUR	91,643
Invesco Ltd.	05/19/21	M	2.13%	Goldman Sachs International	7,602,501 USD	58,981
Kearny Financial Corp.	09/23/20	M	2.13%	Goldman Sachs International	14,342,011 USD	(286,079)
Kering	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	743,844 EUR	(6,390)
Kingfisher PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	163,460 GBP	(7,093)
Koninklijke Philips NV	09/30/19	M	0.00%	Credit Suisse Securities (Europe) Limited	383,152 EUR	178
L’ Oreal	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	438,095 EUR	9,366
L’Oreal	07/27/20	M	0.70%	JPMorgan Chase Bank, N.A.	14,042 EUR	300
Lafargeholcim Ltd.	09/30/19	M	1.36%	Credit Suisse Securities (Europe) Limited	68,777 CHF	1,405

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lam Research Corp.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	222,423 USD	$(7,493)
Lazard Ltd.	06/28/21	M	1.81%	Goldman Sachs International	2,306,707 USD	56,501
Legal & General Group PLC	02/23/21	M	0.37%	JPMorgan Chase Bank, N.A.	1,198,800 GBP	(17,716)
Legal & General Group PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	718,380 GBP	(10,616)
Leonardo SpA	10/04/19	M	0.92%	Credit Suisse Securities (Europe) Limited	265,507 EUR	(4,258)
Marriott International, Inc.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	1,167,425 USD	(27,425)
Marsh & Mclennan Cos.	10/13/20	M	2.13%	Goldman Sachs International	7,986,395 USD	(224,725)
Merck KGaA	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	9,380,177 EUR	(13,825)
Meridian Bancorp, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	8,746,457 USD	(251,480)
Michelin	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	139,802 EUR	2,317
MSHCCIBB	07/29/20	M	1.93%	Morgan Stanley Capital Services LLC	24,027,169 USD	(491,242)
Mshccihe	07/29/20	M	1.93%	Morgan Stanley Capital Services LLC	8,262,975 USD	(57,731)
MSHCCIHF	07/29/20	M	2.03%	Morgan Stanley Capital Services LLC	21,440,371 USD	(117,133)
MSHCCIHI	07/29/20	M	2.03%	Morgan Stanley Capital Services LLC	18,328,686 USD	(168,539)
MSHCCXLV	07/29/20	M	2.03%	Morgan Stanley Capital Services LLC	40,552,975 USD	(141,944)
MSHCQQQ	07/29/20	M	2.03%	Morgan Stanley Capital Services LLC	15,093,666 USD	107,560
MSHCSERV	07/29/20	M	1.93%	Morgan Stanley Capital Services LLC	10,500,448 USD	(128,380)
MSHCSPY	07/29/20	M	2.03%	Morgan Stanley Capital Services LLC	17,147,826 USD	43,068
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,149,540 EUR	27,256
National Bank Holdings Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	10,218,644 USD	(90,883)
NBT Bancorp, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	2,196,062 USD	(81,358)
Nestle SA	07/27/20	M	1.21%	JPMorgan Chase Bank, N.A.	291,769 CHF	1,354
Nestle SA	09/30/19	M	1.36%	Credit Suisse Securities (Europe) Limited	347,909 CHF	1,615
New York Community Bancorp	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	1,008,735 USD	(43,216)
NewStar Financial, Inc.	07/23/20	M	2.38%	Morgan Stanley Capital Services LLC	— USD	—
Northwest Bancshares, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	9,285,077 USD	(333,170)
Northwest Bancshares, Inc.	12/16/20	M	2.13%	Goldman Sachs International	5,924,211 USD	(212,575)
NRG Energy, Inc.	07/23/20	M	2.13%	Morgan Stanley Capital Services LLC	415,664 USD	17,895
Nvidia Corp.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	250,404 USD	(20,575)
Occidental Petroleum Corp.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	713,615 USD	2,907
Occidental Petroleum Corp.	05/17/21	M	1.98%	Goldman Sachs International	5,714,628 USD	37,262
Omnicrom Group	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	1,633,497 USD	(11,239)
ON Semiconductor Corp.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	728,331 USD	(22,289)
Orange	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	400,089 EUR	1,846
Orange	06/01/21	M	0.80%	JPMorgan Chase Bank, N.A.	516,423 EUR	2,530
Oritani Financial Corp.	11/24/20	M	2.13%	Goldman Sachs International	2,679,834 USD	(289,576)
Paddy Power Betfair PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	90,423 GBP	(1,253)
People’s United Financial, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	13,127,932 USD	(271,502)
Piper Jaffray Cos.	06/23/21	M	2.13%	Goldman Sachs International	1,276,093 USD	(17,245)
Preferred Bank	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	8,141,068 USD	(372,248)
Principal Financial Group, Inc.	01/13/21	M	2.13%	Goldman Sachs International	6,306,278 USD	(31,734)
Principal Financial Group, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	4,502,574 USD	(22,657)
Prosperity Bancshares, Inc.	06/21/21	M	1.98%	Goldman Sachs International	5,328,775 USD	(139,636)
Provident Financial Services	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	4,973,551 USD	(165,291)
RELX PLC	03/17/21	M	0.90%	JPMorgan Chase Bank, N.A.	1,120,310 EUR	14,207
RELX PLC	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	198,522 EUR	2,518

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RELX PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	198,927 GBP	$1,643
REXEL SA	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	344,244 EUR	(9,885)
S & T Bancorp, Inc.	09/23/20	M	2.13%	Goldman Sachs International	3,378,215 USD	(34,602)
S.O.I.T.E.C.	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	87,045 EUR	(1,873)
Salesforce.com, Inc.	06/14/21	M	1.97%	J.P. Morgan Securities LLC	40,813,219 USD	1,329,734
Sandy Spring Bancorp, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	2,207,320 USD	(78,646)
Schlumberger Ltd.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	301,203 USD	(6,662)
Sherwin Williams Co.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	373,949 USD	5,942
Siemens Healthineers AG	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	4,312,394 EUR	81,683
Sika AG	09/30/19	M	1.06%	Credit Suisse Securities (Europe) Limited	7,807,252 CHF	(91,943)
SIKA AG	06/16/21	M	1.56%	JPMorgan Chase Bank, N.A.	20,775,258 CHF	(245,509)
Simmons First National Corp.	01/20/21	M	2.13%	Goldman Sachs International	3,294,382 USD	(73,852)
SL Green Realty Corp.	04/07/21	M	2.13%	Goldman Sachs International	3,336,258 USD	163,813
Solvay SA	09/30/19	M	0.97%	Credit Suisse Securities (Europe) Limited	301,616 EUR	(5,198)
Sopra Group	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	28,599 EUR	(2,329)
SPDR S&P Regional Banking ETF	02/08/21	M	1.52%	Goldman Sachs International	1,072,225 USD	(28,005)
SPDR S&P Regional Banking ETF	07/23/20	M	1.63%	Morgan Stanley Capital Services LLC	29,407,418 USD	(768,083)
Standard Chartered PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	1,371,549 GBP	(27,121)
Stars Group, Inc.	01/27/20	M	2.10%	Credit Suisse Securities (Europe) Limited	111,087 USD	(3,145)
State Street Corp.	06/23/21	M	2.13%	Goldman Sachs International	5,090,573 USD	(49,512)
Stericycle, Inc.	07/23/20	M	2.13%	Morgan Stanley Capital Services LLC	311,312 USD	7,383
Swiss Re AG	09/30/19	M	1.36%	Credit Suisse Securities (Europe) Limited	472,800 CHF	3,681
Swisscom AG	09/30/19	M	1.36%	Credit Suisse Securities (Europe) Limited	782,550 CHF	4,877
Synchrony Financial	06/03/21	M	2.13%	Goldman Sachs International	6,151,509 USD	(64,545)
T Mobile US, Inc.	10/07/20	M	2.13%	Goldman Sachs International	35,349,856 USD	728,478
TechnipFMC PLC	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	120,202 EUR	(3,092)
TechnipFMC PLC	07/27/20	M	0.80%	JPMorgan Chase Bank, N.A.	41,239 EUR	(1,061)
Tele2 AB	07/27/20	M	0.45%	JPMorgan Chase Bank, N.A.	26,336,279 SEK	(20,024)
Tele2 AB	09/30/19	M	0.70%	Credit Suisse Securities (Europe) Limited	786,310 SEK	(598)
Telefonica S.A.	09/30/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,036,607 EUR	7,008
Telefonica S.A.	07/27/20	M	0.70%	JPMorgan Chase Bank, N.A.	354,338 EUR	2,385
Telia Co. AB	09/30/19	M	0.70%	Credit Suisse Securities (Europe) Limited	10,287,812 SEK	2,145
Tompkins Financial Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	376,417 USD	(12,733)
Travis Perkins PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	116,537 GBP	2,343
Tribune Publishing Co	07/23/20	M	2.13%	Morgan Stanley Capital Services LLC	55,524 USD	13,697
TriState Capital Holdings, Inc.	09/23/20	M	2.13%	Goldman Sachs International	2,492,828 USD	(29,432)
TrustCo Bank Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	7,991,290 USD	(380,538)
Trustmark Corp.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	4,488,881 USD	(166,618)
Ubisoft Entertainment	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	186,947 EUR	(2,374)
Unilever NV CVA	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,866,590 EUR	23,901
Valeo Sa	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	106,400 EUR	(9,097)
Vinci SA	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	250,269 EUR	3,063
Vodafone Group PLC	09/30/19	M	0.22%	Credit Suisse Securities (Europe) Limited	6,172,903 GBP	(149,496)
Volkswagen AG	09/30/19	M	0.92%	Credit Suisse Securities (Europe) Limited	54,162 EUR	(435)
Volvo AB	09/30/19	M	0.00%	Credit Suisse Securities (Europe) Limited	3,139,522 SEK	(1,832)
Waddell & Reed Financial	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	6,201,785 USD	(148,569)
Washington Federal, Inc.	07/23/20	M	1.98%	Morgan Stanley Capital Services LLC	12,468,151 USD	(701,263)
Westamerica Bancorporation	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	4,504,183 USD	(67,526)

Total Sells						$(6,929,945)

Total OTC Total Return Swaps Outstanding						$(12,818,340)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2019

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.80%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	13,711,000 USD	$(24,484)	$837	$(25,321)
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	25,247	(11,818)	37,065
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	28,211	(12,569)	40,780
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	175,442	—	175,442
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	27,028	(11,027)	38,055
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,097,000 USD	31,896	(10,927)	42,823
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/25/2024	Morgan Stanley & Co. LLC	1,515,000 USD	24,033	(619)	24,652
Pays	3-Month USD LIBOR	2.17%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	4,724,000 USD	107,487	—	107,487
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	830,910	—	830,910
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	50,375	—	50,375
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	48,751	(11,404)	60,155
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	60,863	2,511	58,352
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	1,201,000 USD	30,136	(582)	30,718
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	69,902	—	69,902
Pays	3-Month USD LIBOR	2.28%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,397,000 USD	188,084	—	188,084

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	$87,988	$(1,411)	$89,399
Pays	3-Month USD LIBOR	2.35%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,907,500 USD	235,192	2,616	232,576
Pays	3-Month USD LIBOR	2.40%	3M/6M	05/27/2026	Morgan Stanley Capital Services LLC	2,366,000 USD	87,799	—	87,799
Pays	3-Month USD LIBOR	2.41%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	8,167,000 USD	308,122	—	308,122
Pays	3-Month USD LIBOR	2.44%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,534,000 USD	258,321	—	258,321
Pays	3-Month USD LIBOR	2.45%	3M/6M	03/25/2026	Morgan Stanley Capital Services LLC	1,154,000 USD	46,751	—	46,751
Pays	3-Month USD LIBOR	2.58%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	111,466	—	111,466
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	7,728,000 USD	383,900	656	383,244
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	7,000,000 USD	349,058	—	349,058
Pays	3-Month USD LIBOR	2.66%	3M/6M	01/25/2026	Morgan Stanley Capital Services LLC	1,905,000 USD	100,425	412	100,013
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	85,612	(1,314)	86,926
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	172,486	—	172,486
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	207,926	—	207,926
Pays	3-Month USD LIBOR	2.98%	3M/6M	09/25/2025	Morgan Stanley & Co. LLC	1,213,000 USD	84,223	—	84,223
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	155,787	—	155,787
Pays	3-Month USD LIBOR	3.03%	3M/6M	06/25/2028	Morgan Stanley & Co. LLC	1,000,000 USD	91,813	(2,804)	94,617

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.18%	6M/3M	02/22/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	$150,662	$—	$150,662
Receives	6-Month GBP LIBOR	1.38%	6M/6M	01/16/2068	Credit Suisse Securities (USA) LLC	1,427,000 GBP	(112,842)	43	(112,885)
Receives	6-Month GBP LIBOR	1.41%	6M/6M	08/4/2067	Credit Suisse Securities (USA) LLC	3,461,000 GBP	(317,310)	123	(317,433)
Receives	6-Month GBP LIBOR	1.47%	6M/6M	09/18/2069	Credit Suisse Securities (USA) LLC	5,526,743 GBP	(694,650)	—	(694,650)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	35,933	6,115	29,818
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	28,408	4,658	23,750
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(1,889)	—	(1,889)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley Capital Services LLC	8,000,000 USD	(41,419)	—	(41,419)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	7,559	—	7,559
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(27,621)	—	(27,621)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/2/2027	Morgan Stanley Capital Services LLC	10,000,000 USD	(21,476)	—	(21,476)
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/2026	Morgan Stanley & Co. LLC	1,100,000 USD	(7,533)	—	(7,533)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/30/2024	Morgan Stanley Capital Services LLC	5,000,000 USD	(70,998)	—	(70,998)
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	(46,375)	11,201	(57,576)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/29/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(46,082)	—	(46,082)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(55,358)	—	(55,358)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	$(24,957)	$4,800	$(29,757)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley & Co. LLC	35,250,000 USD	(1,080,848)	229,547	(1,310,395)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	(33,394)	—	(33,394)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(119,659)	—	(119,659)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(61,473)	—	(61,473)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/24/2028	Morgan Stanley Capital Services LLC	2,000,000 USD	(76,966)	—	(76,966)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley Capital Services LLC	3,000,000 USD	(79,474)	—	(79,474)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	(159,829)	—	(159,829)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(109,008)	24,111	(133,119)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(88,504)	—	(88,504)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(1,153,845)	—	(1,153,845)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/22/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(65,857)	—	(65,857)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(67,100)	—	(67,100)
Receives	3-Month USD LIBOR	2.43%	3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	(122,258)	—	(122,258)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	$(139,109)	$—	$(139,109)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(81,618)	—	(81,618)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	(317,390)	—	(317,390)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	(15,365)	—	(15,365)
Receives	3-Month USD LIBOR	2.61%	6M/3M	02/25/2026	Morgan Stanley & Co. LLC	2,300,000 USD	(115,254)	—	(115,254)
Receives	3-Month USD LIBOR	2.62%	6M/3M	08/27/2026	Morgan Stanley Capital Services LLC	2,500,000 USD	(131,230)	—	(131,230)
Receives	3-Month USD LIBOR	2.63%	6M/3M	08/13/2026	Morgan Stanley Capital Services LLC	10,000,000 USD	(531,876)	—	(531,876)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(160,264)	—	(160,264)
Receives	3-Month USD LIBOR	2.72%	3M	09/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	(67,647)	—	(67,647)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(203,099)	—	(203,099)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(244,338)	—	(244,338)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,386,606)	—	(1,386,606)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(143,842)	—	(143,842)
Receives	3-Month USD LIBOR	3.03%	6M/3M	06/25/2028	Morgan Stanley & Co. LLC	1,600,000 USD	(146,901)	—	(146,901)
Receives	3-Month USD LIBOR	3.05%	6M/3M	05/25/2028	Morgan Stanley & Co. LLC	600,000 USD	(55,710)	—	(55,710)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	$(1,787,536)	$—	$(1,787,536)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	(792,849)	—	(792,849)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(163,184)	(1,053)	(162,131)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(6,507,231)	$222,102	$(6,729,333)

Abbreviation Legend:
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended June 30, 2019 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), that consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2019, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC N-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended June 30, 2019.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2019, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2019, the Fund had $688,892,361 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class) and $930,417 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) that require certain money market funds to use a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipals, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2019, the total fair value of Level 3 investments was $175,907,289 . The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2019, the Fund had an outstanding commitment of $140,000 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2019, the face value of open reverse repurchase agreements for the Fund was $756,042,008.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of June 30, 2019, the market value of securities loaned by the Fund amounted to $154,808. The market value of the securities on loan are classified as common stock in the Fund’s Consolidated Schedule of Investments.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps” or swap execution facility). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$2,217,442,881	$70,424,597	$—	$2,287,867,478
Preferred Stock	399,350	—	—	399,350
Asset-Backed Securities	—	396,488,853	—	396,488,853
Convertible Bonds	—	84,553,172	—	84,553,172
Bank Debt	—	160,444,305	90,084,298	250,528,603
Corporate Bonds & Notes	—	519,330,668	—	519,330,668
Sovereign Debt	—	1,017,623,963	86,617,191	1,104,241,154
Mortgage-Backed Securities	—	2,221,720,813	—	2,221,720,813
U.S. Government Sponsored Agency Securities	—	53,393,182	—	53,393,182
U.S. Treasury Obligations	—	688,197,161	—	688,197,161
Municipals	—	19,602,112	—	19,602,112
Exchange-Traded Funds	107,275,578	—	—	107,275,578
Purchased Options	4,054,228	—	—	4,054,228
Warrants	486,846	—	—	486,846
Short-Term Investment – Money Market Funds	689,822,778	—	—	689,822,778
Subtotal	$3,019,481,661	$5,231,778,826	$176,701,489	$8,427,961,976
Investments Valued at NAV				605,648,053
Total Investments in Securities	$3,019,481,661	$5,231,778,826	$176,701,489	$9,033,610,029
Forward Foreign Currency Exchange Contracts	—	2,664,674	—	2,664,674
Futures Contracts	40,984,252	—	—	40,984,252
Centrally Cleared Credit Default Swaps	—	38,234,917	—	38,234,917
OTC Credit Default Swaps	—	2,994,962	—	2,994,962
OTC Total Return Swaps	—	17,650,858	—	17,650,858
Centrally Cleared Interest Rate Swaps	—	4,687,796	—	4,687,796
Total Assets	$3,060,465,913	$5,298,012,033	$176,701,489	$9,140,827,488

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,432,589,448	$6,309,498	$794,200	$1,439,693,146
Exchange-Traded Funds	45,868,302	—	—	45,868,302
Mortgage-Backed Securities	—	32,502,762	—	32,502,762
U.S. Government Sponsored Agency Securities	—	16,804,174	—	16,804,174
Total Securities Sold Short	$1,478,457,750	$55,616,434	$794,200	$1,534,868,384

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Options Written	$218,626	$—	$—	$218,626
Reverse Repurchase Agreements	—	757,996,447	—	757,996,447
Forward Foreign Currency Exchange Contracts	—	4,831,468	—	4,831,468
Futures Contracts	30,634,094	—	—	30,634,094
Centrally Cleared Credit Default Swaps	—	9,188,591	—	9,188,591
OTC Credit Default Swaps	—	17,925,728	—	17,925,728
OTC Total Return Swaps	—	30,469,198	—	30,469,198
Centrally Cleared Interest Rate Swaps	—	11,195,027	—	11,195,027
Total Liabilities	$1,509,310,470	$887,222,893	$794,200	$2,397,327,563

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated schedule of investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity(1)(3)	N/A	—	N/A	—	N/A	241,927,768	241,927,768

Credit- Driven(2)(3)	N/A	—	N/A	255,900,000	12 months	—	255,900,000

Event-Driven(4)(5)	N/A	—	N/A	—	N/A	107,820,285	107,820,285

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3)	Investments are redeemable quarterly upon 30—60 days written notice.

(4)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitiliizations, spin-offs and stub trades.

(5)	Investments are redeemable semi-annually upon 60 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2019 (Unaudited)

During the period ended June 30, 2019, the amount of transfers from Level 1 to Level 2 was $9,916,445 for common stock, as a result of the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments in Securities	Bank Debt	Sovereign Debt	Mortgage - Backed Securities	Securities Sold Short: Common Stocks	Total
Balance as of March 31, 2019	$57,203,060	$49,996,000	$28,819	$(902,500)	$106,325,379
Transfers In	11,677,102	—	—	—	11,677,102
Transfers Out	(10,897,283)	—	(28,819)	—	(10,926,102)
Purchases	34,499,777	35,817,409	—	—	70,317,186
Sales	(2,691,257)	—	—	—	(2,691,257)
Amortization	124,173	18,093	—	—	142,266
Net realized gain (loss)	43,567	—	—	—	43,567
Net change in unrealized appreciation (depreciation)	125,159	785,689	—	108,300	1,019,148

Balance as of June 30, 2019	$90,084,298	$86,617,191	$—	$(794,200)	$175,907,289

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2019	$115,336	$785,689	$—	$108,300	$1,009,325

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of June 30, 2019.

Assets	Fair Value at June 30, 2019	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Sovereign Debt	$86,617,191	Broker-dealer Quotations	Indicative Bid	N/A
Bank Debt	90,084,298	Broker-dealer Quotations	Indicative Bid	N/A
Securities Sold Short: Common Stock	(794,200)	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$175,907,289